      As filed with the Securities and Exchange Commission on December 31, 1997
                                                      1933 Act File No. 33-97572
                                                      1940 Act File No. 811-9100

--------------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
--------------------------------------------------------------------------------

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
                            Post-Effective Amendment No. 6

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
                                   Amendment No. 7

--------------------------------------------------------------------------------
                           DRESDNER RCM EQUITY FUNDS, INC.
                               Four Embarcadero Center
                           San Francisco, California  94111
                                    (415) 954-5400
--------------------------------------------------------------------------------


         Richard W. Ingram, President, Treasurer and Chief Financial Officer
                           DRESDNER RCM EQUITY FUNDS, INC.
                               Four Embarcadero Center
                           San Francisco, California  94111
                                    (800) 726-7240

                       (Name and Address of Agent for Service)

                                      Copies to:
Timothy B. Parker, Deputy General Counsel          Michael Glazer
  Dresdner RCM Global Investors LLC     Paul, Hastings, Janofsky & Walker LLP
       Four Embarcadero Center                  555 South Flower Street
  San Francisco, California  94111          Los Angeles, California  90071




     It is proposed that this filing will become effective:

     [x]    Immediately upon filing pursuant to paragraph (b)
     [ ]    On _________________ pursuant to paragraph (b)
     [ ]    60 days after filing pursuant to paragraph (a)(1)
     [ ]    On _________________ pursuant to paragraph (a)(1)
     [ ]    75 days after filing pursuant to paragraph (a)(2)
     [ ]    On _________________ pursuant to paragraph (a)(2) of rule 485

                           DRESDNER RCM EQUITY FUNDS, INC.
                           DRESDNER RCM BIOTECHNOLOGY FUND
                                CROSS REFERENCE SHEET
                  BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION


ITEM NUMBER OF PART A OF FORM N-1A      CAPTIONS IN PROSPECTUS

1.  Cover Page                          Cover Page

2.  Synopsis                            Prospectus Summary; Summary of Fees and
                                        Expenses

3.  Condensed Financial Information     *

4.  General Description of Registrant   Investment Objective and Policies;
                                        Investment and Risk Considerations;
                                        General Information

5.  Management of the Fund              Organization and Management

5A.  Management's Description of        *
     Fund Performance

6.  Capital Stock and Other             Dividends, Distributions and Taxes;
    Securities                          General Information;

7.  Purchase of Securities Being        Organization and Management; How to
    Offered                             Purchase Shares;

8.  Redemption or Repurchase            Redemption of Shares

9.  Pending Legal Proceedings           *




--------------------
*Not applicable

                           DRESDNER RCM EQUITY FUNDS, INC.
                           DRESDNER RCM BIOTECHNOLOGY FUND
                                CROSS REFERENCE SHEET
                  BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                     (CONTINUED)

ITEM NUMBER OF PART B OF FORM N-1A      CAPTIONS IN PROSPECTUS AND STATEMENT
                                        OF ADDITIONAL INFORMATION

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  General Information and History    *


13.  Investment Objective and           Investment Objective and Policies;
     Policies                           Investment and Risk Considerations;
                                        Investment Restrictions


14.  Management of the Fund             Directors and Officers

15.  Control Persons and Principal      Description of Capital Shares; Directors
     Holders of Securities              and Officers

16.  Investment Advisory and Other      The Investment Manager; Additional
     Services                           Information

17.  Brokerage Allocation               Execution of Portfolio Transactions

18.  Capital Stock and Other            Description of Capital Stock
     Securities

19.  Purchase, Redemption and           How to Purchase Shares
     Pricing of Securities Being
     Offered

20.  Tax Status                         Dividends, Distributions and Taxes


21.  Underwriter                        The Distributor


22.  Calculation of Performance Data    Investment Results

23.  Financial Statements               Additional Information

                           DRESDNER RCM EQUITY FUNDS, INC.
                          DRESDNER RCM EMERGING MARKETS FUND
                                CROSS REFERENCE SHEET
                  BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

ITEM NUMBER OF PART A OF FORM N-1A      CAPTIONS IN PROSPECTUS

1.  Cover Page                          Cover Page

2.  Synopsis                            Prospectus Summary; Summary of Fees and
                                        Expenses

3.  Condensed Financial Information     *

4.  General Description of Registrant   Investment Objective and Policies;
                                        Investment and Risk Considerations;
                                        General Information

5.  Management of the Fund              Organization and Management

5A.  Management's Description of        *
     Fund Performance

6.  Capital Stock and Other             Dividends, Distributions and Taxes;
    Securities                          General Information;

7.  Purchase of Securities Being        Organization and Management; How to
    Offered                             Purchase Shares;

8.  Redemption or Repurchase            Redemption of Shares

9.  Pending Legal Proceedings           *




--------------------

*Not applicable

                           DRESDNER RCM EQUITY FUNDS, INC.
                          DRESDNER RCM EMERGING MARKETS FUND
                                CROSS REFERENCE SHEET
                  BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                     (CONTINUED)


ITEM NUMBER OF PART B OF FORM N-1A      CAPTIONS IN PROSPECTUS AND STATEMENT
                                        OF ADDITIONAL INFORMATION

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  General Information and History    *


13.  Investment Objective and           Investment Objective and Policies;
     Policies                           Investment and Risk Considerations;
                                        Investment Restrictions


14.  Management of the Fund             Directors and Officers

15.  Control Persons and Principal      Description of Capital Shares; Directors
     Holders of Securities              and Officers

16.  Investment Advisory and Other      The Investment Manager; Additional
     Services                           Information

17.  Brokerage Allocation               Execution of Portfolio Transactions

18.  Capital Stock and Other            Description of Capital Stock
     Securities

19.  Purchase, Redemption and           How to Purchase Shares
     Pricing of Securities Being
     Offered

20.  Tax Status                         Dividends, Distributions and Taxes


21.  Underwriter                        The Distributor


22.  Calculation of Performance Data    Investment Results

23.  Financial Statements               Additional Information

                       DRESDNER RCM BIOTECHNOLOGY FUND

                                OFFERED BY:

                       DRESDNER RCM EQUITY FUNDS, INC.
                           FOUR EMBARCADERO CENTER
                       SAN FRANCISCO, CALIFORNIA 94111
                               (800) 726-7240

         THIS PROSPECTUS RELATES TO DRESDNER RCM BIOTECHNOLOGY FUND
        WHICH SPECIALIZES IN EQUITY AND EQUITY-RELATED SECURITIES OF
                          BIOTECHNOLOGY COMPANIES

                              ---------------

DRESDNER RCM BIOTECHNOLOGY FUND (THE "FUND") is a non-diversified series of Dresdner RCM Equity Funds, Inc. (the "Company"), an open-end management investment company. Shares of the Fund may be purchased at their net asset value per share next calculated after an order is received in proper form. (See HOW TO PURCHASE SHARES.)



The Fund's investment objective is to seek long-term appreciation of capital, primarily through investment in equity and equity-related securities of companies in the biotechnology industry. Such investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total investment return and will not be emphasized. (See INVESTMENT OBJECTIVE AND POLICIES.)


Investments in equity and equity-related securities of companies in the biotechnology industry involve significant risks, some of which are not typically associated with investments in securities of issuers engaged in other types of business. There can be no assurance that the Fund will achieve its investment objective. (See INVESTMENT AND RISK CONSIDERATIONS.)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. Investors should read this document and retain it for future use. A Statement of Additional Information for the Fund dated December 31, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. The Statement may be obtained, without charge, by writing or calling the Company at the address or telephone number set forth above.


Shares of the Fund are not deposits, obligations of, or endorsed or guaranteed in any way by, Dresdner Bank AG, or any other depository institution. Shares of the Fund are not insured by the Federal Deposit Insurance Corporation, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.


             The date of this Prospectus is December 31, 1997

TABLE OF CONTENTS
                                                                  PAGE

Prospectus Summary ...............................................  3

Summary of Fees and Expenses .....................................  5

Investment Objective and Policies ................................  7

Investment and Risk Considerations ............................... 13

Organization and Management ...................................... 15

How to Purchase Shares ........................................... 18

Stockholder Services ............................................. 20

Redemption of Shares ............................................. 21

Investment Results ............................................... 22

Dividends, Distributions and Taxes ............................... 22

General Information .............................................. 23




NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS IS NOT AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

                          DRESDNER RCM BIOTECHNOLOGY FUND
                          PROSPECTUS SUMMARY


                          The following summary is qualified in its entirety by the detailed information appearing elsewhere in this
                          Prospectus:

 WHAT IS THE FUND'S       The Fund's investment objective is to seek long-term
 OBJECTIVE?               appreciation of capital, primarily through investment
                          in equity and equity-related securities of companies in the biotechnology industry. Such investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total return and will not be emphasized. There can be no assurance that the Fund will achieve its investment objective. (See
                          INVESTMENT OBJECTIVE AND POLICIES.)

 WHAT DOES THE FUND       Under normal market conditions, the Fund will invest
 INVEST IN?               at least 65% of the value of its total assets in
                          equity and equity-related securities of companies in the biotechnology industry. The Fund will seek investment opportunities in companies engaged in the research, development, provision and/or manufacture of biotechnological products, services and processes.
                          Such companies generally employ genetic engineering to develop new drugs and apply new and innovative processes to discover and develop diagnostic and therapeutic products and services. The biotechnology industry includes pharmaceutical, biochemical, medical/surgical, human health care, agricultural and industrial oriented companies. However, the industry makeup is not static due to the rapid advances being made and over time it can be expected that new and different companies will be included in the biotechnology industry.

 DOES THE FUND INVEST     The Fund may invest up to 100% of the value of its
 GLOBALLY?                total assets in equity and equity-related securities
                          of foreign issuers, including emerging market issuers. While there is no limitation on the countries in which the Fund may invest, the Fund currently expects that the majority of its investments will be in securities of companies organized or headquartered in the United States. Up to 15% of the value of the Fund's total assets may be invested in securities of companies organized or headquartered in emerging market countries. However, the Fund will not invest more than 10% of the value of its total assets in securities of issuers that are organized or headquartered in any one emerging market country. Investment in emerging markets may involve greater risks than investments in other foreign markets, as a result of factors such as less-developed economic and legal structures, less stable political systems, and less liquid securities markets.

 WHAT ARE SOME OF THE     Investments in equity and equity-related securities
 POTENTIAL INVESTMENT     of biotechnology companies may involve significant
 RISKS?                   risks, some of which are not typically associated
                          with investment in securities of other issuers.
                          These include patent considerations, substantial competitive and pricing pressures, rapid product obsolescence, dependence on extensive research and development, and sensitivity to changes in governmental regulations and policies. An investment in the Fund does not constitute a balanced investment plan.

                          The Fund's investments will be focused in the biotechnology industry. As a result of the Fund's focus on a single industry, the Fund's net asset value may be more volatile in price than the net asset value of a more broadly diversified portfolio.

                          It is likely that a significant portion of the companies in which the Fund will invest will have market capitalizations below $1 billion. Investing in these types of companies involves greater risk and the possibility of greater portfolio price volatility than investing in larger capitalization companies. Furthermore, securities of such companies are often less liquid than securities of larger companies, and may be subject to erratic or abrupt price movements. To dispose of these securities, the Fund may have to sell them over an extended period of time below the original purchase price.

                          Investment in securities of foreign companies involves significant additional risks, including fluctuations in foreign exchange rates, political or economic instability in the country of issue, and the possible imposition of exchange controls or other laws or restrictions. Foreign issuers generally are not subject to accounting and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. There is generally less government regulation of securities markets, exchanges and dealers than in the United States, and the costs associated with transactions in and custody of securities traded on foreign markets are generally higher than in the United States. (See INVESTMENT AND RISK CONSIDERATIONS.)

 WHO OPERATES THE FUND?   The Fund's investment manager is Dresdner RCM Global
                          Investors LLC ("Dresdner RCM" or the "Investment
                          Manager"), a registered investment adviser with its principal offices in San Francisco, California.
                          Dresdner RCM and its predecessors have over 25 years of experience in investing in equity securities.
                          Dresdner RCM currently manages approximately $30 billion of assets for institutional and individual clients, and registered investment companies. (See
                          ORGANIZATION AND MANAGEMENT.)  The custodian of the
                          Fund's assets is State Street Bank and Trust Company.

 SHOULD I INVEST IN THE   The Fund believes that there are attractive
 FUND?                    investment opportunities in the biotechnology
                          industry.  In the last several years, biotechnology
                          companies have developed new techniques to
                          efficiently discover and produce superior diagnostic
                          and therapeutic products and services.   As a result
                          of these advances and advances likely to occur in the future, the Fund believes that biotechnology is likely to become an important economic industry. Yet the stocks of individual biotechnology companies can be volatile, and analyzing individual companies can be time-intensive. A biotechnology fund offers experienced professional management to investors who wish to invest in these industries.

                          The Fund is designed for investors who recognize and are prepared to accept these risks in exchange for the possibility of higher returns. Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek an aggressive approach to capital growth, and can accept the above-average level of price fluctuations that the Fund may experience, the Fund may be an appropriate part of your overall investment strategy.

 DOES THE FUND HEDGE      The Fund may use a variety of techniques to hedge
 ITS INVESTMENTS?         investments.   These include currency management
                          techniques; options on securities, indices and currencies; financial and foreign currency futures contracts and options; and currency swaps. Each of these hedging techniques also involves certain risks.
                          (See INVESTMENT OBJECTIVE AND POLICIES and INVESTMENT
                          AND RISK CONSIDERATIONS.)

 IS THERE A               The minimum initial investment is $5,000, and the
 MINIMUM INVESTMENT?      minimum subsequent investment is $250 (other than
                          investments through the Fund's automatic dividend reinvestment plan). However, for investors purchasing shares through a broker-dealer or other financial institution having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund, the minimum initial investment may vary. Shares of the Fund may be purchased at their net asset value per share next calculated after an order is received in proper form. (See

                          HOW TO PURCHASE SHARES.)

 CAN I REDEEM SHARES AT   You may redeem your shares at any time at their net
 ANY TIME?                asset value, without a redemption charge.  (See
                          REDEMPTION OF SHARES.)

                          SUMMARY OF FEES AND EXPENSES

 WHAT EXPENSES WILL THE   The following information is designed to help you
 FUND INCUR?              understand various costs and expenses of the Fund
                          that an investor may bear directly or indirectly.
                          The information is based on the Fund's expected expenses for its first year of operation, and should not be considered a representation of future expenses or returns. Actual expenses and returns may be greater or less than those shown below.

                          STOCKHOLDER TRANSACTION EXPENSES

                          Maximum sales load imposed on                     None
                          purchases (as a percentage of offering price)

                          Sales load imposed on reinvested dividends        None

                          Deferred sales loads                              None

                          Redemption fees                                   None


                          ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                          Investment management fees                       1.00%

                          Rule 12b-1 expenses                              0.25%

                          Other expenses (after expense reduction*)        0.25%

                          Total Fund operating expenses (after
                          expense reduction*)                              1.50%


                          EXAMPLE OF PORTFOLIO EXPENSES         1 Yr      3 Yrs
                                                                ----      -----
                          You would pay the following total
                          expenses on a $1,000 investment,
                          assuming (1) a 5% annual
                          return and (2) redemption
                          at the end of each time period        $ 15       $ 47


                          *The Investment Manager has voluntarily agreed, until at least December 31, 1998, to pay the Fund on a quarterly basis the amount, if any, by which ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.50% of the value of the average daily net assets of the Fund. In subsequent years, the Fund will reimburse the Investment Manager for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. (See ORGANIZATION AND

                          MANAGEMENT.) Other expenses and total Fund operating expenses for the first year of operation of the Fund, without expense reduction, are estimated to be 1.76% and 2.76%, respectively, of the Fund's average daily net assets.


                          In accordance with applicable regulations of the Securities and Exchange Commission (the "SEC"), the Example of Portfolio Expenses assumes that (1) the percentage amounts listed under Annual Fund Operating Expenses will remain the same in each of the one and three year periods; and (2) all dividends and distributions are reinvested by the stockholder. SEC regulations require that the example be based on a $1,000 investment, although the minimum initial purchase for some investors may be higher. (See HOW TO PURCHASE SHARES.)

                          For more information concerning fees and expenses of the Fund, see ORGANIZATION AND MANAGEMENT and DIVIDENDS, DISTRIBUTIONS AND TAXES.

                          INVESTMENT OBJECTIVE AND POLICIES

 WHAT IS THE FUND'S       The Fund's investment objective is to seek long-term
 OBJECTIVE?               appreciation of capital, primarily through investment
                          in a portfolio of equity and equity-related securities of companies in the biotechnology industry. Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in such securities. The Fund's investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total return and will not be emphasized. There can be no assurance that the Fund will achieve its investment objective.

 HOW DOES THE FUND        The Fund intends to invest primarily in equity and
 SELECT SECURITIES FOR    equity-related securities of companies in the
 ITS PORTFOLIO?           biotechnology industry.  In most cases, these
                          companies will have one or more of the following characteristics: superior management; strong balance sheets; differentiated or superior products or services; substantial capacity for growth in revenue, through either an expanding market or through expanding market share; strong commitment to research and development; or a steady stream of new products or services.

                          The Investment Manager will seek to identify companies that are expected to have higher-than-average rates of growth and strong potential for capital appreciation relative to the potential downside risk of an investment. While the Fund will emphasize investments in growth companies, the Fund also expects to invest in other companies that are not traditionally considered to be growth companies, such as emerging growth companies and cyclical and semi-cyclical companies in developing economies, if the Investment Manager believes that such companies have above-average growth potential. In determining whether securities of particular issuers are believed to have the potential for capital appreciation, the Investment Manager will evaluate the fundamental value of each enterprise, as well as its prospects for growth. Because current income is not the Fund's investment objective, the Fund will not restrict its investments in equity and equity-related securities to those issuers with a record of dividend payments.

                          There is no limitation on the market capitalization of the companies in which the Fund will invest. However, as of the date of this Prospectus, the Investment Manager does not intend to invest more than 15% of the value of the Fund's total assets in securities of companies with market capitalizations below $100 million at the time of purchase.

 WHAT ARE BIOTECHNOLOGY   Biotechnology companies are companies which are
 COMPANIES?               principally engaged in the research, development,
                          provision and/or manufacture of biotechnological products, services and processes. These companies include, but are not limited to, pharmaceutical, biochemical, medical/surgical, human health care, agricultural and industrial oriented companies.
                          However, the industry makeup is not static due to the rapid advances being made and over time it can be expected that new and different companies will be included in the biotechnology industry. As a result, the types of companies that the Fund may invest in will be broadly interpreted by the Investment Manager so that the Fund will be positioned to benefit from holdings in all companies that may benefit from the biotechnology business.

 WHAT ARE EQUITY AND      Equity and equity-related securities in which the
 EQUITY-RELATED           Fund has the authority to invest include common
 SECURITIES?              stock, preferred stock, convertible preferred stock,
                          convertible debt obligations, warrants or other rights to acquire stock, and options on stock and stock indices. In addition, equity and equity-related securities may include securities sold in the form of depositary receipts and securities issued by other investment companies. The Fund currently intends to invest primarily in common stock and depositary receipts.

 WHAT KINDS OF FOREIGN    Currently it is anticipated that the majority of the
 SECURITIES WILL THE      Fund's investments will be in securities of companies
 FUND INVEST IN?          organized or headquartered in the United States.
                          However, the Fund may invest in foreign securities from time-to-time, depending on the Investment
                          Manager's view of foreign investment opportunities and risks. For purposes of this restriction, "foreign securities" includes (i) securities of companies that are organized or headquartered, or whose operations principally are conducted, outside the United States;
                          (ii) securities that are principally traded outside the United States, regardless of where the issuer of such securities is organized or headquartered or where its operations principally are conducted;
                          (iii) depositary receipts; and (iv) securities of other investment companies investing primarily in such equity and equity-related securities.

                          Under normal market conditions, the Fund will not invest more than 25% of the value of its total assets in securities of issuers that are organized or headquartered in any one foreign country. In evaluating particular investment opportunities, the Investment Manager may consider, in addition to the factors described above, the anticipated economic growth rate, the political outlook, the anticipated inflation rate, the currency outlook, and the interest rate environment for the country and the region in which a particular company is located, as well as other factors it deems relevant.

                          The Fund expects that its investments in foreign securities will be comprised primarily of securities that are traded on recognized foreign securities exchanges. However, the Fund also may invest in securities that are traded only over-the-counter, either in the United States or in foreign markets, when the Investment Manager believes that such securities meet the Fund's investment criteria. Subject to the Fund's restrictions on investment in foreign securities (see WHAT OTHER INVESTMENT PRACTICES SHOULD I KNOW ABOUT?), the Fund also may invest in securities that are not publicly traded either in the United States or in foreign markets.

 WILL THE FUND INVEST     The Fund may invest up to 15% of the value of its
 IN EMERGING MARKETS?     total assets in securities of companies that are
                          organized or headquartered in developing countries with emerging markets. However, the Fund will not invest more than 10% of the value of its total assets in securities of issuers that are organized or headquartered in any one emerging market country.
                          The term "emerging market countries" includes any country that is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities, or other recognized financial institutions. As of the date of this Prospectus, the term "emerging market countries" is deemed to include for purposes of this Prospectus all foreign countries other than Australia, Austria, Belgium, Canada,
                          Denmark, Finland, France, Germany, Hong Kong,
                          Ireland, Italy, Japan, Luxembourg, The Netherlands,
                          New Zealand, Norway, Singapore, Spain, Sweden,
                          Switzerland, and the United Kingdom.

 DOES THE FUND BUY AND    The Fund presently expects to purchase or sell
 SELL FOREIGN CURRENCY?   foreign currency primarily to settle foreign
                          securities transactions. However, the Fund may also engage in currency management transactions to hedge currency exposure related to securities it owns or that it anticipates purchasing. (See DOES THE FUND
                          HEDGE ITS INVESTMENTS?)

                          For purposes of the percentage limitations on the Fund's investments in foreign securities, the term securities does not include foreign currencies. This means that the Fund could have more than the percentages of its total assets indicated above denominated in foreign currencies or multinational currency units such as the European Currency Unit (a "basket" comprised of specified amounts of currencies of certain of the members of the European Union). As a result, gains in a particular securities market may be affected, either positively or negatively, by changes in exchange rates.

 DOES THE FUND HEDGE      For hedging purposes, the Fund may purchase options
 ITS INVESTMENTS?         on stock indices and on securities that are
                          authorized for purchase by the Fund. If the Fund purchases a "put" option on a security, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). If the Fund purchases a "call" option on a security, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option (or on the option expiration date). An option on a stock index gives the Fund the right to receive a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The Fund may "close out" an option prior to its exercise or expiration by selling an option of the same series as the option previously purchased.

                          The Fund may employ certain currency management techniques to hedge against currency exchange rate fluctuations. These include forward currency exchange contracts, currency options, futures contracts (and related options), and currency swaps. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Currency options are rights to purchase or sell a specific currency at a future date at a specified price. Futures contracts are agreements to take or make delivery of an amount of cash equal to the difference between the value of the currency at the close of the last trading day of the contract and the contract price. Currency swaps involve the exchange of rights to make or receive payments in specified currencies.

                          The Fund may cross-hedge currencies, which involves writing or purchasing options or entering into foreign exchange contracts on one currency to hedge against changes in exchange rates for a different currency, if, in the judgment of the Investment Manager, there is a pattern of correlation between the two currencies. In addition, the Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Manager, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rates. The Fund is also authorized to employ currency management techniques to enhance its total return, although it presently does not intend to do so.

 WHAT OTHER INVESTMENT    DEPOSITARY RECEIPTS.  The Fund may invest in
 PRACTICES SHOULD I       securities of foreign companies in the form of
 KNOW ABOUT?              American Depositary Receipts ("ADRs"), European
                          Depositary Receipts ("EDRs"), Global Depositary
                          Receipts ("GDRs"), or other similar instruments representing securities of foreign companies. ADRs are receipts for ordinary shares of foreign companies that typically are issued by U.S. banks and entitle the holder to all dividends and all capital gains associated with the underlying ordinary shares.
                          These securities may not be denominated in the same currency as the underlying securities that they represent. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing a similar arrangement. When it is possible to invest either in an ADR, EDR, or GDR, or to invest directly in the underlying security, the Investment Manager will evaluate which investment opportunity is preferable, based on price differences, relative trading volume, anticipated liquidity, differences in currency risk, and other factors.

                          Although investment in ADRs does not involve the currency exchange risk that is present when investing in the underlying securities, depositary receipts may have risks that are similar to those of foreign equity securities. Therefore, for purposes of the Fund's investment policies and restrictions, depositary receipts will be treated as foreign equity securities, based on the country in which the underlying issuer is organized or headquartered. (See WHAT KINDS OF FOREIGN SECURITIES WILL THE FUND INVEST IN?)

                          OTHER INVESTMENT COMPANIES. The laws of some foreign countries may make it difficult or impossible for the Fund to invest directly in issuers organized or headquartered in those countries, or may place limitations on such investments. The only practical means of investing in such issuers may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In such cases and in other appropriate circumstances, and subject to the restrictions referred to above regarding investments in companies organized or headquartered in foreign countries (see WHAT KINDS OF FOREIGN SECURITIES WILL THE FUND INVEST IN?), the Fund may invest up to 10% of the value of its total assets in other investment companies. However, the Fund may not invest more than 5% of the value of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company.

                          To the extent that the Fund invests in other investment companies, the Fund would bear its proportionate share of any management or administration fees and other expenses paid by investment companies in which it invests. At the same time, the Fund would continue to pay its own management fees and other expenses.

                          SHORT SELLING. The Fund may make short sales of securities that it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and may also make short sales of securities which it does not own or have the right to acquire. In order to deliver a security that is sold short to the buyer, the Fund must arrange through a broker to borrow the security, and becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. When the Fund makes a short sale, the proceeds of the sale are retained by the broker until the Fund replaces the borrowed security.

                          The value of securities of any issuer in which the Fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. The Fund's ability to enter into short sales transactions is limited by the requirements of the Investment Company Act of 1940 (the "1940 Act").

                          WHEN ISSUED, FIRM COMMITMENT AND DELAYED SETTLEMENT TRANSACTIONS. The Fund may purchase securities on a delayed delivery or "when issued" basis and may enter into firm commitment agreements (transactions in which the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). Delivery and payment for these securities typically occur 15 to 45 days after the commitment to purchase, but delivery and payment can be scheduled for shorter or longer periods, based upon the agreement of the buyer and the seller. No interest accrues to the purchaser during the period before delivery. The Fund generally does not intend to enter into these transactions for the purpose of leverage, but may sell the right to receive delivery of the securities before the settlement date. The value of the securities at settlement may be more or less than the agreed upon price.

                          The Fund will segregate cash, U.S. Government securities or other liquid debt or equity securities in an amount sufficient to meet its payment obligations with respect to any such transactions. To the extent that assets are segregated for this purpose, the Fund's liquidity and the ability of the Investment Manager to manage its portfolio may be adversely affected.

                          DEBT SECURITIES. The Fund may invest in short-term debt obligations (with maturities of less than one year) issued or guaranteed by the U.S. Government and foreign governments

                          (including their respective agencies,
                          instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational governmental entities, and debt obligations of corporate issuers. Such debt obligations will be rated, at the time of purchase, investment grade by Standard & Poor's, Moody's Investors Service, or another recognized rating organization, or if unrated will be determined by the Investment Manager to be of comparable investment quality. Investment grade means the issuer of the security is believed to have adequate capacity to pay interest and repay principal, although certain of such securities in the lower grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher-rated securities.

                          Under normal market conditions, no more than 10% of the value of the Fund's total assets will be invested in debt obligations. However, during times when the Investment Manager believes a temporary defensive posture is warranted, including times involving international, political or economic uncertainty, the Fund may hold all or a substantial portion of its assets in such debt securities. When the Fund is so invested, it may not be achieving its investment objective.

                          BORROWING MONEY. From time-to-time, it may be advantageous for the Fund to borrow money rather than sell portfolio positions to raise the cash to meet redemption requests. In order to meet such redemption requests, the Fund may borrow from banks or enter into reverse repurchase agreements. The Fund also may borrow up to 5% of the value of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Fund will not borrow money for leveraging purposes. The Fund may continue to purchase securities while borrowings are outstanding, but will not do so when the Fund's borrowings (including reverse repurchase agreements) exceed 5% of the value of its total assets. The 1940 Act permits the Fund to borrow only from banks and only to the extent that the value of its total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing), and requires the Fund to take prompt action to reduce its borrowings if this limit is exceeded. For the purpose of the 300% borrowing limitation, reverse repurchase transactions are considered to be borrowings.

                          A reverse repurchase agreement involves a transaction by which a borrower (such as the Fund) sells a security to a purchaser (a member bank of the Federal Reserve System or a broker-dealer deemed creditworthy pursuant to standards adopted by the Company's Board of Directors) and simultaneously agrees to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.

                          LENDING PORTFOLIO SECURITIES. The Fund is authorized to make loans of portfolio securities, for the purpose of realizing additional income, to broker-dealers or other institutional investors deemed creditworthy pursuant to standards adopted by the Company's Board of Directors. The borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. Government securities or other liquid debt or equity securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities, and a fee and/or a portion of the interest earned on the collateral, less any fees and administrative expenses associated with the loan.

                          ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect to receive approximately the amount at which the Fund values such securities within seven days. The Investment Manager has the authority to determine whether specific securities are liquid or illiquid pursuant to standards adopted by the Company's Board of Directors.

                          The Fund's investments in illiquid securities may include securities that are not registered for resale under the Securities Act of 1933 (the "Securities Act"), and therefore are subject to restrictions on resale. When the Fund purchases unregistered securities, the Fund may, in appropriate circumstances, obtain the right to register such securities at the expense of the issuer. In such cases there may be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the security will be subject to market fluctuations.

                          The fact that there are contractual or legal restrictions on resale of certain securities to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A under the Securities Act, the Investment Manager may determine in particular cases, pursuant to standards adopted by the Company's Board of Directors, that such securities are not illiquid securities notwithstanding the legal or contractual restrictions on their resale. Investing in Rule 144A securities could have the effect of increasing the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.

 CAN THE FUND'S           The Fund's investment objective is a fundamental
 OBJECTIVE AND POLICIES   policy that may not be changed without a vote of its
 BE CHANGED?              stockholders. However, except as otherwise indicated
                          in this Prospectus or the Statement of Additional
                          Information, the Fund's other investment policies and restrictions are not fundamental and may be changed without a vote of the stockholders. If there is a change in the Fund's investment objective or policies, stockholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

                          The various percentage limitations referred to in this Prospectus apply immediately after a purchase or initial investment. Except as specifically indicated to the contrary, the Fund is not required to sell any security in its portfolio as a result of change in any applicable percentage resulting from market fluctuations.

 WHAT IS THE FUND'S       The Fund may invest in securities on either a
 PORTFOLIO TURNOVER       long-term or short-term basis.  The Investment
 RATE?                    Manager anticipates that the Fund's annual portfolio
                          turnover rate should not exceed 150%, although for the first year of operations of the Fund, the portfolio turnover rate may exceed 150%. The turnover rate will not be a limiting factor when the Investment Manager deems portfolio changes appropriate. Securities in the Fund's portfolio will be sold whenever the Investment Manager believes it is appropriate to do so, regardless of the length of time that securities have been held, and securities may be purchased or sold for short-term profits whenever the Investment Manager believes it is appropriate or desirable to do so. Turnover will be influenced by sound investment practices, the Fund's investment objective and the need for funds for the redemption of the Fund's shares.

                          Because the Investment Manager will purchase and sell securities for the Fund's portfolio without regard to the length of the holding period for such securities, it is possible that the Fund's portfolio will have a higher turnover rate than might be expected for investment companies that invest substantially all of their funds for long-term capital appreciation or generation of current income. A high portfolio turnover rate would increase aggregate brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by the Fund's stockholders.

                          INVESTMENT AND RISK CONSIDERATIONS

                          Investment in the Fund is subject to a variety of risks, including the following:

 RISKS OF INVESTING IN    Because the Fund will focus its investments in
 BIOTECHNOLOGY STOCKS.    biotechnology companies, the Fund will be more
                          susceptible than other investment companies to market and other conditions affecting biotechnology companies. Such conditions include patent considerations, competitive pressures affecting the financial condition of biotechnology companies, rapid product obsolescence, dependence on extensive research and development, aggressive pricing and greater sensitivity to changes in governmental regulation and policies. As a result of the Fund's concentration on a single industry, the Fund's net assets may be more volatile in price than the net asset value of a company with a more broadly diversified portfolio.

 RISKS OF INVESTING IN    Investing in securities of issuers with market
 SMALLER CAPITALIZATION   capitalizations below $1 billion at or near the time
 COMPANIES.               of purchase ("smaller capitalization companies")
                          involves greater risk and the possibility of greater portfolio price volatility than investing in larger capitalization companies. For example, smaller capitalization companies may have less certain growth prospects, may be more sensitive to changing economic conditions, may have more limited financial and management resources, and may have less liquid markets for their securities, than larger, more established firms.

 RISKS OF INVESTING IN    Investing in foreign equity securities involves
 FOREIGN MARKETS          significant risks, some of which are not typically
 GENERALLY.               associated with investing in securities of U.S.
                          issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar. In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing and financial reporting standards, or to other regulatory practices and requirements, comparable to those applicable to U.S. issuers. Furthermore, with respect to certain foreign countries, the possibility exists of political instability, expropriation or nationalization of assets, revaluation of currencies, confiscatory taxation, and limitations on foreign investment and use or removal of funds or other assets of the Fund (including the withholding of dividends and limitations on the repatriation of currencies). The Fund may also experience difficulties or delays in obtaining or enforcing judgments.

                          Most foreign securities markets have substantially less volume than U.S. securities markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, there is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct and complete such transactions. In addition, the costs associated with transactions in securities traded on foreign markets or of foreign issuers, and the expense of maintaining custody of such securities with foreign custodians, generally are higher than the costs associated with transactions in U.S. securities on U.S. markets.

 RISKS OF INVESTING IN    There are special additional risks associated with
 EMERGING MARKETS.        investments in emerging markets.  The securities
                          markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets.
                          Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

                          Economies in emerging markets generally are heavily dependent upon international trade, and may be affected adversely by the economic conditions of the countries in which they trade, as well as by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. In many cases, governments of emerging market countries continue to exercise a significant degree of control over the economies of such countries. In addition, certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is a heightened possibility of confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. Unanticipated political or social developments may also affect the value of the Fund's investments in those countries.

 RISKS OF HEDGING         There are a number of risks associated with
 TECHNIQUES.              transactions in options on securities.  Options may
                          be more volatile than the underlying instruments.
                          Differences between the options and securities markets could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for a variety of reasons. When trading options on foreign exchanges, many of the protections afforded to participants in the United States will not be available. Although the purchaser of an option cannot lose more than the amount of the premium plus transaction costs, this entire amount could be lost.

                          The Fund's currency management techniques involve risks different from those that arise in connection with investments in dollar-denominated securities.
                          To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk than would otherwise be the case. Transactions in futures contracts and options on futures contracts involve risks similar to those of options on securities. In addition, the potential loss incurred by the Fund in such transactions is unlimited.

                          The use of hedging techniques is a highly specialized activity, and there can be no assurance as to the success of any hedging operations which the Fund may implement. Gains and losses in such transactions depend upon the Investment Manager's ability to predict correctly the direction of stock prices, interest rates, currency exchange rates, and other economic factors. Although such operations could reduce the risk of loss due to a decline in the value of the hedged security or currency, they could also limit the potential gain from an increase in the value of the security or currency.

 RISKS OF SHORT           Short sales by the Fund that are not made "against
 SELLING.                 the box" create opportunities to increase the Fund's
                          return but, at the same time, involve special risk considerations and may be considered a speculative technique. The Fund's net asset value per share will tend to be more volatile than would be the case if it did not engage in short sales. Short sales that are not "against the box" also theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty in purchasing securities to meet its short sale delivery obligations, might have to purchase such securities at higher prices than would otherwise be the case, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

 WHAT OTHER RISK          CONVERTIBLE SECURITIES AND WARRANTS.  The value of a
 FACTORS SHOULD I BE      convertible security is a function of both its yield
 AWARE OF?                in comparison with the yields of similar non-
                          convertible securities and the value of the underlying stock. A convertible security held by the Fund may be subject to redemption at the option of the issuer at a fixed price, in which event the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party. Investment in warrants also involves certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and the failure of the price of the underlying security to reach or have reasonable prospects of reaching the exercise price, in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment in the warrant.

                          CREDIT OF COUNTERPARTIES. A number of transactions in which the Fund may engage are subject to the risks of default by the other party to the transaction. When the Fund engages in repurchase, reverse repurchase, when-issued, forward commitment, delayed settlement and securities lending transactions, it relies on the other party to consummate the transaction. Failure of the other party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

                          BORROWING. Borrowing also involves special risk considerations. Interest costs of borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on the borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. To the extent the Fund enters into reverse repurchase agreements, the Fund is subject to risks that are similar to those of borrowing.

                          NON-DIVERSIFICATION. The Fund will be non-diversified within the meaning of the 1940 Act. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of any single issuer than diversified funds, and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than diversified funds. However, in order to meet the requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company, the Fund must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of its assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than the U.S. Government or other regulated investment companies).

                          ORGANIZATION AND MANAGEMENT

 WHO MANAGES THE FUND?    The Company was incorporated in Maryland in
                          September 1995, and is an open-end management investment company or mutual fund. The Company's
                          Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved contracts for various financial organizations to provide, among other things, day-to-day management services required by the Fund.

                          The Company, on behalf of the Fund, has retained as the Fund's investment manager Dresdner RCM Global Investors LLC, a Delaware limited liability company with principal offices at Four Embarcadero Center, San Francisco, California 94111. The Investment Manager provides the Fund with investment supervisory services pursuant to an Investment Management Agreement, Power of Attorney and Service Agreement (the "Management Agreement") dated as of December 30, 1997. The Investment Manager manages the Fund's investments, provides various administrative services, and supervises the Fund's daily business affairs, subject to the authority of the Board of Directors.

                          The Investment Manager is actively engaged in providing investment supervisory services to institutional and individual clients, and is registered under the Investment Advisers Act of 1940. The Investment Manager was established in April 1996, and is the successor to the business and operations of RCM Capital Management, a California Limited Partnership, which, with its predecessors, has been in operation since 1970. The Investment Manager is a wholly owned subsidiary of Dresdner Bank AG ("Dresdner"), an international banking organization with principal executive offices located in Frankfurt, Germany. Shares of the Fund are not deposits, obligations of, or endorsed or guaranteed in any way by, Dresdner Bank AG, or any other depository institution. Shares of the Fund are not insured by the Federal Deposit Insurance Corporation, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

                          Pursuant to an agreement among RCM Limited L.P. ("RCM Limited"), the Investment Manager and Dresdner, RCM Limited manages, operates and makes all decisions regarding the day-to-day business and affairs of the Investment Manager, subject to the oversight of Dresdner RCM's Board of Managers. RCM Limited is a California limited partnership consisting of
                          37 limited partners and one general partner, RCM General Corporation, a California corporation ("RCM General"). Twenty-four of the limited partners of RCM Limited are also principals of the Investment Manager, and the shareholders of RCM General.

                          The Investment Manager's equity philosophy is to invest in growth stocks -- stocks of companies that are expected to have superior and predictable growth. Through fundamental research and a series of valuation screens, the Investment Manager seeks to purchase securities of those companies whose expected growth in earnings and dividends will provide a risk-adjusted return in excess of the market.

                          The Investment Manager has a long history of investing in biotechnology stocks. Its research analysts have been researching biotechnology companies for purchase in domestic equity portfolios for approximately 10 years, and have been managing biotechnology portfolios for approximately 5 years. The research team consults regularly with the senior members of the Investment Manager's equity portfolio management team concerning the prospects for the biotechnology industry generally as well as specific biotechnology companies. The equity investment process also incorporates the Investment Manager's own macroeconomic views of the economy.

                          In addition to traditional research activities, the Investment Manager utilizes research produced by Grassroots Research, an operating group within the Investment Manager. Grassroots Research prepares research reports based on field interviews with customers, distributors, and competitors of the companies that the Investment Manager follows. In the biotechnology area, Grassroots Research can be a valuable adjunct to the Investment Manager's traditional research efforts by providing a "second look" at biotechnology companies in which the Fund is considering investing and by checking marketplace assumptions concerning market demand for particular products and services.

                          Selena A. Chaisson, M.D. and Jeffrey J. Wiggins are primarily responsible for the day-to-day management of the Fund. Dr. Chaisson is a Senior Vice President of the Investment Manager, with which she has been associated since 1994. She has participated in the management of portfolios since 1996. Mr. Wiggins is a Principal of the Investment Manager, with which he has been associated since 1992. He has managed institutional portfolios for the Investment

                          Manager since 1992.

 WHAT ARE THE FUND'S      For the services rendered by the Investment Manager
 MANAGEMENT FEES?         under the Management Agreement, the Fund will pay a
                          monthly fee to the Investment Manager based on the average daily net assets of the Fund. The fee shall be determined pursuant to the following schedule:


                          VALUE OF SECURITIES AND CASH OF FUND        FEE
                          the first $500 million                      1.00% annually
                          above $500 million and below $1 billion     0.95% annually
                          above $1 billion                            0.90% annually

 WHAT OTHER EXPENSES      The Fund is responsible for the payment of its
 DOES THE FUND PAY?       operating expenses, including brokerage and
                          commission expenses; taxes levied on the Fund;
                          interest charges on borrowings (if any); charges and expenses of the Fund's custodian; investment management fees due to the Investment Manager; fees paid pursuant to the Fund's Rule 12b-1 plan; and all of the Fund's other ordinary operating expenses
                          (e.g., legal and audit fees, securities registration expenses, and compensation of directors of the Company who are not affiliated with the Investment
                          Manager).

                          To limit the expenses of the Fund, the Investment Manager has agreed, until at least December 31, 1998, to pay the Fund on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes and extraordinary expenses) exceed the annual rate of 1.50% of the value of the average daily net assets of the Fund. The Fund will reimburse the Investment Manager for fees deferred or other expenses paid by the Investment Manager pursuant to this agreement in later years in which operating expenses for the Fund are otherwise less than such expense limitation. Accordingly, until all such amounts are reimbursed, the Fund's expenses will be higher, and its total return will be lower, than would otherwise have been the case. No interest, carrying or finance charge will be paid by the Fund with respect to any amounts representing fees deferred or other expenses paid by the Investment Manager. In addition, the Fund will not be required to repay any unreimbursed amounts to the Investment Manager upon termination of the Management Agreement.

 HOW DOES THE FUND        The Investment Manager, subject to the overall
 DECIDE WHICH BROKERS     supervision of the Company's Board of Directors,
 TO USE?                  makes the Fund's investment decisions and selects the
                          broker or dealer to be used in each specific transaction using its judgment to choose the broker or dealer most capable of providing the services necessary to obtain the best execution of that transaction. In seeking the best execution of each transaction, the Investment Manager evaluates a wide range of criteria. Subject to the requirement of seeking best execution, the Investment Manager may, in circumstances in which two or more brokers are in a position to offer comparable execution, give preference to a broker that has provided investment information to the Investment Manager. In so doing, the Investment Manager may effect securities transactions which cause the Fund to pay an amount of commission in excess of the amount of commission another broker would have charged. Subject to the requirement of seeking the best available execution, the Investment Manager may also place orders with brokerage firms that have sold shares of the Fund.

                          The Fund may in some instances invest in foreign and/or U.S. securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market (over-the-counter trades of exchange-listed securities) or fourth market (direct trades of securities between institutional investors without the intermediation of a broker-dealer). When transactions are executed in the over-the-counter market or the third or fourth market, the Investment Manager will seek to deal with the counterparty that the Investment Manager believes can provide the best execution, whether or not that counterparty is the primary market maker for that security.

                          When appropriate and to the extent consistent with applicable laws and regulations, the Fund may execute brokerage transactions through Dresdner Kleinwort Benson North America LLC, a wholly owned subsidiary of Dresdner, or other broker-dealer subsidiaries or affiliates of Dresdner.

 WHO IS THE FUND'S        Funds Distributor, Inc. (the "Distributor"), whose
 DISTRIBUTOR?             principal place of business is 60 State Street, Suite
                          1300, Boston, Massachusetts 02109, acts as distributor of shares of the Fund. The Distributor is engaged in the business of providing mutual fund distribution services to registered investment companies, and is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., which is not affiliated with the Investment Manager or Dresdner.

                          The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund. Under the distribution plan, which is a "reimbursement plan," the Fund pays the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets as reimbursement for certain expenses actually incurred by the Distributor in connection with distribution of shares of the Fund. These expenses include advertising and marketing expenses, payments to broker-dealers and others who have entered into agreements with the Distributor, the expenses of preparing, printing and distributing the prospectuses of the Fund to persons who are not already stockholders, and indirect and overhead costs associated with the sale of shares of the Fund.
                           If in any month the Distributor is due more
                          monies for such services than are immediately
                          payable because of the expense limitation under the plan, the unpaid amount is carried forward from month to month while the plan is in effect until such time as it may be paid. However, no amounts carried forward are payable beyond the fiscal year during which they were incurred, and no interest, carrying or other finance charge is borne by the Fund with respect to any amount carried forward.

 WHO IS THE FUND'S        State Street Bank and Trust Company acts as the
 CUSTODIAN AND TRANSFER   Fund's custodian, transfer agent, redemption agent
 AGENT?                   and dividend paying agent (the "Custodian"). The
                          Custodian's principal business address is 1776
                          Heritage Drive, North Quincy, Massachusetts 02171.

                          HOW TO PURCHASE SHARES

 WHAT IS THE OFFERING     Shares of the Fund are offered on a continuous basis
 PRICE FOR SHARES OF      at the offering price next determined after receipt of
 THE FUND?                an order in proper form. The offering price is the net
                          asset value per share. The minimum initial investment is $5,000, and the minimum subsequent investment is $250 (other than investments through the Fund's automatic dividend reinvestment plan). However, for investors purchasing shares through a broker-dealer or other financial instution having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund, the minimum initial investment may vary. (See STOCKHOLDER SERVICES.)


 HOW CAN I PURCHASE       Investors or their duly authorized agents may purchase
 SHARES OF THE FUND?      shares of the Fund by sending a signed, completed
                          subscription form to National Financial Data Services
                          ("NFDS"), an affiliate of the Custodian, at P.O. Box
                          419927, Kansas City, Missouri 64141-6927, and paying for the shares as described below. Shares may also be purchased through certain brokers which have entered into a selling group agreement with the Distributor.
                          Brokers may charge a fee for their services at the time of purchase or redemption. Subscription forms can be obtained from the

                        Company.

                        Orders for shares received by NFDS prior to the close of regular trading on the New York Stock Exchange on each day the New York Stock Exchange is open for trading will be priced at the net asset value (see HOW ARE SHARES PRICED?) computed as of the close of regular trading on the New York Stock Exchange on that day.
                        The Company reserves the right to reject any subscription at its sole discretion. Orders received after the close of regular trading on the New York Stock Exchange, or on any day on which the New York Stock Exchange is not open for trading, will be priced at the close of regular trading on the New York Stock Exchange on the next succeeding day on which the New York Stock Exchange is open for trading.

                        Upon receipt of the order in proper form, NFDS will open a stockholder account in accordance with the investor's registration instructions. A confirmation statement reflecting the current transaction will be forwarded to the investor.

 WHERE SHOULD I SEND MY Payment for shares purchased should be made by check or SUBSCRIPTION PAYMENT? money order, made payable to Dresdner RCM Biotechnology
                        Fund. Checks should be bank or certified checks. The Company, at its option, may accept a check that is not a bank or certified check; however, third party checks will not be accepted. Payments should be sent to:

                        Dresdner RCM Equity Funds, Inc.
                        P.O. Box 419927
                        Kansas City, MO  64141-6927
                        Attn:     Dresdner RCM Biotechnology Fund
                                  Account 630

                        Investors may also make initial or subsequent investments by electronic transfer of funds or wire transfer of federal funds to the Company. Before transferring or wiring funds, an investor must first telephone the Company at (800) 726-7240 for instructions. On the telephone, the following information will be requested: name of authorized person; stockholder account number (if such account number is in existence); name of Fund; amount being transferred or wired; and transferring or wiring bank name.

                        Investors may be charged a fee if they effect transactions through a broker or agent. Your dealer is responsible for forwarding payment promptly to NFDS. The Company reserves the right to cancel any purchase order for which payment has not been received by the third business day following the investment.

                        The Company will issue share certificates of the Fund only for full shares and only upon the specific request of the stockholder. Confirmation statements showing transactions in the stockholder's account and a summary of the status of the account serve as evidence of ownership of shares of the Fund.

 CAN I PAY FOR SHARES   In its discretion, the Company may accept securities of
 WITH INVESTMENT        equal value instead of cash in payment of all or part
 SECURITIES?            of the subscription price for the Fund's shares offered
                        by this Prospectus. Any such securities (i) will be valued at the close of the New York Stock Exchange composite tape on the day of acceptance of the subscription in accordance with the method of valuing the Fund's portfolio described under HOW ARE SHARES
                        PRICED? below; (ii) will have a tax basis to the Fund equal to such value; (iii) must not be "restricted securities"; and (iv) must be permitted to be purchased in accordance with the Fund's investment objective and policies set forth in this Prospectus and must be securities that the Fund would be willing to purchase at that time. Prospective stockholders considering this method of payment should contact the Company in advance to discuss the securities in question and the documentation necessary to complete the transaction.

 HOW ARE SHARES PRICED? The net asset value of each share of the Fund on which the subscription and redemption prices are based is determined by the sum of the market value of the securities and other assets owned by the Fund less its liabilities, computed pursuant to standards adopted by the Company's Board of Directors. The net asset value of a share is the quotient obtained by dividing the net assets of the Fund (i.e., the value of the assets of the Fund less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares of the Fund outstanding. The net asset value of the Fund's shares will be calculated as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on each day that the New York Stock Exchange is open for trading.

                        STOCKHOLDER SERVICES

 WHAT SERVICES ARE      AUTOMATIC REINVESTMENT.  Each income dividend and
 PROVIDED TO            capital gains distribution, if any, declared by the
 STOCKHOLDERS?          Fund will be reinvested in full and fractional shares
                        based on the net asset value as determined on the payment date for such distributions, unless the stockholder or his or her duly authorized agent has elected to receive all such payments or the dividend or distribution portions thereof in cash. Changes in the manner in which dividend and distribution payments are made may be requested by the stockholder or his or her duly authorized agent at any time through written notice to the Company and will be effective as to any subsequent payment if such notice is received by the Company prior to the record date used for determining the stockholders entitled to such payment. Any dividend and distribution election will remain in effect until the Company is notified by the stockholder in writing to the contrary.

                        EXCHANGE PRIVILEGE. You may exchange shares of the Fund into shares of any other series of the Company, without a sales charge or other fee, by contacting NFDS. Before effecting an exchange, you should obtain the currently effective prospectus of the series into which the exchange is to be made. Exchange purchases are subject to the minimum investment requirements of the series purchased. An exchange will be treated as a redemption and purchase for tax purposes.

                        Shares will be exchanged at the net asset value per share of the Fund and the series into which the exchange is to be made, next determined after receipt by NFDS of (i) a written request for exchange, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be exchanged; and (ii) stock certificates for any shares to be exchanged which are held by the stockholder. Exchanges will not become effective until all documents in the form required have been received by NFDS. A stockholder in doubt as to what documents are required should contact NFDS.


                        ACCOUNT STATEMENTS. Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from the Company.

                        REPORTS TO STOCKHOLDERS. The fiscal year of the Fund ends on December 31 of each year. The Fund will issue to its stockholders semi-annual and annual reports;
                        each annual report will contain a schedule of the Fund's portfolio securities, audited annual financial statements, and information regarding purchases and sales of securities during the period covered by the report as well as information concerning the Fund's performance in accordance with rules promulgated by the SEC. In addition, stockholders will receive quarterly statements of the status of their accounts reflecting all transactions having taken place within that quarter.
                        The federal income tax status of stockholders' distributions will also be reported to stockholders after the end of each fiscal year.

                        STOCKHOLDER INQUIRIES. Stockholder inquiries should be addressed to the Company at the address or telephone number on the front page of this Prospectus.

                        REDEMPTION OF SHARES

 HOW DO I REDEEM MY     Subject only to the limitations described below, the
 SHARES?                Company will redeem the shares of the Fund tendered to
                        it, as described below, at a redemption price equal to the net asset value per share as next computed following the receipt of all necessary redemption documents. Because the net asset value of the Fund's shares will fluctuate as a result of changes in the market value of securities owned, the amount a stockholder receives upon redemption may be more or less than the amount paid for those shares.

                        Redemption payments will be made wholly in cash unless the Company's Board of Directors believes that unusual conditions exist which would make such a practice detrimental to the best interests of the Fund. Under such circumstances, payment of the redemption price could be made in whole or in part in portfolio securities.

                        Stockholders may be charged a fee if they effect transactions through a broker or agent.

 WHEN WILL I RECEIVE MY PAYMENT FOR SHARES.  Payment for shares redeemed will
 REDEMPTION PAYMENT?    be made within seven days after receipt by the Company
                        of: (i) a written request for redemption, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be redeemed; (ii) stock certificates for any shares to be redeemed which are held by the stockholder; and (iii) the additional documents required for redemptions by corporations, executors, administrators, trustees and guardians.
                        Redemptions will not become effective until all documents in the form required have been received by the Company. A stockholder in doubt as to what documents are required should contact the Company.

                        If the Company is requested to redeem shares for which it has not yet received payment, the Company will delay, or cause to be delayed, the mailing of a redemption check until such time as it has assured itself that payment has been collected, which may take up to 15 days. Delays in the receipt of redemption proceeds may be avoided if shares are purchased through the use of wire-transferred funds or other methods which do not entail a clearing delay in the Fund receiving "good funds" for its use.

                        Upon execution of the redemption order, a confirmation statement will be forwarded to the stockholder indicating the number of shares sold and the proceeds thereof. Proceeds of all redemptions will be paid by check or federal funds wire no later than seven days subsequent to execution of the redemption order except as may be provided below.

                        SUSPENSION OF REDEMPTIONS. The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the New York Stock Exchange is closed (other than a customary weekend or holiday closing) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities it owns is not reasonably practicable, or as a result of which it is not reasonably practical for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of stockholders.

 WHAT ELSE SHOULD I     REINSTATEMENT PRIVILEGE.  You may reinvest proceeds
 KNOW ABOUT             from a redemption of shares of the Fund, or proceeds of
 REDEMPTIONS?           a dividend or capital gain distribution paid to you
                        with respect to shares of the Fund, in the Fund or any other series of the Company. Send a written request and a check to the Company within 90 days after the date of the redemption, dividend or distribution.
                        Reinvestment will be at the next calculated net asset value after receipt. The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same series within 30 days.

                        INVOLUNTARY REDEMPTION. In order to reduce expenses of the Fund, the Company may redeem all of the shares of any investor whose account has a net asset value of less than $5,000 due to redemptions (other than a stockholder who is a participant in a qualified retirement plan or whose initial investment is below $5,000). The Company will give such stockholders
                        60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption.

                        INVESTMENT RESULTS

 WILL THE FUND REPORT   The Fund may, from time-to-time, include information on
 ITS PERFORMANCE?       its investment results and/or comparisons of its
                        investment results to various unmanaged indices (which generally do not reflect deductions for administrative and management costs and expenses), indices prepared by consultants, mutual fund ranking entities, and financial publications, or results of other mutual funds or groups of mutual funds, in advertisements or in reports furnished to present or prospective investors. Investment results will include information calculated on a total return basis (total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividend and capital gain distributions). Such indices and rankings may include the following, among others:

                        1.   The American Stock Exchange Biotechnology Index.

                        2.   The Russell 2000 Index.

                        3. Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc. and Morningstar, which rank mutual funds by overall performance, investment objectives, and assets.

                        DIVIDENDS, DISTRIBUTIONS AND TAXES

 WHAT DIVIDENDS DOES    The Fund intends to distribute to its stockholders all
 THE FUND PAY?          of each fiscal year's net investment income and net
                        realized capital gains, if any, on the Fund's investment portfolio. The amount and time of any such distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Any dividend or distribution received by a stockholder on shares of the Fund shortly after the purchase of such shares by the stockholder will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

 WHAT TAXES WILL I PAY  Dividends generally are taxable to stockholders at the
 ON FUND DIVIDENDS?     time they are paid.  However, dividends declared in
                        October, November and December by the Fund and made payable to stockholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the Fund pays the dividend no later than January 31 of the following year.

                        Federal law requires the Company to withhold 31% of income from dividends, capital gains distributions and/or redemptions that occur in certain stockholder accounts if the stockholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply. Amounts withheld are applied to the stockholder's federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in an overpayment of taxes. Under the Code, distributions of net investment income and net long-term capital gains by the Fund to a stockholder who, as to the United States, is a non-resident alien individual, non-resident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership may also be subject to U.S. withholding tax.

 WILL THE FUND ALSO PAY The Company intends to qualify the Fund as a "regulated
 TAXES? investment company" under Subchapter M of the Code. By complying with the applicable provisions of the Code, the Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its stockholders.

                        The Fund may be required to pay withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce the Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund may elect to "pass through" to its stockholders the amount of foreign income taxes paid by the Fund, if such election is deemed to be in the best interests of stockholders. If this election is made, stockholders will be required to include in their gross income their pro rata share of foreign taxes paid by the Fund, and will be able to treat such taxes as either an itemized deduction or a foreign credit against U.S. income taxes (but not both) on their tax returns. If the Fund does not make that election, stockholders will not be able to deduct their pro rata share of such taxes in computing their taxable income and will not be able to take their share of such taxes as a credit against their U.S. income taxes.

 WHEN WILL I RECEIVE    Each stockholder will receive, at the end of each
 TAX INFORMATION?       fiscal year of the Company, full information on
                        dividends, capital gains distributions and other reportable amounts with respect to shares of the Fund for tax purposes, including information such as the portion taxable as capital gains, and the amount of dividends, if any, eligible for the federal dividends received deduction for corporate taxpayers.

                        The foregoing is a general abbreviated summary of present U.S. federal income tax laws and regulations applicable to dividends and distributions by the Fund. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state, and local tax laws and regulations applicable to dividends and distributions received.

                        GENERAL INFORMATION

 WHAT OTHER INFORMATION The authorized capital stock of the Company is
 SHOULD I KNOW ABOUT    1,000,000,000 shares of capital stock (par value $.0001
 THE FUND?              per share), of which 50,000,000 shares have been
                        designated as shares of the Fund. In addition, 50,000,000 shares have been designated as shares of the Dresdner RCM Global Technology Fund, 50,000,000 shares have been designated as shares of the Dresdner RCM
                        Global Small Cap Fund, 50,000,000 shares have been designated as shares of the

                        Dresdner RCM Global Health Care Fund, 50,000,000 shares have been designated as shares of the Dresdner RCM Large Cap Growth Fund, and 50,000,000 shares have been designated as shares of the Dresdner RCM Emerging Markets Fund. The Company's Board of Directors may, in the future, authorize the issuance of other classes of shares of the Fund (with, for example, different sales loads, or other distribution or service fee arrangements), or of other series of capital stock of the Company representing shares of additional investment portfolios or funds.


                        All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved affects only one series. There are no conversion or preemptive rights in connection with any shares of the Company. All shares of the Fund when duly issued will be fully paid and non-assessable. The rights of the holders of shares of the Fund may not be modified except by vote of the majority of the outstanding shares of the Fund. Certificates are not issued unless requested and are never issued for fractional shares. Fractional shares are liquidated when an account is closed. As of December 31, 1997, there were 300,000 shares of the Fund outstanding, which were beneficially owned by clients of Dresdner Bank AG.

                        Shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of all series of the Company's shares voting for the election of directors can elect 100% of the directors if they wish to do so. In such event, the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person to the Board of Directors.

                        The Company is not required to hold a meeting of stockholders in any year in which the 1940 Act does not require a stockholder vote on a particular matter, such as election of directors. The Company will hold a meeting of its stockholders for the purpose of voting on the question of removal of one or more directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and will assist in communicating with its stockholders as required by Section 16(c) of the 1940 Act.

                        This Prospectus does not contain all of the information set forth in the Company's registration statement and related forms as filed with the SEC, certain portions of which are omitted in accordance with rules and regulations of the SEC. The registration statements and related forms may be inspected at the Public Reference Room of the SEC at Room 1024, 450 5th Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates.

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12/28/97 1:10 PM

                           DRESDNER RCM EQUITY FUNDS, INC.
                          DRESDNER RCM BIOTECHNOLOGY FUND



                              FOUR EMBARCADERO CENTER
                          SAN FRANCISCO, CALIFORNIA 94111
                                   (800) 726-7240

                        STATEMENT OF ADDITIONAL INFORMATION


                                 December 31, 1997



Dresdner RCM Biotechnology Fund (the "Biotechnology Fund" or "Fund") is a non-diversified no-load series of Dresdner RCM Equity Funds, Inc. (the "Company"), an open-end management investment company. The Fund's investment manager is Dresdner RCM Global Investors LLC (the "Investment Manager").


This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Fund's Prospectus and should be read in conjunction with such Prospectus. The Prospectus may be obtained without charge by writing or calling the Company at the address and phone number above.

                                 TABLE OF CONTENTS
                                                                                  PAGE

Investment Objective and Policies..............................................     2
Investment and Risk Considerations.............................................    11
Investment Restrictions........................................................    16
Execution of Portfolio Transactions............................................    18
Directors and Officers.........................................................    20
The Investment Manager.........................................................    22
The Distributor................................................................    24
Net Asset Value................................................................    25
Purchase and Redemption of Shares..............................................    26
Dividends, Distributions and Tax Status........................................    27
Investment Results.............................................................    30
Description of Capital Shares..................................................    30
Additional Information.........................................................    31

                         ----------------------------------

                         INVESTMENT OBJECTIVE AND POLICIES

                         ----------------------------------

INVESTMENT CRITERIA

In evaluating particular investment opportunities, the Investment Manager may consider, in addition to the factors described in the Prospectus, the anticipated economic growth rate, the political outlook, the anticipated inflation rate, the currency outlook, and the interest rate environment for the country and the region in which a particular issuer is located. When the Investment Manager believes it would be appropriate and useful, the Investment Manager's personnel may visit the issuer's headquarters and plant sites to assess an issuer's operations and to meet and evaluate its key executives. The Investment Manager also will consider whether other risks may be associated with particular securities.

INVESTMENT IN FOREIGN SECURITIES

The Fund may invest in foreign securities. The securities markets of many countries have at times in the past moved relatively independently of one another due to different economic, financial, political, and social factors. In seeking to achieve the Fund's investment objective, the Investment Manager will allocate the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive, subject to the percentage limitations set forth in the Prospectus. In addition, from time-to-time, the Fund may strategically adjust its investments among issuers based in various countries and among the various equity markets of the world in order to take advantage of diverse global opportunities or capital appreciation, based on the Investment Manager's evaluation of prevailing trends and developments, as well as on the Investment Manager's assessment of the potential for capital appreciation (as compared to the risks) of particular companies, industries, countries, and regions.

INVESTMENT IN DEVELOPED FOREIGN COUNTRIES. The Fund may invest in securities of companies that are organized or headquartered in developed foreign countries. The Fund may not be invested in all developed foreign countries at one time, and may not invest in particular developed foreign countries at any time, depending on the Investment Manager's view of the investment opportunities available.

Although these countries have developed economies, even developed countries are subject to periods of economic or political instability. For example, efforts by the member countries of the European Union to eliminate internal barriers to the free movement of goods, persons, services and capital have encountered opposition arising from the conflicting economic, political and cultural interests and traditions of the member countries and their citizens. The reunification of the former German Democratic Republic (East Germany) with the Federal Republic of Germany (West Germany) and other political and social events in Europe have caused considerable economic and social dislocations. Such events can materially affect securities markets and have also disrupted the relationship of such currencies with each other and with the U.S. dollar. Similarly, events in the Japanese economy and social developments may affect Japanese securities and currency markets, as well as the relationship of the Japanese Yen to the U.S. dollar. Future political, economic and social developments can be expected to produce continuing effects on securities and currency markets.

INVESTMENT IN EMERGING MARKETS. The Fund may invest in securities of companies organized or headquartered in developing countries with emerging markets. As a general matter, countries that are not considered to be developed foreign countries by the Investment Manager will be deemed to be emerging market countries. (See INVESTMENT IN DEVELOPED FOREIGN COUNTRIES.) As their economies grow and their markets grow and mature, some countries that currently may be characterized by the Investment Manager as emerging market countries may be deemed by the Investment Manager to be developed foreign countries. In the event that the Investment Manager deems a particular country to be a developed foreign country, any investment in securities issued by that country's government or by an issuer located in that country would not be subject to the Fund's overall limitations on investments in emerging market countries.

Securities of issuers organized or headquartered in emerging market countries may, at times, offer excellent opportunities for capital appreciation. However, prospective investors should be aware that the markets of emerging market countries historically have been more volatile than the markets of the United States and developed foreign countries, and thus the risks of investing in securities of issuers organized or headquartered in emerging market countries may be far greater than the risks of investing in developed foreign markets. See "INVESTMENT AND RISK CONSIDERATIONS -- EMERGING MARKET SECURITIES" for a more detailed discussion of the risk factors associated with investments in emerging market securities. In addition, movements of emerging market currencies historically have had little correlation with movements of developed foreign market currencies. Prospective investors should consider these risk factors carefully before investing in the Fund. Some emerging market countries have currencies whose value is closely linked to the U.S. dollar. Emerging market countries also may issue debt denominated in U.S. dollars and other currencies.

It is unlikely that the Fund will be invested in equity securities in all emerging market countries at any time. Moreover, investing in some emerging markets currently may not be desirable or feasible, due to lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation or similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks, poor values of investments in those markets relative to investments in other emerging markets, in developed foreign markets, or in the United States, or for other reasons.

CURRENCY MANAGEMENT

Securities purchased by the Fund may be denominated in U.S. dollars, foreign currencies, or multinational currency units such as the European Currency Unit, and the Fund will incur costs in connection with conversions between various currencies. Movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected, either positively or negatively, by changes in exchange rates, and the Fund's net currency positions may expose it to risks independent of its securities positions.

From time-to-time, the Fund may employ currency management techniques to enhance its total returns, although it presently does not intend to do so. The Fund may not employ more than 30% of the value of its total assets in currency management techniques for the purpose of enhancing returns. To the extent that such techniques are used to enhance return, they are considered speculative.

The Fund's ability and decisions to purchase or sell portfolio securities also may be affected by the laws or regulations in particular countries relating to convertibility and repatriation of assets. Because the shares of the Fund are redeemable in U.S. dollars each day the Fund determines its net asset value, the Fund must have the ability at all times to obtain U.S. dollars to the extent necessary to meet redemptions. Under present conditions, the Investment Manager does not believe that these considerations will have any significant adverse effect on its portfolio strategies, although there can be no assurances in this regard.

GENERAL CURRENCY CONSIDERATIONS. Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to do so, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. To the extent that a substantial portion of the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may purchase or sell forward foreign currency exchange contracts for hedging purposes or to seek to increase total return when the Investment Manager anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to increase total return, forward foreign currency exchange contracts are considered speculative. In addition, the Fund may enter into forward foreign currency exchange contracts in order to protect against anticipated changes in future foreign currency exchange rates. The Fund may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Manager determines that there is a pattern of correlation between the two currencies. The Fund may also engage in proxy hedging, by using forward contracts in a series of foreign currencies for similar purposes.

The Fund may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Fund may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated dividends from such securities, due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Fund if the value of the hedged currency increased.

If the Fund enters into a forward foreign currency exchange contract to sell foreign currency to increase total return, the Fund will place cash, U.S. Government securities, or other liquid debt or equity securities in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional assets will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund will enter into such transactions only with primary dealers or others deemed creditworthy by the Investment Manager.

OPTIONS ON FOREIGN CURRENCIES. The Fund may purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Fund may also use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if the Investment Manager believes there is a pattern of correlation between the two currencies. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges.

The writer of a put or call option receives a premium and gives the purchaser the right to sell (or buy) the currency underlying the option at the exercise price. The writer has the obligation upon exercise of the option to purchase (or deliver) the currency during the option period. A writer of an option who wishes to terminate the obligation may effect a "closing transaction" by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after being notified of the exercise of an option. The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received; the Fund could be required to purchase or sell additional foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The Fund may purchase call or put options on currency to seek to increase total return when the Investment Manager anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to increase total return, options on currencies are considered speculative.

When the Fund writes a call option on a foreign currency, an amount of cash, U.S. Government securities, or other liquid debt or equity securities equal to the market value of its obligations under the option will be deposited by the Fund in a segregated account with the Fund's custodian to collateralize the position.

CURRENCY SWAPS. The Fund may enter into currency swaps for both hedging and to seek to increase total return. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions entered into for hedging purposes. Currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, or the delivery of the net amount of a party's obligations over its entitlements. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund will maintain in a segregated account with the Fund's custodian cash, U.S. Government securities, or other liquid debt or equity securities equal to the amount of the Fund's obligations, or the net amount (if any) of the excess of the Fund's obligations over its entitlements, with respect to swap transactions. To the extent that such amount of a swap is held in such a segregated account the Company and the Investment Manager believe that swaps do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to the Fund's borrowing restriction.

The currency swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Manager has determined that the currency swap market has become relatively liquid. However, the use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the Fund entering into a currency swap would be less favorable than it would have been if this investment technique were not used.

OPTIONS TRANSACTIONS

The Fund may purchase listed put and call options on stocks and stock indices as a hedge against changes in market conditions that may result in changes in the value of the Fund's portfolio securities. The aggregate premiums on put options and call options purchased by the Fund may not in each case exceed 5% of the value of the net assets of the Fund. In addition, the Fund will not purchase or sell options if more than 25% of the value of its net assets would be hedged.

A put gives the holder the right, in return for the premium paid, to require the writer of the put to purchase from the holder a security at a specified price. A call gives the holder the right, in return for the premium paid, to require the writer of the call to sell a security to the holder at a specified price. Put and call options are traded on U.S. and foreign exchanges. A put option is covered if the writer maintains cash, U.S. Government securities or other liquid debt or equity securities equal to the exercise price in a segregated account. A call option is covered if the writer owns the security underlying the call or has an absolute and immediate right to acquire the security without additional cash consideration upon conversion or exchange of other securities held by it.

PUT OPTIONS. Purchasing put options may be used as a portfolio investment strategy when the Investment Manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a stock which the Investment Manager feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

CALL OPTIONS. The purchase of a call option is a type of insurance policy to hedge against losses that could incur if the Fund intends to purchase the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the price of the underlying security thereafter falls, the price the Fund pays for the security will in effect be increased by the premium paid for the call option less any amount for which such option may be sold.

STOCK INDEX OPTIONS. The Fund may purchase put and call options with respect to the stock indices such as the S&P 500 Index. Such options may be purchased as a hedge against changes resulting from market conditions in the values of securities which are held in the Fund's portfolio or which it intends to purchase or sell, or when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund.

The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an index option depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on a stock index will be subject to the Investment Manager's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the prices of individual stocks.

Index prices may be distorted if trading of certain stocks included in an index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, the Fund would not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of the Fund to purchase put or call options only with respect to an index which the Investment Manager believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

DEALER OPTIONS. The Fund may engage in transactions involving dealer options as well as exchange-traded options. Options not traded on an exchange generally lack the liquidity of an exchange-traded option, and may be subject to the Fund's restriction on investment in illiquid securities. In addition, dealer options may involve the risk that the securities dealers participating in such transactions will fail to meet their obligations under the terms of the option.

SHORT SALES

The Fund may engage in short sales transactions. A short sale that is not made "against the box" is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. When the Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.

Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position.

In the view of the Securities and Exchange Commission ("SEC"), a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.


To avoid limitations under the 1940 Act on borrowing by investment companies, short sales by the Fund will be against the box, or the Fund's obligation to deliver the securities sold short will be "covered" by placing in segregated account cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. The Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.


FUTURES TRANSACTIONS

The Fund may purchase and sell currency futures contracts and futures options, in accordance with the strategies more specifically described below, to hedge against currency exchange rate fluctuations or to enhance returns.

FUTURES CHARACTERISTICS. A futures contract is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of currency at the close of the last trading day of the contract and the price at which the currency contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by payment of the change in the cash value of the currency. No physical delivery of the underlying currency is made.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the Fund's custodian or such other parties as may be authorized by the SEC (in the name of the futures commission merchant (the "FCM")) an amount of cash or U.S. Treasury bills which is referred to as an "initial margin" payment. The nature of initial margin in futures transactions is different from that of margin in security transactions in that a futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts customarily are purchased and sold with initial margins that may range upwards from less than 5% of the value of the futures contract being traded. Subsequent payments, called variation margin, to and from the FCM, will be made on a daily basis as the price of the underlying currency varies, making the long and short positions in the futures contract more or less valuable. This process is known as "marking to the market." For example, when the Fund has purchased a currency futures contract and the price of the underlying currency has risen, that position will have increased in value and the Fund will receive from the FCM a variation margin payment equal to that increased value. Conversely, when the Fund has purchased a currency futures contract and the price of the underlying currency has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the FCM. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an identical opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

CHARACTERISTICS OF FUTURES OPTIONS. The Fund may also purchase call options and put options on currency futures contracts ("futures options"). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option of the same series.

PURCHASE OF FUTURES. The Investment Manager may purchase a currency futures contract when it anticipates the subsequent purchase of particular securities and has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available, or to attempt to enhance return when it anticipates that future currency exchange rates will be more favorable than current rates.

SALE OF FUTURES. The Investment Manager may sell a currency futures contract to hedge against an anticipated decline in foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities denominated in such currency, or may sell a currency futures contract in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern or correlation between the two currencies.

PURCHASE OF PUT OPTIONS ON FUTURES. The purchase of a put option on a currency futures contract is analogous to the purchase of a put on an individual stock, where an absolute level of protection from price fluctuation is sought below which no additional economic loss would be incurred by the Fund. The purchase of a put option on a currency futures contract can be used to hedge against unfavorable movements in currency exchange rates, or to attempt to enhance returns in contemplation of movements in such rates.

PURCHASE OF CALL OPTIONS ON FUTURES. The purchase of a call option on a currency futures contract represents a means of obtaining temporary exposure to favorable currency exchange rate movements with risk limited to the premium paid for the call option. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or to the price of the underlying currency itself, the call option may be less risky, because losses are limited to the premium paid for the call option, when compared to the ownership of the underlying currency. Like the purchase of a currency futures contract, the Fund would purchase a call option on a currency futures contract to hedge against an unfavorable movement in exchange rates.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES AND FUTURES OPTIONS. The Fund may not purchase or sell futures contracts or purchase futures options if, immediately thereafter, more than 30% of the value of its net assets would be hedged. In addition, the Fund may not purchase or sell futures or purchase futures options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for futures options would exceed 5% of the market value of the Fund's total assets. In Fund transactions involving futures contracts, to the extent required by applicable SEC guidelines, an amount of cash, U.S. Government securities, or other liquid debt or equity securities equal to the market value of the futures contracts will be deposited by the Fund in a segregated account with the Fund's Custodian, or in other segregated accounts as regulations may allow, to collateralize the position and thereby to insure that the use of such futures is unleveraged.

REGULATORY MATTERS. The Company has filed a claim of exemption from registration of the Fund as a commodity pool with the Commodity Futures Trading Commission (the "CFTC"). The Fund intends to conduct its futures trading activity in a manner consistent with that exemption. The Investment Manager is registered with the CFTC as both a Commodity Pool Operator and as a Commodity Trading Advisor.

DEBT SECURITIES

The Fund may purchase debt obligations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

The debt obligations in which the Fund will invest will be rated, at the time of purchase, BBB or higher by Standard & Poor's or Baa or higher by Moody's Investors Service ("Moody's") or equivalent ratings by other rating organizations, or, if unrated, will be determined by the Investment Manager to be of comparable investment quality. If the rating of an investment grade security held by the Fund is downgraded, the Investment Manager will determine whether it is in the best interests of the Fund to continue to hold the security in its investment portfolio.

U.S. Government obligations include obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities, by the right of the issuer to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, or only by the credit of the agency or instrumentality.

PREFERRED STOCKS

The Fund may purchase preferred stocks. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid prior to payment of dividends on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

INVESTMENT IN ILLIQUID SECURITIES

The Fund may purchase illiquid securities. The Investment Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: the listing of the security on an exchange or national market system; the frequency of trading in the security; the number of dealers who publish quotes for the security; the number of dealers who serve as market makers for the security; the apparent number of other potential purchasers; and the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer).

CASH-EQUIVALENT INVESTMENTS

Other than as described below under INVESTMENT RESTRICTIONS, the Fund is not restricted with regard to the types of cash-equivalent investments it may make. When the Investment Manager believes that such investments are an appropriate part of the Fund's overall investment strategy, the Fund may hold or invest, for investment purposes, a portion of its assets in any of the following, denominated in U.S. dollars, foreign currencies, or multinational currency units: cash; short-term U.S. or foreign government securities; commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's; certificates of deposit or other deposits of banks deemed creditworthy by the Investment Manager pursuant to standards adopted by the Company's Board of Directors; time deposits; bankers' acceptances; and repurchase agreements related to any of the foregoing. In addition, for temporary defensive purposes under abnormal market or economic conditions, the Fund may invest up to 100% of its assets in such cash-equivalent investments.

A certificate of deposit is a short-term obligation of a commercial bank. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. A repurchase agreement involves a transaction by which an investor (such as the Fund) purchases a security and simultaneously obtains the commitment of the seller (a member bank of the Federal Reserve System or a securities dealer deemed creditworthy by the Investment Manager pursuant to standards adopted by the Company's Board of Directors) to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.

PORTFOLIO TURNOVER

The Fund may invest in securities on either a long-term or short-term basis. The Fund may invest with the expectation of short-term capital appreciation if the Investment Manager believes that such action will benefit the Fund's stockholders. The Fund also may sell securities that have been held on a short-term basis if the Investment Manager believes that circumstances make the sale of such securities advisable. This may result in a taxable stockholder paying higher income taxes than would be the case with investment companies emphasizing the realization of long-term capital gains. Because the Investment Manager will purchase and sell securities for the Fund's portfolio without regard to the length of the holding period for such securities, it is possible that the Fund's portfolio will have a higher turnover rate than might be expected for investment companies that invest substantially all of their funds for long-term capital appreciation or generation of current income. Securities in the Fund's portfolio will be sold whenever the Investment Manager believes it is appropriate to do so, regardless of the length of time that securities have been held, and securities may be purchased or sold for short-term profits whenever the Investment Manager believes it is appropriate or desirable to do so. Turnover will be influenced by sound investment practices, the Fund's investment objective, and the need for funds for the redemption of the Fund's shares.

For example, a 150% portfolio turnover rate would occur if the value of purchases or sales of portfolio securities (whichever is less) by the Fund for a year (excluding purchases of U.S. Treasury issues and securities with a maturity of one year or less) were equal to 150% of the average monthly value of the securities held by the Fund during such year. As a result of the manner in which turnover is measured, a high turnover rate could also occur during the first year of the Fund's operations, and during periods when the Fund's assets are growing or shrinking.

INVESTMENT RESTRICTIONS

In making purchases within the foregoing policies, the Fund and the Investment Manager will be subject to all of the restrictions referred to under "INVESTMENT RESTRICTIONS". If a percentage restriction on the Fund's investment or utilization of assets set forth above or under "INVESTMENT RESTRICTIONS" is adhered to at the time the investment is made, a later change in percentage resulting from changing value or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions. The Fund may exchange securities, exercise conversions or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions.

                         ----------------------------------

                         INVESTMENT AND RISK CONSIDERATIONS

                         ----------------------------------

INVESTMENTS IN FOREIGN SECURITIES GENERALLY

Investments in foreign equity securities may offer investment opportunities and potential benefits not available from investments solely in securities of U.S. issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the Investment Manager, to offer better opportunity for long-term capital appreciation than investments in securities of U.S. issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. stock markets.

At the same time, however, investing in foreign equity securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar, and a change in the exchange rate of one or more foreign currencies could reduce the value of certain portfolio securities. Currency exchange rates may fluctuate significantly over short periods of time, and are generally determined by the forces of supply and demand and other factors beyond the Fund's control. Changes in currency exchange rates may, in some circumstances, have a greater effect on the market value of a security than changes in the market price of the security. To the extent that a substantial portion of the Fund's total assets is denominated or quoted in the currency of a foreign country, the Fund will be more susceptible to the risk of adverse economic and political developments within that country. As discussed above, the Fund may employ certain investment techniques to hedge its foreign currency exposure; however, such techniques also entail certain risks.

In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Furthermore, with respect to certain foreign countries, the possibility exists of expropriation, nationalization, revaluation of currencies, confiscatory taxation, and limitations on foreign investment and the use or removal of funds or other assets of the Fund, including the withholding of dividends and limitations on the repatriation of currencies. In addition, the Fund may experience difficulties or delays in obtaining or enforcing judgments. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities.

Foreign equity securities may be traded on an exchange in the issuer's country, an exchange in another country, or over-the-counter in one or more countries. Most foreign securities markets, including over-the-counter markets, have substantially less volume than U.S. securities markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, there is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct and complete such transactions. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell that security, could result in possible liability of the Fund to the purchaser. Delays in settlement could adversely affect the Fund's ability to implement its investment strategies and to achieve its investment objective.

In addition, the costs associated with transactions in securities traded on foreign markets or of foreign issuers, and the expense of maintaining custody of such securities with foreign custodians, generally are higher than the costs associated with transactions in U.S. securities on U.S. markets. Investments in foreign securities may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, the expense of maintaining securities with foreign custodians and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

Investment in debt obligations of supranational organizations involves additional risks. Such organizations' debt obligations generally are not guaranteed by their member governments, and payment depends on their financial solvency and/or the willingness and ability of their member governments to support their obligations. Continued support of a supranational organization by its government members is subject to a variety of political, economic and other factors, as well as the financial performance of the organization.

DEPOSITARY RECEIPTS


In many respects, the risks associated with investing in depositary receipts are similar to the risks associated with investing in foreign equity securities directly. In addition, to the extent that the Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depositary receipts to issue and service depositary receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings, involving the foreign issuer in a timely manner.



The information available for American Depositary Receipts ("ADRs") sponsored by the issuers of the underlying securities is subject to the accounting, auditing, and financial reporting standards of the domestic market or exchange on which they are traded, which standards generally are more uniform and more exacting than those to which many non-domestic issuers may be subject. However, some ADRs are sponsored by persons other than the issuers of the underlying securities. Issuers of the stock on which such ADRs are based are not obligated to disclose material information in the United States. The information that is available concerning the issuers of the securities underlying European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") may be less than the information that is available about domestic issuers, and EDRs and GDRs may be traded in markets or on exchanges that have lesser standards than those applicable to the markets for ADRs.


A depositary receipt will be treated as an illiquid security for purposes of the Fund's restriction on the purchases of such securities unless the depositary receipt is convertible into cash by the Fund within seven days.

EMERGING MARKET SECURITIES

There are special risks associated with investments in securities of companies organized or headquartered in developing countries with emerging markets that are in addition to the usual risks of investing in securities of issuers located in developed foreign markets around the world, and investors in the Fund are strongly advised to consider those risks carefully. The securities markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. As a result, the prices of emerging market securities may increase or decrease much more rapidly and much more dramatically than the prices of securities of issuers located in developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries in which they trade. In addition, custodial services and other costs related to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Fund's investment returns from such securities.

In many cases, governments of emerging market countries continue to exercise a significant degree of control over the economies of such countries, and government actions relative to the economy, as well as economic developments generally, also may have a major effect on an issuer's prospects. In addition, certain of such governments have in the past failed to recognize private property rights and have at times naturalized or expropriated the assets of private companies. There is also a heightened possibility of confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. As a result, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss with respect to any of its holdings. In addition, political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability of additional investments in those countries.

INVESTMENTS IN SMALLER COMPANIES

Investment by the Fund in the securities of companies with market capitalizations below $1 billion involves greater risk and the possibility of greater portfolio price volatility than investing in larger capitalization companies. For example, smaller capitalization companies may have less certain growth prospects, and may be more sensitive to changing economic conditions, than large, more established companies. Moreover, smaller capitalization companies often face competition from larger or more established companies that have greater resources. In addition, the smaller capitalization companies in which the Fund may invest may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. Furthermore, securities of such companies are often less liquid than securities of larger companies, and may be subject to erratic or abrupt price movements. To dispose of these securities, the Fund may have to sell them over an extended period of time below the original purchase price. Investments by the Fund in smaller capitalization companies may be regarded as speculative.

The Fund will invest no more than 5% of the value of its total assets in securities issued by companies (including predecessors) that have operated for less than three years. The securities of such companies may have limited liquidity which can result in their prices being lower than might otherwise be the case. In addition, investments in such companies are more speculative and entail greater risk than do investments in companies with established operating records.

CONVERTIBLE SECURITIES

Investment in convertible securities involves certain risks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying stock). If the conversion value is low relative to the investment value, the price of the convertible security will be governed principally by its yield, and thus may not decline in price to the same extent as the underlying stock; to the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be influenced increasingly by its conversion value. A convertible security held by the Fund may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security, in which event the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

DEBT OBLIGATIONS

Although securities rated BBB by Standard & Poor's or Baa by Moody's are considered to be of "investment grade," and are considered to have adequate capacity to pay interest and repay principal, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal than higher-rated securities. Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated.

OPTIONS

There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying instruments; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide, or be compelled at some future date, to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification as a regulated investment company.

In addition, when trading options on foreign exchanges, many of the protections afforded to participants in U.S. option exchanges will not be available. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Potential losses to the writer of an option are not limited to the loss of the option premium received by the writer, and thus may be greater than the losses incurred in connection with the purchasing of an option.

FUTURES TRANSACTIONS

There are several risks in connection with the use of futures in the Fund as a hedging device. One risk arises because the correlation between movements in the price of the future and movements in the price of the currencies which are the subject of the hedge is not always perfect. The price of the future acquired by the Fund may move more than, or less than, the price of the currencies being hedged. If the price of the future moves less than the price of the currencies which are the subject of the hedge, the hedge will not be fully effective but, if the price of the currencies being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the currencies being hedged has moved in a favorable direction, this advantage will be partially offset by movement in the value of the future. If the price of the future moves more than the price of the currencies, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the currencies which are the subject of the hedge.

To compensate for the imperfect correlation of movements in the price of currencies being hedged and movements in the price of the futures, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of currencies being hedged, if the historical volatility of the price of such currencies has been greater than the historical volatility of the currencies. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the currencies being hedged is less than the historical volatility of the currencies.

Because of the low margins required, futures trading involves a high degree of leverage. As a result, a relatively small investment in a futures contract by the Fund may result in immediate and substantial loss, as well as gain, to the Fund. A purchase or sale of a futures contract may result in losses in excess of the initial margin for the futures contract. However, the Fund would have sustained comparable losses if, instead of the futures contract, it had invested in the underlying currencies and sold the instrument after the decline.

When futures are purchased by the Fund to hedge against a possible unfavorable movement in a currency exchange rate before the Fund is able to invest its cash (or cash equivalents) in stock in an orderly fashion, it is possible that the currency exchange rate may move in a favorable manner instead. If the Fund then decides not to invest in stock at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the currencies which are the subject of a hedge, the price of futures contracts may not correlate perfectly with movement in the currency due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions. This practice could distort the normal relationship between the currency and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market may be less onerous than margin requirements in the currency market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the currency and movements in the price of currency futures, a correct forecast of general currency trends by the Investment Manager still may not result in a successful hedging transaction over a very short time frame.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond the limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.

Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in loss to the Fund when the use of a futures contract would not, such as when there is no movement in the level of an index. In addition, daily changes in the value of the option due to changes in the value of the underlying futures contract are reflected in the net asset value of the Fund.

The Fund will only enter into futures contracts or purchase futures options that are standardized and traded in a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. However, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures contract or futures option or at any particular time. In such event, it may not be possible to close a futures position, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In the event futures contracts have been used to hedge currencies, an increase in the price of the currencies, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the currency will, in fact, correlate with the movements in the futures contract and thus provide an offset to losses on a futures contract.

Successful use of futures by the Fund for hedging purposes or to enhance returns is subject to the Investment Manager's ability to predict correctly movements in the direction of the currency markets. For example, if the Fund purchased currency futures contracts with the intention of profiting from a favorable change in currency exchange rates, and the change was unfavorable, the Fund would incur a loss, and might have to sell securities to meet daily variation margin requirements at a time when it might be disadvantageous to do so. The Investment Manager and its predecessor have been actively engaged in the provision of investment supervisory services for institutional and individual accounts since 1970, but the skills required for the successful use of futures and options on futures are different from those needed to select portfolio securities, and the Investment Manager has limited prior experience in the use of futures or options techniques in the management of assets under its supervision.

OTHER RISK CONSIDERATIONS

Investment in illiquid securities involves potential delays on resale as well as uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might not be able to dispose of such securities promptly or at reasonable prices.

A number of transactions in which the Fund may engage are subject to the risks of default by the other party of the transaction. If the seller of securities pursuant to a repurchase agreement entered into by the Fund defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Fund may be delayed or limited. Similarly, when the Fund engages in when-issued, reverse repurchase, forward commitment and relayed settlement transactions, it relies on the other party to consummate the trade; failure of the other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price the Investment Manager believed to be advantageous. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

                         ----------------------------------

                              INVESTMENT RESTRICTIONS

                         ----------------------------------

FUNDAMENTAL POLICIES

The Fund has adopted certain investment restrictions that are fundamental policies and that may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The "vote of a majority of the outstanding voting securities" of the Fund, as defined in Section 2(a)(42) of the 1940 Act, means the vote of (i) 67% or more of the voting securities of the Fund present at any meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. These restrictions provide that the Fund may not:

1. Acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;

2.   Invest in companies for the purpose of exercising control or management;

3. Borrow money, except from banks to meet redemption requests or for temporary or emergency purposes; provided that borrowings for temporary or emergency purposes other than to meet redemption requests shall not exceed 5% of the value of its total assets; and provided further that total borrowings shall be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). For purposes of the foregoing limitations, reverse repurchase agreements and other borrowing transactions covered by segregated accounts are considered to be borrowings. The Fund will not mortgage, pledge, hypothecate, or in any other manner transfer as security for an indebtedness any of its assets. This investment restriction shall not prohibit the Fund from engaging in futures contracts, futures options, forward foreign currency exchange transactions, and currency options;

4. Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

5. Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and
     (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds 10% of the value of the Fund's total assets;

6. Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities, or invest more than 15% of the value of its net assets in securities that are illiquid;

7. Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Company, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 10% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders;

8. Purchase portfolio securities from or sell portfolio securities to the officers, directors, or other "interested persons" (as defined in the 1940
     Act) of the Company, other than otherwise unaffiliated broker-dealers;

9. Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts in accordance with the applicable rules of the CFTC. The Fund has no current intention of entering into commodities contracts except for currency futures and futures options;

10. Issue senior securities, except that the Fund may borrow money as permitted by restriction 3 above. This restriction shall not prohibit the Fund from engaging in short sales, options, futures and foreign currency transactions; and

11. Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

OPERATING POLICIES

The Fund has adopted certain investment restrictions that are not fundamental policies and may be changed by the Company's Board of Directors without approval of the Fund's outstanding voting securities. These restrictions provide that the Fund may not:

1. Invest in interests in oil, gas, or other mineral exploration or development programs;

2. Invest more than 5% of the value of its total assets in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor);

3. Participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Manager to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account); and

4. Purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of "margin" deposits on the Fund's existing futures positions and premiums paid for related options entered into for the purpose of seeking to increase total return would exceed 5% of the value of the Fund's net assets.

The Fund is also subject to other restrictions under the 1940 Act; however, the registration of the Company under the 1940 Act does not involve any supervision by any federal or other agency of the Company's management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.

                        -----------------------------------

                        EXECUTION OF PORTFOLIO TRANSACTIONS

                        -----------------------------------

The Investment Manager, subject to the overall supervision of the Company's Board of Directors, makes the Fund's investment decisions and selects the broker or dealer to be used in each specific transaction using its best judgment to choose the broker or dealer most capable of providing the services necessary to obtain the best execution of that transaction. In seeking the best execution of a transaction, the Investment Manager evaluates a wide range of criteria including any or all of the following: the broker's commission rate, promptness, reliability and quality of executions, trading expertise, positioning and distribution capabilities, back-office efficiency, ability to handle difficult trades, knowledge of other buyers and sellers, confidentiality, capital strength and financial stability, and prior performance in serving the Investment Manager and its clients and other factors affecting the overall benefit to be received in the transaction. When circumstances relating to a proposed transaction indicate that a particular broker is in a position to obtain the best execution, the order is placed with that broker. This may or may not be a broker that has provided investment information and research services to the Investment Manager. Such investment information may include, among other things, a wide variety of written reports or other data on the individual companies and industries; data and reports on general market or economic conditions; information concerning pertinent federal and state legislative and regulatory developments and other developments that could affect the value of actual or potential investments; companies in which the Investment Manager has invested or may consider investing; attendance at meetings with corporate management personnel, industry experts, economists, government personnel, and other financial analysts; comparative issuer performance and evaluation and technical measurement services; subscription to publications that provide investment-related information; accounting and tax law interpretations; availability of economic advice; quotation equipment and services; execution measurement services; market-related and survey data concerning the products and services of an issuer and its competitors or concerning a particular industry that are used in reports prepared by the Investment
Manager to enhance its ability to analyze an issuer's financial condition and prospects; and other services provided by recognized experts on investment matters of particular interest to the Investment Manager. In addition, the foregoing services may include the use of, or be delivered by, computer systems whose hardware and/or software components may be provided to the Investment Manager as part of the services. In any case in which information and other services can be used for both research and non-research purposes, the Investment Manager makes an appropriate allocation of those uses and pays directly for that portion of the services to be used for non-research purposes.

Subject to the requirement of seeking the best execution, the Investment Manager may, in circumstances in which two or more brokers are in a position to offer comparable execution, give preference to a broker or dealer that has provided investment information to the Investment Manager. In so doing, the Investment Manager may effect securities transactions which cause the Fund to pay an amount of commission in excess of the amount of commission another broker would have charged. In electing such broker or dealer, the Investment Manager will make a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage services and research and investment information received, viewed in terms of either the specific transaction or the Investment Manager's overall responsibility to the accounts for which the Investment Manager exercises investment discretion. The Investment Manager continually evaluates all commissions paid in order to ensure that the commissions represent reasonable compensation for the brokerage and research services provided by such brokers. Such investment information as is received from brokers or dealers may be used by the Investment Manager in servicing all of its clients (including the Fund) and it is recognized that the Fund may be charged commission paid to a broker or dealer who supplied research services not utilized by the Fund. However, the Investment Manager expects that the Fund will benefit overall by such practice because it is receiving the benefit of research services and the execution of such transactions not otherwise available to it without the allocation of transactions based on the recognition of such research services.

Subject to the requirement of seeking the best execution, the Investment Manager may also place orders with brokerage firms that have sold shares of the Fund. The Investment Manager has made and will make no commitments to place orders with any particular broker or group of brokers. It is anticipated that a substantial portion of all brokerage commissions will be paid to brokers who supply investment information to the Investment Manager.

The Fund may in some instances invest in foreign and/or U.S. securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market or fourth market. When transactions are executed in the over-the-counter market or the third or fourth market, the Investment Manager will seek to deal with the counterparty that the Investment Manager believes can provide the best execution, whether or not that counterparty is the primary market maker for that security.

As noted below, the Investment Manager is a wholly owned subsidiary of Dresdner Bank AG ("Dresdner"). Dresdner Kleinwort Benson North America LLC ("Dresdner Kleinwort Benson") and other Dresdner subsidiaries may be broker-dealers (collectively, the "Dresdner Affiliates"). The Investment Manager believes that it is in the best interests of the Fund to have the ability to execute brokerage transactions, when appropriate, through the Dresdner Affiliates. Accordingly, the Investment Manager intends to execute brokerage transactions on behalf of the Fund through the Dresdner Affiliates, when appropriate and to the extent consistent with applicable laws and regulations, including federal banking laws.

In all such cases, the Dresdner Affiliates will act as agent for the Fund, and the Investment Manager will not enter into any transaction on behalf of the Fund in which a Dresdner Affiliate is acting as principal for its own account. In connection with such agency transactions, the Dresdner Affiliates will receive compensation in the form of a brokerage commission separate from the Investment Manager's management fee. It is the Investment Manager's policy that such commissions be reasonable and fair when compared to the commissions received by other brokers in connection with comparable transactions involving similar securities and that the commissions paid to a Dresdner Affiliate be no higher than the commissions paid to that broker by any other similar customer of that broker who receives brokerage and research services that are similar in scope and quality to those received by the Fund.

The Investment Manager performs investment management and advisory services for various clients, including other registered investment companies, and pension, profit-sharing and other employee benefit plans, as well as individuals. In many cases, portfolio transactions for the Fund may be executed in an aggregated transaction as part of concurrent authorizations to purchase or sell the same security for numerous accounts served by the Investment Manager, some of which accounts may have investment objectives similar to those of the Fund. The objective of aggregated transactions is to obtain favorable execution and/or lower brokerage commissions, although there is no certainty that such objective will be achieved. Although executing portfolio transactions in an aggregated transaction potentially could be either advantageous or disadvantageous to any one or more particular accounts, aggregated transactions in which the Fund participates will be effected only when the Investment Manager believes that to do so will be in the best interest of the Fund, and the Investment Manager is not obligated to aggregate orders into larger transactions. These orders generally will be averaged as to price. When such aggregated transactions occur, the objective will be to allocate the executions in a manner which is deemed fair and equitable to each of the accounts involved over time. In making such allocation decisions, the Investment Manager will use its business judgment and will consider, among other things, any or all of the following: each client's investment objectives, guidelines, and restrictions, the size of each client's order, the amount of investment funds available in each client's account, the amount already committed by each client to that or similar investments, and the structure of each client's portfolio. Although the Investment Manager will use its best efforts to be fair and equitable to all clients, including the Fund, there can be no assurance that any investment will be proportionately allocated among clients according to any particular or predetermined standard or criteria.

                        -----------------------------------

                               DIRECTORS AND OFFICERS

                        -----------------------------------

The names and addresses of the directors and officers of the Company and their principal occupations and certain other affiliations during the past five years are given below. Unless otherwise specified, the address of each of the following persons is Four Embarcadero Center, Suite 3000, San Francisco, California 94111.


DEWITT F. BOWMAN, Chairman and Director. Mr. Bowman is a Principal of Pension Investment Consulting, with which he has been associated since February 1994. From February 1989 to January 1994 he was Chief Investment Officer for California Public Employees Retirement System, a public pension fund. He serves as a director of RREEF America REIT, Inc., the Wilshire Target Funds, and a trustee of Brandes Investment Trust and Pacific Gas and Electric Nuclear Decommissioning Trust. He also serves as a director of Dresdner RCM Capital Funds, Inc. ("Capital Funds").

PAMELA A. FARR, Director. Ms. Farr is a partner in Best & Co. LLC - a manufacturer and retailer of children's clothing and accessories. From 1991 to 1994, she was President of Banyan Homes, Inc., a real estate development and construction firm; for eight years she was a management consultant for McKinsey & Company, where she served a variety of Fortune 500 companies in all aspects of strategic management and organizational structure. She also serves as a director of Capital Funds.

FRANK P. GREENE, Director. Mr. Greene is a partner and portfolio manager of Wood Island Associates, Inc., a registered investment adviser, with which he has been associated since August 1991. From November 1987 to August 1991, he was a Senior Vice President and Portfolio Manager of Siebel Capital Management, Inc., a registered investment adviser. He also serves as a director of Capital Funds.


GEORGE G.C. PARKER, Director. Mr. Parker is Associate Dean for Academic Affairs, and Director of the MBA Program and Dean Witter Professor of Finance at the Graduate School of Business at Stanford University, with which he has been associated since 1973. Mr. Parker has served on the Board of Directors of the California Casualty Group of Insurance Companies since 1977; BB&K Holdings, Inc., a holding company for financial services companies, since 1980; H. Warshow & Sons, Inc., a manufacturer of specialty textiles, since 1982; Zurich

Reinsurance Centre, Inc., a large reinsurance underwriter, since 1994; and Continental Airlines, since 1996. Mr. Parker served on the Board of Directors of the University National Bank & Trust Company from 1986 to 1995. He also serves as a director of Capital Funds.

RICHARD W. INGRAM, President, Treasurer and Chief Financial Officer. Mr. Ingram is Executive Vice President and Director of Client Services and Treasury Administration of Funds Distributor, Inc., ("FDI"), the ultimate parent of which is Boston Institutional Group, Inc. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company. He is also President, Treasurer and Chief Financial Officer of Capital Funds; President, Chief Financial Officer and Assistant Treasurer of RCM Strategic Global Government Fund, Inc. ("RCS"); and an officer of certain investment companies distributed or administered by FDI. His address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


ELIZABETH A. KEELEY, Vice President and Assistant Secretary. Ms. Keeley is Vice President and Senior Counsel of FDI, with which she has been associated since September 1994. Since September 1995 she has also served as Counsel to Premier Mutual Fund Services, Inc. Prior to September 1995, she was enrolled at Fordham University School of Law and received her J.D. in May 1995. Prior to September 1992, Ms. Keeley was an Assistant at the National Association for Public Interest Law. She is also Vice President and Assistant Secretary of Capital Funds and RCS, and an officer of certain investment companies advised or administered by Dreyfus, Waterhouse, Harris, Montgomery and Morgan Guaranty. Her address is 200 Park Avenue, 45th Floor, New York, New York 10166.


GARY S. MACDONALD, Vice President and Assistant Treasurer. Mr. MacDonald is Vice President of FDI, with which he has been associated since November 1996. From September 1992 to November 1996, he was Vice President of BayBanks Investment Management/BayBanks Financial Services; and from April 1989 to September 1992 he was an analyst at Wellington Management Company. He is also Vice President and Assistant Treasurer of Capital Funds and RCS. His address is 60 State Street, Suite 1300, Boston Massachusetts 02109.

DOUGLAS C. CONROY, Vice President and Assistant Treasurer. Mr. Conroy is Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI since April 1997. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, Mr. Conroy was employed as a Fund Accountant at The Boston Company, Inc. He is also Assistant Treasurer of Capital Funds and an officer of certain investment companies distributed or administered by FDI. His address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

KAREN JACOPPO-WOOD, Assistant Secretary. Ms. Jacoppo-Wood is Vice President and Counsel of FDI, with which she has been associated since January 1996. From June 1994 to January 1996, she was a Manager of SEC Registration for Scudder, Stevens & Clark, Inc. From 1988 to May 1994, she was Senior Paralegal at The Boston Company Advisors, Inc. She is also Assistant Secretary of Capital Funds, and an officer of certain investment companies distributed or administered by Waterhouse, Harris, Montgomery and Morgan Guaranty. Her address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

MARY A. NELSON, Assistant Treasurer. Ms. Nelson is Vice President of Treasury Administration and Operations for FDI, with which she has been associated since 1994. From 1989 to 1994, she was an Assistant Vice President and Client Manager for The Boston Company. She is also Assistant Treasurer of Capital Funds and an officer of certain investment companies distributed or administered by FDI. Her address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

It is presently anticipated that regular meetings of the Company's Board of Directors will be held on a quarterly basis. The Company's Audit Committee, whose present members are DeWitt F. Bowman and Frank P. Greene, meets with the Company's independent accountants to exchange views and information and to assist the full Board in fulfilling its responsibilities relating to corporate accounting and reporting practices. Each director of the

Company receives a fee of $1,000 per year plus $500 for each Board meeting attended, and is reimbursed for travel and other expenses incurred in connection with attending Board meetings.

The following table sets forth the aggregate compensation paid by the Company for the fiscal year ending December 31, 1996, to the Directors and the aggregate compensation paid to the Directors for service on the Company's Board and that of all other funds in the "Company complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):


                                      Pension or                     Total
                                      Retirement                  Compensation
                                       Benefits       Estimate    from Company
                                        Accrued        Annual     and Company
                       Aggregate      as Part of      Benefits      Complex
                      Compensation      Company        Upon         Paid to
       Name           from Company     Expenses      Retirement   Director (1)
-------------------  --------------  ------------   ------------ --------------
DeWitt F. Bowman      $15,000            None           N/A      $33,000
Pamela A. Farr (2)    $ 9,000            None           N/A      $27,000
Thomas S. Foley (2)   $ 8,000            None           N/A      $23,000
Frank P. Greene       $14,000            None           N/A      $32,000
George G.C. Parker(2) $ 9,000            None           N/A      $27,000


-------------------------
(1) During the fiscal year ended December 31, 1996, there were seven funds in the complex.
(2)  Elected as a Director on May 28, 1996.

As of December 31, 1996, no Director or officer of the Company was a beneficial owner of any shares of the outstanding Common Stock of any series of the Company.

                        -----------------------------------

                               THE INVESTMENT MANAGER

                        -----------------------------------

The Company's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved various contracts for various financial organizations to provide, among other things, day to day management services required by the Fund. The Company, on behalf of the Fund, has retained as the Fund's Investment Manager Dresdner RCM Global Investors LLC, a Delaware limited liability company with principal offices at Four Embarcadero Center, San Francisco, California 94111. The Investment Manager is actively engaged in providing investment supervisory services to institutional and individual clients, and is registered under the Investment Advisers Act of 1940. The Investment Manager was established in April 1996, as the successor to the business and operations of RCM Capital Management, a California Limited Partnership, which, with its predecessors, has been in operation since 1970.



The Investment Manager is a wholly owned subsidiary of Dresdner, an international banking organization with principal executive offices located at Gallunsanlage 7, 60041 Frankfurt, Germany. With total consolidated assets as of December 31, 1996, of DM 561 billion ($388 billion), and approximately 1,600 offices and 45,000 employees in over 60 countries around the world, Dresdner is the world's fourteenth largest bank. Dresdner provides a full range of banking services, including traditional lending activities, mortgages, securities, project finance and leasing, to private customers and financial and institutional clients. In the United States, Dresdner maintains branches in New

York and Chicago and an agency in Los Angeles. As of the date of this Prospectus, the members of the Board of Managers of the Investment Manager are William L. Price (Chairman), Gerhard Eberstadt, Michael J. Apatoff, Joachim Madler, George N. Fugelsang, Eamonn F. Dolan, Jeffrey S. Rudsten, William S. Stack, and Kenneth B. Weeman, Jr.


Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, prohibit certain banking entities, such as Dresdner, from sponsoring, organizing, controlling or distributing the shares of a registered investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities. However, banks and their affiliates generally can act as adviser to an investment company and can purchase shares of an investment company as agent for and upon the order of customers. The Investment Manager believes that it may perform the services contemplated by the investment management agreement without violating these banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of current requirements, could prevent the Investment Manager from continuing to perform investment management services for the Company.

Pursuant to an agreement among RCM Limited L.P. ("RCM Limited"), the Investment Manager, and Dresdner, RCM Limited manages, operates and makes all decisions regarding the day-to-day business and affairs of the Investment Manager, subject to the oversight of the Board of Managers. RCM Limited is a California limited partnership consisting of 37 limited partners and one general partner, RCM General Corporation, a California corporation ("RCM General"). Twenty-four of the limited partners of RCM Limited are also principals of the Investment Manager, and the shareholders of RCM General. As of the date of this Prospectus, the following persons are limited partners of RCM Limited and shareholders of RCM General: William L. Price, Michael J. Apatoff, Eamonn F. Dolan, John D. Leland, Jr., Jeffrey S. Rudsten, William S. Stack, Kenneth B. Weeman, Jr., Anthony Ain, Donna L. Avedisian, John L. Bernard, Huachen Chen, Jacqueline M. Cormier, G. Nicholas Farwell, Joanne L. Howard, Stephen Kim, John A. Kriewall, Allan C. Martin, Andrew H. Massie, Jr., Melody L. McDonald, Lee N. Price, Walter
C. Price, Jr., Gary B. Sokol, Andrew C. Whitelaw, and Jeffrey J. Wiggins.

The Investment Manager provides the Fund with investment supervisory services pursuant to an Investment Management Agreement, Power of Attorney and Service Agreement dated as of December 30, 1997. The Investment Manager manages the Fund's investments, provides various administrative services, and supervises the Fund's daily business affairs, subject to the authority of the Board of Directors. The Investment Manager is also the investment manager for each series of Dresdner RCM Capital Funds, Inc., an open-end management investment company consisting of three series, and RCM Strategic Global Government Fund, Inc. and The Emerging Germany Fund Inc., closed-end management investment companies. The Investment Manager also acts as sub-adviser to Bergstrom Capital Corporation, a closed-end management investment company.


The Management Agreement with respect to the Fund was approved by the stockholders of the Fund as of December 30, 1997, and by the unanimous vote of the Company's Board of Directors on December 11, 1997, and will continue in effect until December 30, 1999. The Management Agreement may be renewed from year-to-year after its initial term, provided that any such renewals have been specifically approved at least annually by (i) the vote of a majority of the Company's Board of Directors, including a majority of the Directors who are not parties to the Management Agreement or interested persons of any such person, cast in person at a meeting called for the purpose of voting on such approval, or (ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund and the vote of a majority of the Directors who are not parties to the contract or interested persons of any such party.


The Fund has, under the Management Agreement, assumed the obligation for payment of all of its ordinary operating expenses, including: (a) brokerage and commission expenses, (b) federal, state, or local taxes incurred by, or levied on, the Fund, (c) interest charges on borrowings, (d) charges and expenses of the Fund's custodian, (e) investment advisory fees (including fees payable to the Investment Manager under the Management Agreement), (f) fees pursuant to the Fund's Rule 12b-1 plan, (g) legal and audit fees, (h) SEC and "Blue Sky" registration expenses, and (i) compensation, if any, paid to officers and employees of the Company who are not employees of the

Investment Manager (see DIRECTORS AND OFFICERS). The Investment Manager is responsible for all of its own expenses in providing services to the Fund. Expenses attributable to the Fund are charged against the assets of the Fund.

The Investment Manager has voluntarily agreed to limit the Fund's expenses as described in its Prospectus. In subsequent years, the Fund has agreed to reimburse the Investment Manager for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. This obligation will not be recorded on the books of the Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of the Fund fall below the expense cap, the reimbursement to the Investment Manager will be accrued by the Fund as a liability.

The Management Agreement provides that the Investment Manager will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Manager's reckless disregard of its duties and obligations under the Management Agreement. The Company has agreed to indemnify the Investment Manager against liabilities, costs and expenses that the Investment Manager may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Manager in connection with the performance of its duties or obligations under the Management Agreement or otherwise as investment manager of the Fund. The Investment Manager is not entitled to indemnification with respect to any liability to the Fund or its stockholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Management Agreement.

The Management Agreement is terminable without penalty on 60 days' written notice by a vote of the majority of the outstanding voting securities of the Fund which is the subject of the Management Agreement, by a vote of the majority of the Company's Board of Directors, or by the Investment Manager on 60 days' written notice and will automatically terminate in the event of its assignment (as defined in the 1940 Act).

                         ----------------------------------

                                  THE DISTRIBUTOR

                         ----------------------------------

Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109, serves as distributor to the Fund. The Distributor has provided mutual fund distribution services since 1976, and is a subsidiary of Boston Institutional Group, Inc., which provides distribution and other related services with respect to investment products.

DISTRIBUTION AGREEMENT

Pursuant to a Distribution Agreement with the Company, the Distributor has agreed to use its best efforts to effect sales of shares of the Fund, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Fund's Management Agreement discussed above. Pursuant to the Distribution Agreement, the Company has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933.

Pursuant to an Agreement among the Manager, the Company, Capital Funds and the Distributor, the Distributor has also agreed to provide regulatory, compliance and related technical services to the Fund; to provide services with regard to advertising, marketing and promotional activities; and to provide officers to the Company. The Manager is required to reimburse the Company for any fees and expenses of the Distributor pursuant to the Agreement.

DISTRIBUTION PLAN

Under a plan of distribution for the Company with respect to the Fund (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act, the Distributor incurs the expense of distributing shares of the Fund. The Distribution Plan provides for reimbursement to the Distributor for the services it provides, and the costs and expenses it incurs, related to marketing shares of the Fund. The Distributor is reimbursed for: (a) expenses incurred in connection with advertising and marketing shares of the Fund, including but not limited to any advertising by radio, television, newspapers, magazines, brochures, sales literature, telemarketing or direct mail solicitations; (b) periodic payments of fees or commissions for distribution assistance made to one or more securities brokers, dealers or other industry professionals such as investment advisers, accountants, estate planning firms and the Distributor itself in respect of the average daily value of shares owned by clients of such service organizations, and (c) expenses incurred in preparing, printing and distributing the Fund's prospectus and statement of additional information.

The Distribution Plan continues in effect from year to year with respect to the Fund, provided that each such continuance is approved at least annually by a vote of the Board of Directors of the Company, including a majority vote of the Directors who are not "interested persons" of the Company within the meaning of the 1940 Act and have no direct or indirect financial interest in the Plan or in any agreement related to the Plan, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated with respect to the Fund at any time, without penalty, by the vote of a majority of the outstanding shares of the Fund. The Distribution Plan may not be amended to increase materially the amounts to be paid by the Fund for the services described therein without approval by the shareholders of the Fund, and all material amendments are required to be approved by the Board of Directors in the manner described above. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor pays broker-dealers and others out of its distribution fees quarterly trail commissions of up to 0.25% of the average daily net assets attributable to shares of the Fund held in the accounts of their customers.

Pursuant to the Distribution Plan, the Board of Directors will review at least quarterly a written report of the distribution expenses incurred on behalf of shares of the Fund by the Distributor. The report will include an itemization of the distribution and service expenses and the purposes of such expenditures. In addition, as long as the Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Company within the meaning of the 1940 Act will be committed to the Directors who are not interested persons of the Company.



                         ----------------------------------

                                  NET ASSET VALUE

                         ----------------------------------


For purposes of the computation of the net asset value of each share of the Fund, equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Investment Manager to be the primary market for the securities. If there has been no sale on such day, the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as a duly constituted committee of the Company's Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on NASDAQ or similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Company's Board of Directors deems appropriate to reflect their fair market value. Other portfolio securities held by the Fund will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available such securities will be valued by whatever means a duly constituted committee of the Company's Board of Directors deems appropriate to reflect their fair market value.

Futures contracts and related options are valued at their last sale or settlement price as of the close of the exchange on which they are traded or, if no sales are reported, at the mean between the last reported bid and asked prices. All other assets of the Fund will be valued in such manner as a duly constituted committee of the Company's Board of Directors in good faith deems appropriate to reflect their fair market value.

Trading in securities on foreign exchanges and over-the-counter markets is normally completed at times other than the close of the business day in New York. In addition, foreign securities and commodities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Directors determines that a particular event would materially affect net asset value, in which case an adjustment will be made.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of net asset value into U.S. dollars at the spot exchange rates at 12:00 p.m. Eastern time or at such other rates as the Investment Manager may determine to be appropriate in computing net asset value.

Debt obligations with maturities of 60 days or less are valued at amortized cost. The Fund may use a pricing service approved by the Company's Board of Directors to value other debt obligations. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual rating characteristics, indications of value from dealers, and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Investment Manager under the general supervision of the Company's Board of Directors. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations equal fair market value.

                         ----------------------------------

                         PURCHASE AND REDEMPTION OF SHARES

                         ----------------------------------

The price paid for purchase and redemption of shares of the Fund is based on the net asset value per share, which is calculated once daily at the close of trading (currently 4:00 P.M. New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Washington's Birthday, Martin Luther King Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The offering price is effective for orders received by National Financial Data Services ("NFDS") prior to the time of determination of net asset value. Dealers are responsible for promptly transmitting purchase orders to NFDS. The Company reserves the right in its sole discretion to suspend the continued offering of the Fund's shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Company and the Fund.

REDEMPTION OF SHARES

Payments will be made wholly in cash unless the Company's Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Under such circumstances, payment of the redemption price could be made either in cash or in portfolio securities taken at their value used in determining the redemption price (and, to the extent practicable, representing a pro rata portion of each of the portfolio securities held by the Fund), or partly in cash and partly in portfolio securities. Payment for shares redeemed also may be made wholly or partly in the form of a pro rata portion of each of the portfolio securities held by the Fund at the request of the redeeming stockholder, if the Company believes that honoring such request is in the best interests of the Fund. If payment for shares redeemed were to be made wholly or partly in portfolio securities, brokerage costs would be incurred by the stockholder in converting the securities to cash.


                         ----------------------------------

                      DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

                         ----------------------------------


Each income dividend and capital gains distribution, if any, declared by the Fund will be reinvested in full and fractional shares based on the net asset value as determined on the payment date for such distributions, unless the stockholder or his or her duly authorized agent has elected to receive all such payments or the dividend or distribution portions thereof in cash. Changes in the manner in which dividend and distribution payments are made may be requested by the stockholder or his or her duly authorized agent at any time through written notice to the Company and will be effective as to any subsequent payment if such notice is received by the Company prior to the record date used for determining the stockholders entitled to such payment. Any dividend and distribution election will remain in effect until the Company is notified by the stockholder in writing to the contrary.

REGULATED INVESTMENT COMPANY. The Company intends to qualify the Fund as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will be treated as a separate Corporation for tax purposes and thus the provisions of the Code generally applicable to regulated investment companies will be applied to the Fund. In addition, net capital gains, net investment income, and operating expenses will be determined separately for the Fund. By complying with the applicable provisions of the Code, the Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its stockholders.

To qualify under Subchapter M, the Fund must (i) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or currencies and certain options, futures, forward contracts and foreign currencies; and (ii) diversify its holdings so that, at the end of each fiscal quarter, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

In any fiscal year in which the Fund so qualifies and distributes at least 90% of the sum of its investment company taxable income (consisting of net investment income and the excess of net short-term capital gains over net long-term capital losses) and its tax-exempt interest income (if any), it will be taxed only on that portion, if any, of such investment company taxable income and any net capital gain that it retains. The Fund expects to distribute all of such income and gains on an annual basis, and thus will generally avoid any such taxation.

Even though the Fund qualifies as a "regulated investment company," it may be subject to certain federal excise taxes unless the Fund meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the Fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the Fund pays income tax for the year. The Fund intends to meet these distribution requirements to avoid the excise tax liability.

Stockholders who are subject to federal or state income or franchise taxes will be required to pay taxes on dividends and capital gains distributions they receive from the Fund whether paid in additional shares of the Fund or in cash. To the extent that dividends received by the Fund would qualify for the 70% dividends-received deduction available to corporations, the Fund must designate in a written notice to stockholders, within 60 days after the close of the Fund's taxable year, the amount of the Fund's dividends that would be eligible for this treatment. In order to qualify for the dividends-received deduction with respect to common stock, a corporate stockholder must hold the Fund shares paying the dividends upon which a dividend received deduction is based for at least 46 days during the 90 day period that begins 45 days before the shares become ex-dividend with respect to the dividend. Stockholders, such as qualified employee benefit plans, who are exempt from federal and state taxation generally would not have to pay income tax on dividend or capital gain distributions. Prospective tax-exempt investors should consult their own tax advisers with respect to the tax consequences of an investment in the Fund under federal, state, and local tax laws.

Investors who purchase shares of the Fund shortly before the record date of a dividend or capital gain distribution will pay full price for those shares ("buying a dividend") and then receive some portion of the price back as a taxable dividend or capital gain distribution.

WITHHOLDING. Under the Code, distributions of net investment income by the Fund to a stockholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign stockholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the Fund to a foreign stockholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains to foreign stockholders who are neither U.S. resident aliens nor engaged in a U.S. trade or business are not subject to tax withholding, but in the case of a foreign stockholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. federal income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

SECTION 1256 CONTRACTS. Many of the options, futures contracts and forward contracts entered into by the Fund are "Section 1256 contracts." Any gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses, although certain foreign currency gains and losses from such contracts may be treated as ordinary income in character.
Section 1256 contracts held by the Fund at the end of each taxable year (and for purposes of 4% nondeductible excise tax on October 31 or such other dates as prescribed under the Code) are "marked to market," with the result that unrealized gains or losses are treated as though they were realized.

STRADDLE RULES. Generally, the hedging transactions and other transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle position may be deferred under the straddle rules, rather than being taken into account for the taxable year in which these losses are realized. Because limited regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions and options, futures and forward contracts to the Fund are not entirely clear.

Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to stockholders. The Fund may make one or more of the elections available under the Code which are applicable to straddle positions. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules that vary according to elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because the application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to stockholders, and which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

SECTION 988 GAINS AND LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in foreign currency and on the disposition of certain future contracts, forward contracts and options, gains or losses attributable to fluctuation in the value of foreign currency between the date of acquisition of the debt security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to stockholders as ordinary income.

FOREIGN TAXES. The Fund may be required to pay withholding and other taxes imposed by foreign countries which would reduce the Fund's investment income, generally at rates from 10% to 40%. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's stockholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, stockholders generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) their pro rata share of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) their pro rata share of foreign taxes in computing their taxable income or to use such amount (subject to limitations) as a foreign tax credit against their U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a stockholder who does not itemize deductions. Each stockholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will be "pass-through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the stockholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to stockholders of the Fund. With respect to such election, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Stockholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

The foregoing is a general abbreviated summary of present U.S. federal income tax laws and regulations applicable to dividends and capital gain distributions by the Fund. Stockholders are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state, and local tax laws and regulations applicable to dividends and distributions received.


                         ----------------------------------

                                 INVESTMENT RESULTS

                         ----------------------------------


Average total return ("T") of the Fund will be calculated as follows: an initial hypothetical investment of $1,000 ("P") is divided by the net asset value of shares of the Fund as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions by the Fund are reinvested at net asset value on the reinvestment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share of the Fund as of the end of the period ("n") to determine ending redeemable value ("ERV"). The ending value divided by the initial investment converted to a percentage equals total return. The formula thus used, as required by the SEC, is:

                                   P(1+T)n = ERV

The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the period.

This formula reflects the following assumptions: (i) all share sales at net asset value, without a sales load reduction from the $1,000 initial investment;
(ii) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (iii) complete redemption at the end of any period illustrated. Total return may be calculated for one year, five years, ten years, and for other periods, and will typically be updated on a quarterly basis. The average annual compound rate of return over various periods may also be computed by utilizing ending values as determined above.

In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements and stockholder reports other total return performance data based on time-weighted, monthly-linked total returns computed on the percentage change of the month end net asset value of the Fund after allowing for the effect of any cash additions and withdrawals recorded during the month. Returns may be quoted for the same or different periods as those for which average total return is quoted. The Fund's investment results will vary from time-to-time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses, so that any investment results reported should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Results also should be considered relative to the risks associated with the Fund's investment objective and policies.

                         ----------------------------------

                           DESCRIPTION OF CAPITAL SHARES

                         ----------------------------------

Stockholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law or Articles of Incorporation or Bylaws, the Company generally may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Company.

As of the date of this Statement of Additional Information, there were 300,000 outstanding shares of the Fund. As of that date, the following were known to the Company to own of record more than 5% of the Fund's capital stock:


Name and Address of
Beneficial Owner                      Shares Held                   % Shares Outstanding
----------------                      -----------                   --------------------


Clients of Dresdner Bank AG/            300,000                            100%
Investment Management Institutional
Asset Management Division
Jurgen-Ponto-Platz 60301
Frankfurt, Germany




                         ----------------------------------

                               ADDITIONAL INFORMATION

                         ----------------------------------


COUNSEL

Certain legal matters in connection with the capital shares offered by the Prospectus have been passed upon for the Fund by Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071. The validity of the capital stock offered by the Prospectus has been passed upon by Venable, Baetjer and Howard, LLP, 1800 Mercantile Bank & Trust Building, 2 Hopkins Plaza, Baltimore, Maryland 21201. Paul, Hastings, Janofsky & Walker LLP has acted and will continue to act as counsel to the Investment Manager in various matters.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, have been appointed as independent auditors for the Company. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assist in the preparation of the Fund's federal and state income tax returns, and consult with the Company as to matters of accounting, regulatory filings, and federal and state income taxation.

LICENSE AGREEMENT


Under a License Agreement as of December 11, 1997, the Investment Manager has granted the Company the right to use the "Dresdner RCM" name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company. In addition, the Company has granted the Investment Manager, under certain conditions, the use of any other name it might assume in the future, with respect to any other investment company sponsored by the Investment Manager.


FINANCIAL STATEMENTS

Copies of the Fund's Annual and Semi-Annual Reports to Shareholders will be available, upon request, by calling to Company at (800) 726-7240, or by writing the Company at Four Embarcadero Center, San Francisco, California 94111.

REGISTRATION STATEMENT

The Fund's Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Company's registration statement and related forms as filed with the SEC, certain portions of which are omitted in accordance with rules and regulations of the SEC. The registration statement and related forms may be inspected at the Public Reference Room of the SEC at Room 1024, 450 5th
Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates.

Statements contained in the Prospectus or this Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Company's Registration Statement, each such statement being qualified in all respects by such reference.

                           DRESDNER RCM EMERGING MARKETS FUND

                                     Offered by:

                            DRESDNER RCM EQUITY FUNDS, INC.

                                 Four Embarcadero Center
                             San Francisco, California 94111
                                   (800) 726-7240

               THIS PROSPECTUS RELATES TO DRESDNER RCM EMERGING MARKETS FUND,
                    WHICH SPECIALIZES IN EQUITY AND EQUITY-RELATED
                       SECURITIES OF EMERGING MARKET COMPANIES

                                   _______________

DRESDNER RCM EMERGING MARKETS FUND (THE "FUND") is a diversified series of Dresdner RCM Equity Funds, Inc. (the "Company"), an open-end management investment company. Shares of the Fund may be purchased at their net asset value per share next calculated after an order is received in proper form. (See HOW TO PURCHASE SHARES.)


The Fund's investment objective is to seek appreciation of capital, primarily through investment in equity and equity-related securities of emerging market companies. Such investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total investment return and will not be emphasized. "Emerging market companies" is defined as companies organized or headquartered in any country that is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities, or other recognized financial institutions. (See INVESTMENT OBJECTIVE AND POLICIES.)

Investments in equity and equity-related securities of emerging market companies involve significant risks, some of which are not typically associated with investments in securities of domestic companies and companies organized or headquartered in developed foreign countries. There can be no assurance that the Fund will achieve its investment objective. (See INVESTMENT AND RISK CONSIDERATIONS.)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. Investors should read this document and retain it for future use. A Statement of Additional Information for the Fund dated December 31, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. The Statement may be obtained, without charge, by writing or calling the Company at the address or telephone number set forth above.


Shares of the Fund are not deposits, obligations of, or endorsed or guaranteed in any way by Dresdner Bank AG, or any other depository institution. Shares of the Fund are not insured by the Federal Deposit Insurance Corporation, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

                                  _______________

                  The date of this Prospectus is December 31, 1997

TABLE OF CONTENTS

                                                                        Page
Prospectus Summary ....................................................   3

Summary of Fees and Expenses ..........................................   4

Investment Objective and Policies .....................................   6

Investment and Risk Considerations ....................................  11

Organization and Management ...........................................  14

How to Purchase Shares ................................................  16

Stockholder Services ..................................................  18

Redemption of Shares ..................................................  19

Investment Results ....................................................  20

Dividends, Distributions and Taxes ....................................  21

General Information ...................................................  22


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Company. This Prospectus is not an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer or solicitation.

               DRESDNER RCM EMERGING MARKETS FUND
               PROSPECTUS SUMMARY

The following summary is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus:

WHAT IS THE FUND'S OBJECTIVE?

The Fund's investment objective is to seek appreciation of capital, primarily through investment in equity and equity-related securities of emerging market companies. Such investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total return and will not be emphasized. There can be no assurance that the Fund will achieve its investment objective. (See INVESTMENT OBJECTIVE AND POLICIES.)

WHAT DOES THE FUND INVEST IN?

Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in emerging market companies. "Emerging market companies" is defined as companies organized or headquartered in any country that is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities, or other recognized financial institutions. The Fund will not invest more than 15% of the value of its total assets in securities of issuers that are organized or headquartered in any one emerging market country.

SHOULD I INVEST IN THE FUND?

Dresdner RCM believes that emerging market companies can offer attractive investment opportunities. Such companies have, from time-to-time, offered greater potential investment returns than those associated with companies in developed markets of the world. However, the stocks of emerging market companies can be very volatile, and analyzing individual companies can be time-intensive. An emerging markets fund offers experienced professional management to investors who wish to invest in a diversified portfolio of companies organized or headquartered in developing countries.

The Fund is designed for investors who recognize and are prepared to accept these risks in exchange for the possibility of higher returns. Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek an aggressive approach to capital growth, and can accept the above-average level of price fluctuations that the Fund may experience, the Fund may be an appropriate part of your overall investment strategy.

WHO OPERATES THE FUND?

The Fund's investment manager is Dresdner RCM Global Investors LLC ("Dresdner RCM" or the "Investment Manager"), a registered investment adviser with principal offices in San Francisco, California. Dresdner RCM and its predecessors have over 25 years of experience in investing in equity securities. Dresdner RCM currently provides investment management services to institutional and individual clients and registered investment companies with aggregate assets in excess of $30 billion.


The custodian of the Fund's assets is Brown Brothers Harriman & Co.

WHAT ARE SOME OF THE POTENTIAL INVESTMENT RISKS?

The value of the Fund's shares will fluctuate because of the fluctuations in the value of securities in the Fund's portfolio. Investment in the Fund is subject to a variety of risks in addition to those normally associated with investments in a portfolio of equity securities. (See INVESTMENT AND RISK CONSIDERATIONS.)

Investment in securities of foreign companies involves significant additional risks, including fluctuations in foreign exchange rates, political or economic instability in the country of issue, and the possible imposition of exchange controls or other laws or restrictions. Foreign issuers generally are not subject to accounting and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. There is generally less government regulation of securities markets, exchanges and dealers than in the United States, and the costs associated with transactions in and custody of securities traded on foreign markets generally are higher than in the United States. Investment in emerging markets may involve greater risks than investments in other foreign markets, as a result of factors such as less developed economic and legal structures, less stable political systems, and less liquid securities markets.

Investments in equity and equity-related securities of small-sized companies may involve significant risks, some of which are not typically associated with investment in securities of larger or more established firms. These firms may have limited or unprofitable operating histories, limited financial resources and inexperienced management, and they may face competition from larger or more established firms that have greater resources. Their securities are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements.

DOES THE FUND HEDGE ITS INVESTMENTS?

The Fund may use a variety of techniques to hedge its foreign currency exposure. These currency management techniques include options on currencies, foreign currency futures contracts, forward foreign currency exchange contracts, currency options, and currency swaps. Each of these techniques also involves certain risks. (See INVESTMENT OBJECTIVE AND POLICIES AND INVESTMENT AND RISK CONSIDERATIONS.)

IS THERE A MINIMUM INVESTMENT?

The minimum initial investment is $5,000, and the minimum subsequent investment is $250 (other than investments through the Fund's automatic dividend reinvestment plan). However, for investors purchasing shares through a broker-dealer or other financial institution having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund, the minimum initial investment may vary. Shares of the fund may be purchased at their net asset value per share next calculated after an order is received in proper form. (See HOW TO PURCHASE SHARES.)

CAN I REDEEM SHARES AT ANY TIME?

You may redeem your shares at any time at their net asset value, without a redemption charge. (See REDEMPTION OF SHARES.)

SUMMARY OF FEES AND EXPENSES

WHAT EXPENSES WILL THE FUND INCUR?

The following information is designed to help you understand various costs and expenses of the Fund that an investor may bear directly or indirectly. The information is based on the Fund's expected expenses for its first year of operation, and should not be considered a representation of future expenses or returns. Actual expenses and returns may be greater or less than those shown below.

Stockholder Transaction Expenses
--------------------------------

Maximum sales load imposed on purchases                     None

Sales load imposed on reinvested dividends                  None

Deferred sales loads                                        None

Redemption fees                                             None


Annual Fund Operating Expenses (as a percentage of average net assets)
-------------------------------------------------------------------------

Investment management fees                                  1.00%

Other expenses (after expense reduction*)                   0.50%

Total Fund operating expenses (after expense reduction*)    1.50%


Example of Portfolio Expenses                           1 Year          3 Years
------------------------------                         --------         --------
You would pay the following total
expenses on a $1,000 investment,
assuming (1) a 5% annual
return and (2) redemption
at the end of each time period                           $15              $47

* The Investment Manager has voluntarily agreed, until at least December
31, 1998, to pay the Fund on a quarterly basis the amount, if any, by which certain ordinary operating expenses of the Fund exceed the annual rate of 1.50% of the average daily net assets of the Fund. In subsequent years, the Fund will reimburse the Investment Manager for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. (See ORGANIZATION AND MANAGEMENT.) Other expenses and total Fund operating expenses for the first year of operation of the Fund, without expense reduction, are estimated to be 2.96% and 3.96%, respectively, of the Fund's average daily net assets.


In accordance with applicable regulations of the Securities and Exchange Commission (the "SEC"), the Example of Portfolio Expenses assumes that (1) the percentage amounts listed under Annual Fund Operating Expenses will remain the same in each of the one and three year periods; and (2) all dividends and distributions will be reinvested by the stockholder. SEC regulations require that the example be based on a $1,000 investment, although the minimum initial purchase of Fund shares for some investors may be higher. (See HOW TO PURCHASE SHARES.)


For more information concerning fees and expenses of the Fund, see ORGANIZATION AND MANAGEMENT and DIVIDENDS, DISTRIBUTIONS AND TAXES.

INVESTMENT OBJECTIVE AND POLICIES

WHAT IS THE FUND'S OBJECTIVE?

The Fund's investment objective is to seek appreciation of capital, primarily through investment in equity and equity-related securities of emerging market companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in such securities. The Fund's investments will be chosen primarily with regard to their potential for capital appreciation. Current income will be considered only as part of total return and will not be emphasized. There can be no assurance that the Fund will achieve its investment objective.

HOW DOES THE FUND SELECT SECURITIES FOR ITS PORTFOLIO?

The Fund intends to invest primarily in equity and equity-related securities of emerging market companies. The Investment Manager's primary emphasis is on a "top-down" strategy which seeks to take advantage of market inefficiencies and the lack of correlation among emerging markets. The Investment Manager seeks to control risk by maintaining a portfolio which holds securities in a range of emerging market countries, regions and industries.


There is no limitation on the market capitalization of the companies in which the Fund will invest. However, as of the date of this Prospectus, the Investment Manager intends to invest primarily in equity and equity-related securities of companies with market capitalizations in excess of $100 million.

WHAT ARE EMERGING MARKET COMPANIES?

The term emerging market companies includes any company organized or headquartered in any country that is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities, or other recognized financial institutions. As of the date of this Prospectus, emerging market countries is deemed to include, for purposes of this Prospectus, all foreign countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund will not invest more than 15% of the value of its total assets in securities of issuers that are organized or headquartered in any one emerging market country. In addition, the Fund may invest up to 15% of its total assets in securities of issuers that are not organized or headquartered in developing countries, but that have or will have substantial assets in developing countries or derive or expect to derive a substantial portion of their total revenues from goods and services produced in, or sales made in, developing countries.

WHAT ARE EQUITY AND EQUITY-RELATED SECURITIES?

Equity and equity-related securities in which the Fund has the authority to invest include common stock, preferred stock, convertible preferred stock, convertible debt obligations, and warrants. In addition, equity and equity-related securities may include securities sold in the form of depositary receipts and securities issued by other investment companies. The Fund currently intends to invest primarily in common stock and depositary receipts.


The Fund expects that its investments in equity and equity-related securities will be comprised primarily of securities that are traded on recognized foreign securities exchanges. However, the Fund also may invest in securities that are traded only over-the-counter when the Investment Manager believes that such securities meet the Fund's investment criteria. Subject to the Fund's restrictions on investment in illiquid securities (see WHAT OTHER INVESTMENT PRACTICES SHOULD I KNOW ABOUT?), the Fund also may invest in securities that are not publicly traded.

Does The Fund Invest In Debt Securities?

Under normal market conditions, the Fund may invest up to 5% of its total assets in debt securities which the Investment Manager believes present attractive opportunities for capital growth. These debt securities will be issued or guaranteed by an emerging market company or government (including such government's agencies, instrumentalities, authorities and political subdivisions), or denominated in the currencies of emerging market countries. There is no limit on the average maturity of the debt securities in the Fund's portfolio.


Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's Investors Service, or another recognized international rating organization. Bonds rated below investment grade are often referred to as "junk bonds," and involve greater risk of default or price declines than investment grade securities.


During times when the Investment Manager believes a temporary defensive posture is warranted, including times involving international, political or economic uncertainty, the Fund may hold all or a substantial portion of its assets in investment grade debt securities, including debt securities issued by the U.S. Government, and developed foreign countries (including their respective agencies, instrumentalities, authorities and political subdivisions). When the Fund is so invested, it may not be achieving its investment objective.


DOES THE FUND BUY AND SELL FOREIGN CURRENCY?

The Fund presently expects to purchase or sell foreign currency primarily to settle foreign securities transactions. However, the Fund may also engage in currency management transactions to hedge currency exposure related to securities it owns or that it anticipates purchasing.

Currency management techniques include forward currency exchange contracts, currency options, futures contracts (and related options), and currency swaps. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Currency options are rights to purchase or sell a specific currency at a future date at a specified price. Futures contracts are agreements to take or make delivery of an amount of cash equal to the difference between the value of the currency at the close of the last trading day of the contract and the contract price. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. The Fund may also cross-hedge currencies, which involves writing or purchasing options or entering into foreign exchange contracts on one currency to hedge against changes in exchange rates for a different currency if, in the judgment of the Investment Manager, there is a pattern of correlation between the two currencies. In addition, the Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Manager, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rates.


For purposes of the percentage limitation on the Fund's investments in issuers in particular emerging markets, the term securities does not include foreign currencies. This means that the Fund could have more than the percentages of its total assets indicated above denominated in the currency of one or more emerging market countries. As a result, gains in a particular securities market may be affected, either positively or negatively, by changes in exchange rates.

WHAT OTHER INVESTMENT PRACTICES SHOULD I KNOW ABOUT?

DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign companies in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs"), or other similar instruments representing securities of foreign companies. ADRs are receipts for ordinary shares of foreign companies that typically are issued by an American bank or trust company, and entitle the holder to all dividends and capital gains associated with the underlying ordinary shares. EDRs, GDRs and IDRs are receipts issued by a non-U.S. financial institution evidencing a similar arrangement. When it is possible to invest either in an ADR, EDR, GDR, or IDR, or to invest directly in the underlying security, the Investment Manager will evaluate which investment opportunity is preferable, based on price differences, relative trading volume, anticipated liquidity, differences in currency risk, and other factors.


Depositary receipts have risks that are similar to those of foreign equity securities. Therefore, for purposes of the Fund's investment policies and restrictions, depositary receipts will be treated as foreign equity securities, based on the country in which the underlying issuer is organized or headquartered. (See WHAT KINDS OF FOREIGN SECURITIES WILL THE FUND INVEST IN?)

OTHER INVESTMENT COMPANIES. The laws of some foreign countries may make it difficult or impossible for the Fund to invest directly in issuers organized or headquartered in those countries, or may place limitations on such investments. The only practical means of investing in such issuers may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In such cases and in other appropriate circumstances, and subject to the restrictions referred to above regarding investments in companies organized or headquartered in any one country (see WHAT ARE EMERGING MARKET COMPANIES?), the Fund may invest up to 10% of the value of its total assets in other investment companies. However, the Fund may not invest more than 5% of the value of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company.

To the extent that the Fund invests in other investment companies, the Fund would bear its proportionate share of any management or administration fees and other expenses paid by investment companies in which it invests. At the same time, the Fund would continue to pay its own management fees and other expenses.

WHEN ISSUED, FIRM COMMITMENT AND DELAYED SETTLEMENT TRANSACTIONS. The Fund may purchase securities on a delayed delivery or "when issued" basis and may enter into firm commitment agreements (transactions in which the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). Delivery and payment for these securities typically occur 15 to 45 days after the commitment to purchase, but delivery and payment can be scheduled for shorter or longer periods, based upon the agreement of the buyer and the seller. No interest accrues to the purchaser during the period before delivery. The Fund generally does not intend to enter into these transactions for the purpose of leverage, but may sell the right to receive delivery of the securities before the settlement date. The value of the securities at settlement may be more or less than the agreed upon price.

The Fund will segregate cash, U.S. Government securities or other liquid debt or equity securities in an amount sufficient to meet its payment obligations with respect to any such transactions. To the extent that assets are segregated for this purpose, the Fund's liquidity and the ability of the Investment Manager to manage its portfolio may be adversely affected.

BORROWING MONEY. From time-to-time, it may be advantageous for the Fund to borrow money rather than sell portfolio positions to raise the cash to meet redemption requests. In order to meet such redemption requests, the Fund may borrow from banks or enter into reverse repurchase agreements. The Fund also may borrow up to 5% of the value of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Fund will not borrow money for leveraging purposes. The Fund may continue to purchase securities while borrowings are outstanding, but will not do so when the Fund's borrowings (including reverse repurchase agreements) exceed 5% of the value of its total assets. The 1940 Act permits the Fund to borrow only from banks and only to the extent that the value of its total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing), and requires the Fund to take prompt action to reduce its borrowings if this limit is exceeded. For the purpose of the 300% borrowing limitation, reverse repurchase transactions are considered to be borrowings.

A reverse repurchase agreement involves a transaction by which a borrower (such as the Fund) sells a security to a purchaser (a member bank of the Federal Reserve System or a broker-dealer deemed creditworthy pursuant to standards adopted by the Company's Board of Directors) and simultaneously agrees to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.

LENDING PORTFOLIO SECURITIES. The Fund is authorized to make loans of portfolio securities, for the purpose of realizing additional income, to broker-dealers or other institutional investors deemed creditworthy pursuant to standards adopted by the Company's Board of Directors. The borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. Government securities or other liquid debt or equity securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities, and a fee and/or a portion of the interest earned on the collateral, less any fees and administrative expenses associated with the loan.

ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect to receive approximately the amount at which the Fund values such securities within seven days. The Investment Manager has the authority to determine whether specific securities are liquid or illiquid pursuant to standards adopted by the Company's Board of Directors.

The Fund's investments in illiquid securities may include securities that are not registered for resale under the Securities Act of 1933 (the "Securities Act"), and therefore are subject to restrictions on resale. When the Fund purchases unregistered securities, the Fund may, in appropriate circumstances, obtain the right to register such securities at the expense of the issuer. In such cases there may be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the security will be subject to market fluctuations.

The fact that there are contractual or legal restrictions on resale of certain securities to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A under the Securities Act, the Investment Manager may determine in particular cases, pursuant to standards adopted by the Company's Board of Directors, that such securities are not illiquid securities notwithstanding the legal or contractual restrictions on their resale. Investing in Rule 144A securities could have the effect of increasing the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.

CAN THE FUND'S OBJECTIVE AND POLICIES BE CHANGED?

The Fund's investment objective is a fundamental policy that may not be changed without a vote of its stockholders. However, except as otherwise indicated in this Prospectus or the Statement of Additional Information, the Fund's other investment policies and restrictions are not fundamental and may be changed without a vote of the stockholders. If there is a change in the Fund's investment objective or policies, stockholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

The various percentage limitations referred to in this Prospectus apply immediately after a purchase or initial investment. Except as specifically indicated to the contrary, the Fund is not required to sell any security in its portfolio as a result of any change in any applicable percentage resulting from market fluctuations.

WHAT IS THE FUND'S PORTFOLIO TURNOVER RATE?

The Fund may invest in securities on either a long-term or short-term basis. The Investment Manager anticipates that the Fund's annual portfolio turnover rate should not exceed 125%, but the turnover rate will not be a limiting factor when the Investment Manager deems portfolio changes appropriate. Securities in the Fund's portfolio will be sold whenever the Investment Manager believes it is appropriate to do so, regardless of the length of time that securities have been held, and securities may be purchased or sold for short-term profits whenever the Investment Manager believes it is appropriate or desirable to do so. Turnover will be influenced by sound investment practices, the Fund's investment objective and the need for funds for the redemption of the Fund's shares.


Because the Investment Manager will purchase and sell securities for the Fund's portfolio without regard to the length of the holding period for such securities, it is possible that the Fund's portfolio will have a higher turnover rate than might be expected for investment companies that invest substantially all of their funds for long-term capital appreciation or generation of current income. A high portfolio turnover rate would increase aggregate brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by the Fund's stockholders, and may under certain circumstances make it more difficult for the Fund to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). (See DIVIDENDS, DISTRIBUTIONS AND TAXES.)

INVESTMENT AND RISK CONSIDERATIONS

Investment in the Fund is subject to a variety of risks, including the following:

RISKS OF EQUITY INVESTMENTS.

Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects and on overall market and economic conditions. The value of the Fund's net assets can be expected to fluctuate.

RISKS OF INVESTING IN FOREIGN MARKETS.

Investing in foreign equity securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar. In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing and financial reporting standards, or to other regulatory practices and requirements, comparable to those applicable to U.S. issuers. Furthermore, with respect to certain foreign countries, the possibility exists of political instability, expropriation or nationalization of assets, revaluation of currencies, confiscatory taxation, and limitations on foreign investment and use or removal of funds or other assets of the Fund (including the withholding of dividends and limitations on the repatriation of currencies). The Fund may also experience difficulties or delays in obtaining or enforcing judgments.

Most foreign securities markets have substantially less volume than U.S. securities markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, there is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct and complete such transactions. In addition, the costs associated with transactions in securities traded on foreign markets or of foreign issuers, and the expense of maintaining custody of such securities with foreign custodians, generally are higher than the costs associated with transactions in U.S. securities on U.S. markets.

RISKS OF INVESTING IN EMERGING MARKETS.

There are special additional risks associated with investments in emerging markets. The securities markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

Economies in emerging markets generally are heavily dependent upon international trade, and may be affected adversely by the economic conditions of the countries in which they trade, as well as by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. In many cases, governments of emerging market countries continue to exercise a significant degree of control over the economies of such countries. In addition, certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is a heightened possibility of confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. Unanticipated political or social developments may also affect the value of the Fund's investments in those countries.

RISKS OF INVESTING IN SMALL-SIZED COMPANIES.

Investments in small-sized concerns may involve greater risks than investments in larger companies. The securities of small-sized companies, as a class, have shown market behavior which has had periods of more favorable results, and periods of less favorable results, than securities of larger companies as a class. In addition, small-sized companies in which the Fund will invest may be unseasoned; that is, these companies may have limited or unprofitable operating histories, limited financial resources and inexperienced management. Small-sized companies often face competition from larger or more established firms that have greater resources. Small-sized companies may not have as great an ability to raise additional capital, may have a less diversified product line (making them susceptible to market pressure), and may have a smaller public market for their shares than larger companies. Securities of small and unseasoned companies are often less liquid than securities of larger companies and are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, the Fund may have to sell them over an extended period of time or below the original purchase price. Investment by the Fund in these small or unseasoned companies may be regarded as speculative. The Fund has investment restrictions that prohibit investment of more than 15% of the value of its net assets in securities that are illiquid. However, as a result of these factors, the Fund's net assets may be more volatile in price than the net asset value of a fund investing principally in larger companies.

RISKS OF CURRENCY HEDGING TECHNIQUES.

The Fund's currency management techniques involve risks different than those that arise in connection with investments in dollar-denominated securities. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk than would otherwise be the case.

Currency options may be more volatile than the underlying currencies. Differences between the options and currency markets could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular currencies may be absent for a variety of reasons. When trading options on foreign exchanges, many of the protections afforded to participants in the United States will not be available. Although the purchaser of an option cannot lose more than the amount of the premium plus transaction costs, this entire amount could be lost. Transactions in future contracts and options on future contracts involve risks similar to those of currency options. In addition, the potential loss incurred by the Fund in such transactions is unlimited.

The use of currency hedging techniques is a highly specialized activity, and there can be no assurance as to the success of any hedging operations which the Fund may implement. Gains and losses in such transactions depend upon the Investment Manager's ability to predict correctly the direction of currency exchange rates and other economic factors. Although such operations could reduce the risk of loss due to a decline in the value of the hedged currency, they could also limit the potential gain from an increase in the value of the currency.

WHAT OTHER RISK FACTORS SHOULD I BE AWARE OF?

CONVERTIBLE SECURITIES AND WARRANTS. The value of a convertible security is a function of both its yield in comparison with the yields of similar non-convertible securities and the value of the underlying stock. A convertible security held by the Fund may be subject to redemption at the option of the issuer at a fixed price, in which event the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party. Investment in warrants also involves certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and the failure of the price of the underlying security to reach or have reasonable prospects of reaching the exercise price, in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment in the warrant.

CREDIT OF COUNTERPARTIES. A number of transactions in which the Fund may engage are subject to the risks of default by the other party to the transaction. When the Fund engages in repurchase, reverse repurchase, when-issued, forward commitment, delayed settlement and securities lending transactions, it relies on the other party to consummate the transaction. Failure of the other party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

BORROWING. Borrowing also involves special risk considerations. Interest costs of borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on the borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. To the extent the Fund enters into reverse repurchase agreements, the Fund is subject to risks that are similar to those of borrowing.

ORGANIZATION AND MANAGEMENT

WHO MANAGES THE FUND?

The Company was incorporated in Maryland in September 1995, and is an open-end management investment company or mutual fund. The Company's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved contracts for various financial organizations to provide, among other things, day-to-day management services required by the Fund.

WHO IS THE INVESTMENT MANAGER?

The Company, on behalf of the Fund, has retained as the Fund's investment manager Dresdner RCM Global Investors LLC, a Delaware limited liability company with principal offices at Four Embarcadero Center, San Francisco, California 94111. The Investment Manager provides the Fund with services pursuant to an Investment Management Agreement, Power of Attorney and Service Agreement (the "Management Agreement") dated as of December 30, 1997. The Investment Manager supervises management of the Fund's investments, provides various administrative services, and supervises the Fund's daily business affairs, subject to the authority of the Board of Directors.


The Investment Manager is actively engaged in providing investment supervisory services to institutional and individual clients, and is registered under the Investment Advisers Act of 1940. The Investment Manager was established in April 1996, as the successor to the business and operations of RCM Capital Management, a California Limited Partnership, which, with its predecessors, has been in operation since 1970. The Investment Manager is a wholly owned subsidiary of Dresdner Bank AG ("Dresdner"), an international banking organization with principal executive offices located in Frankfurt, Germany. Shares of the Fund are not deposits, obligations of, or endorsed or guaranteed in any way by Dresdner Bank AG, or any other depository institution. Shares of the Fund are not insured by the Federal Deposit Insurance Corporation, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.


Pursuant to an agreement among RCM Limited L.P. ("RCM Limited"), the Investment Manager, and Dresdner, RCM Limited manages, operates and makes all decisions regarding the day-to-day business and affairs of the Investment Manager, subject to the oversight of Dresdner RCM's Board of Managers. RCM Limited is a California limited partnership consisting of 37 limited partners and one general partner, RCM General Corporation, a California corporation ("RCM General"). Twenty-three of the limited partners of RCM Limited are also principals of the Investment Manager, and the shareholders of RCM General.


The Investment Manager's equity philosophy is to invest in growth stocks -- stocks of companies that are expected to have superior and predictable growth. Through fundamental research and a series of valuation screens, the Investment Manager seeks to purchase securities of those companies whose expected growth in earnings and dividends will provide a risk-adjusted return in excess of the market.


The Investment Manager has a history of investing in emerging market stocks. The research team consults regularly with the senior members of the Investment Manager's portfolio management team concerning the prospects for emerging markets generally as well as specific emerging market companies.
The equity investment process also incorporates the Investment Manager's own macroeconomic views of the economy. In addition, the Investment Manager has access to the proprietary research and information obtained by other Dresdner investment management subsidiaries doing business under the brand name Dresdner RCM Global Investors.

In addition to traditional research activities, the Investment Manager utilizes research produced by Grassroots Research, an operating group within the Investment Manager. Grassroots Research prepares research reports based on field interviews with customers, distributors, and competitors of the companies that the Investment Manager follows. In the emerging markets area, Grassroots Research can be a valuable adjunct to the Investment Manager's traditional research efforts by providing a "second look" at emerging market companies in which the Fund is considering investing and by checking marketplace assumptions concerning market demand for particular products and services.



William S. Stack and Ana Wiechers-Marshall are primarily responsible for the day-to-day management of the Fund. Mr. Stack is a Principal of the Investment Manager, with which he has been associated since 1994, and is a member of its Board of Managers. He has managed domestic and international equity portfolios since 1976. Ms. Wiechers-Marshall is a Senior Analyst of the Investment Manager, with which she has been associated since 1995. She has participated in the management of portfolios since 1997.


WHAT ARE THE FUND'S MANAGEMENT FEES?

For the services rendered by Dresdner RCM under the Management Agreement, the Fund will pay a monthly fee to Dresdner RCM based on the average daily net assets of the Fund, at the annualized rate of 1.00% of the value of the Fund's average daily net assets.

What Other Expenses Does The Fund Pay?

The Fund is responsible for the payment of its operating expenses, including brokerage and commission expenses; taxes levied on the Fund; interest charges on borrowings (if any); charges and expenses of the Fund's custodian; management fees due to the Investment Manager; and all of the Fund's other ordinary operating expenses (e.g., legal and audit fees, securities registration expenses, and compensation of non-interested directors of the Company).

To limit the expenses of the Fund, the Investment Manager has agreed, until at least December 31, 1998, to pay the Fund on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes and extraordinary expenses) exceed the annual rate of 1.50% of the value of the average daily net assets of the Fund. The Fund will reimburse the Investment Manager for fees deferred or other expenses paid by the Investment Manager pursuant to this agreement in later years in which operating expenses for the Fund are otherwise less than such expense limitation. Accordingly, until all such amounts are reimbursed, the Fund's expenses will be higher, and its total return will be lower, than would otherwise have been the case. No interest, carrying or finance charge will be paid by the Fund with respect to any amounts representing fees deferred or other expenses paid by the Investment Manager. In addition, the Fund will not be required to repay any unreimbursed amounts to the Investment Manager upon termination of the Management Agreement.

HOW DOES THE FUND DECIDE WHICH BROKERS TO USE?

The Investment Manager, subject to the overall supervision of the Company's Board of Directors, makes the Fund's investment decisions and selects the broker or dealer to be used in each specific transaction using its judgment to choose the broker or dealer most capable of providing the services necessary to obtain the best execution of that transaction. In seeking the best execution of each transaction, the Investment Manager evaluates a wide range of criteria. Subject to the requirement of seeking best execution, the Investment Manager may, in circumstances in which two or more brokers are in a position to offer comparable execution, give preference to a broker that has provided investment information to the Investment Manager. In so doing, the Investment Manager may effect securities transactions which cause the Fund to pay an amount of commission in excess of the amount of commission another broker would have charged. Subject to the requirement of seeking the best available execution, the Investment Manager may also place orders with brokerage firms that have sold shares of the Fund.

The Fund may in some instances invest in securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market (over-the-counter trades of exchange-listed securities) or fourth market (direct trades of securities between institutional investors without the intermediation of a broker-dealer). When transactions are executed in the over-the-counter market or the third or fourth market, the Investment Manager will seek to deal with the counterparty that the Investment Manager believes can provide the best execution, whether or not that counterparty is the primary market maker for that security.

When appropriate and to the extent consistent with applicable laws and regulations, the Fund may execute brokerage transactions through Dresdner North America LLC, a wholly owned subsidiary of Dresdner, or other broker-dealer subsidiaries or affiliates of Dresdner.

WHO IS THE FUND'S DISTRIBUTOR?

Funds Distributor, Inc. (the "Distributor"), whose principal place of business is 60 State Street, Suite 1300, Boston, Massachusetts 02109, acts as distributor of shares of the Fund. The Distributor is engaged in the business of providing mutual fund distribution services to registered investment companies, and is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., which is not affiliated with the Investment Manager or Dresdner.

WHO IS THE FUND'S CUSTODIAN AND TRANSFER AGENT?

State Street Bank and Trust Company acts as the Fund's transfer agent, redemption agent and dividend paying agent (the "Transfer Agent"). The Transfer Agent's principal business address is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Brown Brothers Harriman & Co. Acts as the Fund's Custodian (the
"Custodian"). The Custodian's principal business address is 40 Water Street, Boston, Massachusetts 02109.

HOW TO PURCHASE SHARES

WHAT IS THE OFFERING PRICE FOR SHARES OF THE FUND?

Shares of the Fund are offered on a continuous basis at the offering price next determined after receipt of an order in proper form. The offering price is the net asset value per share. The minimum initial investment is $5,000, and the minimum subsequent investment is $250 (other than investments through the Fund's automatic dividend reinvestment plan). However, for investors purchasing shares through a broker-dealer or other financial institution having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund, the minimum initial investment may vary. (See HOW TO PURCHASE SHARES AND STOCKHOLDER SERVICES.)

HOW CAN I PURCHASE SHARES OF THE FUND?

Investors or their duly authorized agents may purchase shares of the Fund by sending a signed, completed subscription form to Dresdner RCM Equity Funds, Inc., P.O. Box 419927, Kansas City, Missouri 64141-6927, and paying for the shares as described below. Shares may also be purchased through certain brokers which have entered into a selling group agreement with the Distributor. Brokers may charge a fee for their services at the time of purchase or redemption. Subscription forms can be obtained from the Company.

Orders for shares received prior to the close of regular trading on the New York Stock Exchange on each day the New York Stock Exchange is open for trading will be priced at the net asset value (see HOW ARE SHARES PRICED?) computed as of the close of regular trading on the New York Stock Exchange. The Company reserves the right to reject any subscription at its sole discretion. Orders received after the close of regular trading on the New York Stock Exchange, or on any day on which the New York Stock Exchange is not open for trading, will be priced at the close of regular trading on the New York Stock Exchange on the next succeeding day on which the New York Stock Exchange is open for trading.

Upon receipt of the order in proper form, the Transfer Agent will open a stockholder account in accordance with the investor's registration instructions. A confirmation statement reflecting the current transaction will be forwarded to the investor.

WHERE SHOULD I SEND MY SUBSCRIPTION PAYMENT?

Payment for shares purchased should be made by check or money order, made payable to Dresdner RCM Emerging Markets Fund. Checks should be bank or certified checks. The Company, at its option, may accept a check that is not a bank or certified check; however, third party checks will not be accepted. Payments should be sent to:

Dresdner RCM Equity Funds, Inc.
P.O. Box 419927
Kansas City, Missouri 64141-6927

Attn: Dresdner RCM Emerging Markets Fund
      Account 684

Investors may also make initial or subsequent investments by electronic transfer of funds or wire transfer of federal funds to the Company. Before transferring or wiring funds, an investor must first telephone the Company at
(800) 726-7240 for instructions. On the telephone, the following information will be requested: name of authorized person; stockholder account number (if such account number is in existence); name of Fund; amount being transferred or wired; and transferring or wiring bank name.

Investors may be charged a fee if they effect transactions through a broker or agent. Your dealer is responsible for forwarding payment promptly. The Company reserves the right to cancel any purchase order for which payment has not been received by the third business day following the investment.

The Company will not issue share certificates of the Fund. Confirmation statements showing transactions in the stockholder's account and a summary of the status of the account serve as evidence of ownership of shares of the Fund.

CAN I PAY FOR SHARES WITH INVESTMENT SECURITIES?

In its discretion, the Company may accept securities of equal value instead of cash in payment of all or part of the subscription price for the Fund's shares. Any such securities (i) will be valued at the close of the New
York Stock Exchange composite tape on the day of acceptance of the subscription in accordance with the method of valuing the Fund's portfolio described under HOW ARE SHARES PRICED? below; (ii) will have a tax basis to the Fund equal to such value; (iii) must not be "restricted securities"; and (iv) must be permitted to be purchased in accordance with the Fund's investment objective and policies set forth in this Prospectus and must be securities that the Fund would be willing to purchase at that time. Prospective stockholders considering this method of payment should contact the Company in advance to discuss the securities in question and the documentation necessary to complete the transaction.

HOW ARE SHARES PRICED?

The net asset value of each share of the Fund on which the subscription and redemption prices are based is determined by the sum of the market value of the securities and other assets owned by the Fund less its liabilities, computed pursuant to standards adopted by the Company's Board of Directors. The net asset value of a share is the quotient obtained by dividing the net assets of the Fund (i.e., the value of the assets of the Fund less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares of the Fund outstanding. The net asset value of the Fund's shares will be calculated as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Time, on each day that the New York Stock Exchange is open for trading.

STOCKHOLDER SERVICES

WHAT SERVICES ARE PROVIDED TO STOCKHOLDERS?

AUTOMATIC REINVESTMENT. Each income dividend and capital gains distribution, if any, declared by the Fund will be reinvested in full and fractional shares based on the net asset value as determined on the payment date for such distributions, unless the stockholder or his or her duly authorized agent has elected to receive all such payments or the dividend or distribution portions thereof in cash. Changes in the manner in which dividend and distribution payments are made may be requested by the stockholder or his or her duly authorized agent at any time through written notice to the Company and will be effective as to any subsequent payment if such notice is received by the Company prior to the record date used for determining the stockholders entitled to such payment. Any dividend and distribution election will remain in effect until the Company is notified by the stockholder in writing to the contrary.

EXCHANGE PRIVILEGE. You may exchange shares of the Fund into shares of any other series of the Company, by contacting the Transfer Agent. Before effecting an exchange, you should obtain the currently effective prospectus of the series into which the exchange is to be made. Exchange purchases are subject to the minimum investment requirements of the series purchased. An exchange will be treated as a redemption and purchase for tax purposes.

Shares will be exchanged at the net asset value per share of the Fund, and the series into which the exchange is to be made, plus a sales charge if applicable, next determined after receipt by the Transfer Agent of (i) a written request for exchange, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be exchanged; and
(ii) stock certificates for any shares to be exchanged which are held by the stockholder. Exchanges will not become effective until all documents in the form required have been received by the Transfer Agent. A stockholder in doubt as to what documents are required should contact the Transfer Agent.

ACCOUNT STATEMENTS. Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from the Company.

REPORTS TO STOCKHOLDERS. The fiscal year of the Fund ends on December 31 of each year. The Fund will issue to its stockholders semi-annual and annual reports; each annual report will contain a schedule of the Fund's portfolio securities, audited annual financial statements, and information regarding purchases and sales of securities during the period covered by the report as well as information concerning the Fund's performance in accordance with rules promulgated by the SEC. In addition, stockholders will receive quarterly statements of the status of their accounts reflecting all transactions having taken place within that quarter. The federal income tax status of stockholders' distributions will also be reported to stockholders after the end of each fiscal year.

STOCKHOLDER INQUIRIES. Stockholder inquiries should be addressed to the Company at the address or telephone number on the front page of this Prospectus.

REDEMPTION OF SHARES

HOW DO I REDEEM MY SHARES?

Subject only to the limitations described below, the Company will redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to the net asset value per share as next computed following the receipt of all necessary redemption documents. Because the net asset value of the Fund's shares will fluctuate as a result of changes in the market value of securities owned, the amount a stockholder receives upon redemption may be more or less than the amount paid for those shares.

Redemption payments will be made wholly in cash unless the Company's Board of Directors believes that unusual conditions exist which would make such a practice detrimental to the best interests of the Fund. Under such circumstances, payment of the redemption price could be made in whole or in part in portfolio securities.

Stockholders may be charged a fee if they effect transactions through a broker or agent.

WHEN WILL I RECEIVE MY REDEMPTION PAYMENT?

Payment for Shares. Payment for shares redeemed will be made within seven days after receipt by the Company of: (i) a written request for redemption, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be redeemed; (ii) stock certificates for any shares to be redeemed which are held by the stockholder; and (iii) the additional documents required for redemptions by corporations, executors, administrators, trustees and guardians. Redemptions will not become effective until all documents in the form required have been received by the Company. A stockholder in doubt as to what documents are required should contact the Company.

If the Company is requested to redeem shares for which it has not yet received payment, the Company will delay, or cause to be delayed, the mailing of a redemption check until such time as it has assured itself that payment has been collected, which may take up to 15 days. Delays in the receipt of redemption proceeds may be avoided if shares are purchased through the use of wire-transferred funds or other methods which do not entail a clearing delay in the Fund receiving "good funds" for its use.

Upon execution of the redemption order, a confirmation statement will be forwarded to the stockholder indicating the number of shares sold and the proceeds thereof. Proceeds of all redemptions will be paid by check or federal funds wire no later than seven days after execution of the redemption order except as may be provided below.

SUSPENSION OF REDEMPTIONS. The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the New York Stock Exchange is closed (other than a customary weekend or holiday closing) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities it owns is not reasonably practicable, or as a result of which it is not reasonably practical for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of stockholders.

INVESTMENT RESULTS

WILL THE FUND REPORT ITS PERFORMANCE?

The Fund may, from time-to-time, include information on its investment results and/or comparisons of its investment results to various unmanaged indices (which generally do not reflect deductions for administrative and management costs and expenses), indexes prepared by consultants, mutual fund ranking entities, and financial publications, or results of other mutual funds or groups of mutual funds, in advertisements or in reports furnished to present or prospective investors. Investment results will include information calculated on a total return basis (total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gain distributions). Such indexes and rankings may include the following, among others:

1. The IFC Index of Investable Emerging Markets.

2. The MSCI Emerging Markets Free Index.

3. The Standard & Poor's 500 Stock Price Index.

4. Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc. and Morningstar, which rank mutual funds by overall performance, investment objectives, and assets.

DIVIDENDS, DISTRIBUTIONS AND TAXES

WHAT DIVIDENDS DOES THE FUND PAY?

The Fund intends to distribute to its stockholders all of each fiscal year's net investment income and net realized capital gains, if any, on the Fund's investment portfolio. The amount and time of any such distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Any dividend or distribution received by a stockholder on shares of the Fund shortly after the purchase of such shares by the stockholder will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

WHAT TAXES WILL I PAY ON FUND DIVIDENDS?

Dividends generally are taxable to stockholders at the time they are paid. However, dividends declared in October, November and December by the Fund and made payable to stockholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the Fund pays the dividend no later than January 31 of the following year.

Federal law requires the Company to withhold 31% of income from dividends, capital gains distributions and/or redemptions that occur in certain stockholder accounts if the stockholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply. Amounts withheld are applied to the stockholder's federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in an overpayment of taxes. Under the Code, distributions of net investment income and net long-term capital gains by the Fund to a stockholder who, as to the United States, is a non-resident alien individual, non-resident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership may also be subject to U.S. withholding tax.

WILL THE FUND ALSO PAY TAXES?

The Company intends to qualify the Fund as a "regulated investment company" under Subchapter M of the Code. By complying with the applicable provisions of the Code, the Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its stockholders.

The Fund may be required to pay withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce the Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund may elect to "pass through" to its stockholders the amount of foreign income taxes paid by the Fund, if such election is deemed to be in the best interests of stockholders. If this election is made, stockholders will be required to include in their gross income their pro rata share of foreign taxes paid by the Fund, and will be able to treat such taxes as either an itemized deduction or a foreign credit against U.S. income taxes (but not both) on their tax returns. If the Fund does not make that election, stockholders will not be able to deduct their pro rata share of such taxes in computing their taxable income and will not be able to take their share of such taxes as a credit against their U.S. income taxes.

WHEN WILL I RECEIVE TAX INFORMATION?

Each stockholder will receive, at the end of each fiscal year of the Company, full information on dividends, capital gains distributions and other reportable amounts with respect to shares of the Fund for tax purposes, including information such as the portion taxable as capital gains, and the amount of dividends, if any, eligible for the federal dividends received deduction for corporate taxpayers.

The foregoing is a general abbreviated summary of present U.S. federal income tax laws and regulations applicable to dividends and distributions by the Fund. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state, and local tax laws and regulations applicable to dividends and distributions received.

GENERAL INFORMATION

WHAT OTHER INFORMATION SHOULD I KNOW ABOUT THE FUND?

The authorized capital stock of the Company is 1,000,000,000 shares of capital stock (par value $.0001 per share), of which 50,000,000 shares have been designated as shares of the Fund. In addition, 50,000,000 shares have been designated as shares of Dresdner RCM Global Technology Fund, 50,000,000 shares have been designated as shares of Dresdner RCM Global Health Care Fund, 50,000,000 shares have been designated as shares of Dresdner RCM Global Small Cap Fund, 50,000,000 shares have been designated as shares of Dresdner RCM Large Cap Growth Fund, and 50,000,000 shares have been designated as shares of Dresdner RCM Biotechnology Fund. The Company's Board of Directors may, in the future, authorize the issuance of other classes of shares of the Fund (with, for example, different sales loads, or other distribution or service fee arrangements), or of other series of capital stock of the Company, representing shares of additional investment portfolios or funds.


All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved affects only one series. There are no conversion or preemptive rights in connection with any shares of the Company. All shares of the Fund when duly issued will be fully paid and non-assessable. The rights of the holders of shares of the Fund may not be modified except by vote of the majority of the outstanding shares of the Fund. Certificates are not issued. As of December 31, 1997, there were 300,000 shares of the Fund outstanding, which were beneficially owned by clients of Dresdner Bank AG.

Shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of all series of the Company's shares voting for the election of directors can elect 100% of the directors if they wish to do so. In such event, the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person to the Board of Directors.

The Company is not required to hold a meeting of stockholders in any year in which the 1940 Act does not require a stockholder vote on a particular matter, such as election of directors. The Company will hold a meeting of its stockholders for the purpose of voting on the question of removal of one or more directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and will assist in communicating with its stockholders as required by Section 16(c) of the 1940 Act.

This Prospectus does not contain all of the information set forth in the Company's registration statement and related forms as filed with the SEC, certain portions of which are omitted in accordance with rules and regulations of the SEC. The registration statements and related forms may be inspected at the Public Reference Room of the SEC at Room 1024, 450 5th Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates.

                    DRESDNER RCM EQUITY FUNDS, INC.

                  DRESDNER RCM EMERGING MARKETS FUND

                     Four Embarcadero Center
                  San Francisco, California 94111
                        (800) 726-7240

                STATEMENT OF ADDITIONAL INFORMATION

                     December 31, 1997


Dresdner RCM Emerging Markets Fund (the "Emerging Markets Fund" or "Fund") is a no-load series of Dresdner RCM Equity Funds, Inc. (the "Company"), an open-end management investment company. The Fund's investment manager and administrator is Dresdner RCM Global Investors LLC (the "Investment Manager").


This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Fund's Prospectus and should be read in conjunction with such Prospectus. The Prospectus may be obtained without charge by calling or writing the Company at the address and phone number above.

                         TABLE OF CONTENTS

                                                                    Page


Investment Objective and Policies. . . . . . . . . . . . . . . . . . .  2
Investment and Risk Considerations . . . . . . . . . . . . . . . . . .  9
Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . 16
Execution of Portfolio Transactions. . . . . . . . . . . . . . . . . . 18
Directors and Officers . . . . . . . . . . . . . . . . . . . . . . . . 20
The Investment Manager . . . . . . . . . . . . . . . . . . . . . . . . 23
The Distributor. . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
Purchase and Redemption of Shares. . . . . . . . . . . . . . . . . . . 27
Dividends, Distributions and Tax Status. . . . . . . . . . . . . . . . 27
Investment Results . . . . . . . . . . . . . . . . . . . . . . . . . . 31
Description of Capital Shares. . . . . . . . . . . . . . . . . . . . . 32
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . 32


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                    INVESTMENT OBJECTIVE AND POLICIES
                   __________________________________


INVESTMENT CRITERIA

In evaluating particular investment opportunities, the Investment Manager may consider, in addition to the factors described in the Prospectus, the anticipated economic growth rate, the political outlook, the anticipated inflation rate, the currency outlook, and the interest rate environment for the country and the region in which a particular issuer is located. When the Investment Manager believes it would be appropriate and useful, the Investment Manager's personnel may visit the issuer's headquarters and plant sites to assess an issuer's operations and to meet and evaluate its key executives. The Investment Manager also will consider whether other risks may be associated with particular securities.


INVESTMENT IN FOREIGN SECURITIES


The Fund will invest in foreign securities. The securities markets of many countries have at times in the past moved relatively independently of one another due to different economic, financial, political, and social factors. In seeking to achieve the Fund's investment objective, the Investment Manager will allocate the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive, subject to the percentage limitations set forth in the Prospectus. In addition, from time-to-time, the Fund may strategically adjust its investments among issuers based in various countries and among the various equity markets of the world in order to take advantage of diverse global opportunities or capital appreciation, based on the Investment Manager's evaluation of prevailing trends and developments, as well as on the Investment Manager's assessment of the potential for capital appreciation (as compared to the risks) of particular companies, industries, countries, and regions.


Investment in Emerging Markets. The Fund will invest primarily in securities of companies organized or headquartered in developing countries with emerging markets. As a general matter, countries that are not considered to be developed foreign countries will be deemed to be emerging market countries. (See Investment in Developed Foreign Countries.) As their economies grow and their markets grow and mature, some countries that currently may be characterized as emerging market countries may be deemed to be developed foreign countries. In the event that the Investment Manager deems a particular country to have become a developed foreign country, the Fund will not be required to dispose of any investment in securities issued by that country's government or by an issuer located in that country.

Securities of issuers organized or headquartered in emerging market countries may, at times, offer excellent opportunities for capital appreciation. However, prospective investors should be aware that the markets of emerging market countries historically have been more volatile than the markets of the United States and developed foreign countries, and thus the risks of investing in securities of issuers organized or headquartered in emerging market countries may be far greater than the risks of investing in developed foreign markets. See "Investment and Risk Considerations -- Emerging
Market Securities" for a more detailed discussion of the risk factors associated with investments in emerging market securities. In addition, movements of emerging market currencies historically have had little correlation with movements of developed foreign market currencies. Prospective investors should consider these risk factors carefully before investing in the Fund. Some emerging market countries have currencies whose


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value is closely linked to the U.S. dollar. Emerging market countries also may issue debt denominated in U.S. dollars and other currencies.

It is unlikely that the Fund will be invested in equity securities in all emerging market countries at any time. Moreover, investing in some emerging markets currently may not be desirable or feasible, due to lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation or similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks, poor values of investments in those markets relative to investments in other emerging markets, in developed foreign markets, or in the United States, or for other reasons.

INVESTMENT IN DEVELOPED FOREIGN COUNTRIES. The Fund may invest in securities of companies that are organized or headquartered in developed foreign countries. Although these countries have developed economies, even developed countries are subject to periods of economic or political instability. For example, efforts by the member countries of the European Community to eliminate internal barriers to the free movement of goods, persons, services and capital have encountered opposition arising from the conflicting economic, political and cultural interests and traditions of the member countries and their citizens. The reunification of the former German Democratic Republic (East Germany) with the Federal Republic of Germany (West Germany) and other political and social events in Europe have caused considerable economic and social dislocations. Such events can materially affect securities markets and have also disrupted the relationship of such currencies with each other and with the U.S. dollar. Similarly, events in the Japanese economy and social developments may affect Japanese securities and currency markets, as well as the relationship of the Japanese Yen to the U.S. dollar. Future political, economic and social developments can be expected to produce continuing effects on securities and currency markets.

CURRENCY MANAGEMENT

Securities purchased by the Fund may be denominated in U.S. dollars, foreign currencies, or multinational currency units such as the European Currency Unit, and the Fund will incur costs in connection with conversions between various currencies. Movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected, either positively or negatively, by changes in exchange rates, and the Fund's net currency positions may expose it to risks independent of its securities positions.

The Fund's ability to engage in currency transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company and the Fund's intention to continue to qualify as such. (See Dividends, Distributions and Tax Status.) The Fund's ability and decisions to purchase or sell portfolio securities also may be affected by the laws or regulations in particular countries relating to convertibility and repatriation of assets. Because the shares of the Fund are redeemable in U.S. dollars each day the Fund determines its net asset value, the Fund must have the ability at all times to obtain U.S. dollars to the extent necessary to meet redemptions. Under present conditions, the Investment Manager does not believe that these considerations will have any significant adverse effect on its portfolio strategies, although there can be no assurances in this regard.

GENERAL CURRENCY CONSIDERATIONS. Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign


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exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to do so, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. To the extent that a substantial portion of the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts in order to protect against anticipated changes in future foreign currency exchange rates. The Fund may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Manager determines that there is a pattern of correlation between the two currencies. The Fund may also engage in proxy hedging, by using forward contracts in a series of foreign currencies for similar purposes.

The Fund may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Fund may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated dividends from such securities, due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Fund if the value of the hedged currency increased.

Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund will enter into such transactions only with primary dealers or others deemed creditworthy by the Investment Manager.


OPTIONS ON FOREIGN CURRENCIES. The Fund may purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Fund may also use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if the Investment Manager believes there is a pattern of correlation between the two currencies. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges.

The writer of a put or call option receives a premium and gives the purchaser the right to sell (or buy) the currency underlying the option at the exercise price. The writer has the obligation upon exercise of the option to purchase (or deliver) the currency during the option period. A writer of an option who wishes to terminate the obligation may effect a "closing transaction" by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after being notified of the exercise of an option. The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received; the Fund could be required to purchase or sell


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additional foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

When the Fund writes a call option on a foreign currency, an amount of cash, U.S. Government securities, or other liquid debt or equity securities equal to the market value of its obligations under the option will be deposited by the Fund in a segregated account with the Fund's custodian to collateralize the position.

CURRENCY SWAPS. The Fund may enter into currency swaps for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions entered into for hedging purposes. Currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, or the delivery of the net amount of a party's obligations over its entitlements. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund will maintain in a segregated account with the Fund's custodian cash, U.S. Government securities, or other liquid debt or equity securities equal to the amount of the Fund's obligations, or the net amount (if any) of the excess of the Fund's obligations over its entitlements, with respect to swap transactions. To the extent that such amount of a swap is held in such a segregated account the Company believes that swaps do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to the Fund's borrowing restriction.

The currency swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Manager has determined that the currency swap market has become relatively liquid. However, the use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the Fund entering into a currency swap would be less favorable than it would have been if this investment technique were not used.

FUTURES TRANSACTIONS

The Fund may purchase and sell currency futures contracts and futures options, in accordance with the strategies more specifically described below, to hedge against currency exchange rate fluctuations.

FUTURES CHARACTERISTICS. A futures contract is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of currency at the close of the last trading day of the contract and the price at which the currency contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by payment of the change in the cash value of the currency. No physical delivery of the underlying currency is made.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the Fund's


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custodian or futures commission merchant (the "FCM") an amount of cash or
U.S. Treasury bills which is referred to as an "initial margin" payment.
The nature of initial margin in futures transactions is different from that of margin in security transactions in that a futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts customarily are purchased and sold with initial margins that may range upwards from less than 5% of the value of the futures contract being traded. Subsequent payments, called variation margin, to and from the FCM, will be made on a daily basis as the price of the underlying currency varies, making the long and short positions in the futures contract more or less valuable. This process is known as "marking to the market."
For example, when the Fund has purchased a currency futures contract and the price of the underlying currency has risen, that position will have increased in value and the Fund will receive from the FCM a variation margin payment equal to that increased value. Conversely, when the Fund has purchased a currency futures contract and the price of the underlying currency has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the FCM. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an identical opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

CHARACTERISTICS OF FUTURES OPTIONS. The Fund may also purchase call options and put options on currency futures contracts ("futures options"). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option of the same series.

PURCHASE OF FUTURES. The Investment Manager may purchase a currency futures contract when it anticipates the subsequent purchase of particular securities and has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available.


SALE OF FUTURES. The Investment Manager may sell a currency futures contract to hedge against an anticipated decline in foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities denominated in such currency, or may sell a currency futures contract in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern or correlation between the two currencies.

PURCHASE OF PUT OPTIONS ON FUTURES. The purchase of a put option on a currency futures contract is analogous to the purchase of a put on a currency, where an absolute level of protection from price fluctuation is sought below which no additional economic loss would be incurred by the Fund.

PURCHASE OF CALL OPTIONS ON FUTURES. The purchase of a call option on a currency futures contract represents a means of obtaining temporary exposure to favorable currency exchange rate movements with risk limited to the premium paid for the call option. It is analogous to the purchase of a call option on a currency, which can be used as a substitute for a position in the currency itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or to the price of the underlying currency itself, the call option may be less risky, because losses are limited to the premium


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paid for the call option, when compared to the ownership of the underlying currency. Like the purchase of a currency futures contract, the Fund would purchase a call option on a currency futures contract to hedge against an unfavorable movement in exchange rates.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES AND FUTURES OPTIONS. When purchasing a futures contract, the Fund will maintain with its custodian cash, U.S. Government securities, or other liquid debt or equity securities that, when added to the amounts deposited with its custodian or an FCM as margin, are equal to the market value of the futures contract. Alternatively, the Fund may cover its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. The Fund may not purchase or sell futures contracts or purchase futures options if, immediately thereafter, more than 30% of the value of its net assets would be hedged. In addition, the Fund may not purchase or sell futures or purchase futures options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for futures options would exceed 5% of the market value of the Fund's total assets.

TAX TREATMENT. The extent to which the Fund may engage in futures and futures option transactions may be limited by the requirements of the Code for qualification as a regulated investment company and the Fund's intention to continue to qualify as such. See Dividends, Distributions and Taxes.

REGULATORY MATTERS. The Company has filed a claim of exemption from registration of the Fund as a commodity pool with the Commodity Futures Trading Commission (the "CFTC"). The Fund intends to conduct its futures trading activity in a manner consistent with that exemption. The Investment Manager is registered with the CFTC as both a Commodity Pool Operator and as a Commodity Trading Advisor.

DEBT SECURITIES

The Fund may purchase debt obligations, which may be rated below investment grade by Standard & Poor's, Moody's Investors Service ("Moody's") or other rating organizations, or may be unrated. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.


U.S. Government obligations include obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities, by the right of the issuer to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, or only by the credit of the agency or instrumentality.

PREFERRED STOCKS

The Fund may purchase preferred stocks. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid prior to payment of dividends on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of


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preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

INVESTMENT IN ILLIQUID SECURITIES

The Fund may purchase illiquid securities. The Investment Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: the listing of the security on an exchange or national market system; the frequency of trading in the security; the number of dealers who publish quotes for the security; the number of dealers who serve as market makers for the security; the apparent number of other potential purchasers; and the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer).

CASH-EQUIVALENT INVESTMENTS

Other than as described below under Investment Restrictions, the Fund is not restricted with regard to the types of cash-equivalent investments it may make. When the Investment Manager believes that such investments are an appropriate part of the Fund's overall investment strategy, the Fund may hold or invest, for investment purposes, a portion of its assets in any of the following, denominated in U.S. dollars, foreign currencies, or multinational currency units: cash; short-term U.S. or foreign government securities; commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's; certificates of deposit or other deposits of banks deemed creditworthy by the Investment Manager pursuant to standards adopted by the Company's Board of Directors; time deposits; bankers' acceptances; and repurchase agreements related to any of the foregoing. In addition, for temporary defensive purposes under abnormal market or economic conditions, the Fund may invest up to 100% of its assets in such cash-equivalent investments.


A certificate of deposit is a short-term obligation of a commercial bank. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. A repurchase agreement involves a transaction by which an investor (such as the Fund) purchases a security and simultaneously obtains the commitment of the seller (a member bank of the Federal Reserve System or a securities dealer deemed creditworthy by the Investment Manager pursuant to standards adopted by the Company's Board of Directors) to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of Purchase.

DIVERSIFICATION

The Fund is "diversified" within the meaning of the 1940 Act. In order to qualify as diversified, the Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).

PORTFOLIO TURNOVER

The Fund may invest in securities on either a long-term or short-term basis. The Fund may invest with the expectation of short-term capital appreciation if the Investment Manager believes that such action will

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benefit the Fund's stockholders. The Fund also may sell securities that have been held on a short-term basis if the Investment Manager believes that circumstances make the sale of such securities advisable. This may result in a taxable stockholder paying higher income taxes than would be the case with investment companies emphasizing the realization of long-term capital gains. Because the Investment Manager will purchase and sell securities for the Fund's portfolio without regard to the length of the holding period for such securities, it is possible that the Fund's portfolio will have a higher turnover rate than might be expected for investment companies that invest substantially all of their funds for long-term capital appreciation or generation of current income. Securities in the Fund's portfolio will be sold whenever the Investment Manager believes it is appropriate to do so, regardless of the length of time that securities have been held, and securities may be purchased or sold for short-term profits whenever the Investment Manager believes it is appropriate or desirable to do so. Turnover will be influenced by sound investment practices, the Fund's investment objective, and the need for funds for the redemption of the Fund's shares.


For example, a 125% portfolio turnover rate would occur if the value of purchases or sales of portfolio securities whichever is less) by the Fund for a year (excluding purchases of U.S. Treasury issues and securities with a maturity of one year or less) were equal to 125% of the average monthly value of the securities held by the Fund during such year. As a result of the manner in which turnover is measured, a high turnover rate could also occur during the first year of the Fund's operations, and during periods when the Fund's assets are growing or shrinking.

INVESTMENT RESTRICTIONS

In making purchases within the foregoing policies, the Fund and the Investment Manager will be subject to all of the restrictions referred to under "Investment Restrictions". If a percentage restriction on the Fund's investment or utilization of assets set forth above or under "Investment Restrictions" is adhered to at the time the investment is made, a later change in percentage resulting from changing value or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions. The Fund may exchange securities, exercise conversions or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions.

                         __________________________________

                         INVESTMENT AND RISK CONSIDERATIONS
                         __________________________________


INVESTMENTS IN FOREIGN SECURITIES GENERALLY

Investments in foreign equity securities may offer investment opportunities and potential benefits not available from investments solely in securities of U.S. issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the Investment Manager, to offer better opportunity for long-term capital appreciation than investments in securities of U.S. issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. stock markets.

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At the same time, however, investing in foreign equity securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar, and a change in the exchange rate of one or more foreign currencies could reduce the value of certain portfolio securities. Currency exchange rates may fluctuate significantly over short periods of time, and are generally determined by the forces of supply and demand and other factors beyond the Fund's control. Changes in currency exchange rates may, in some circumstances, have a greater effect on the market value of a security than changes in the market price of the security. To the extent that a substantial portion of the Fund's total assets is denominated or quoted in the currency of a foreign country, the Fund will be more susceptible to the risk of adverse economic and political developments within that country. As discussed above, the Fund may employ certain investment techniques to hedge its foreign currency exposure; however, such techniques also entail certain risks.

In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Furthermore, with respect to certain foreign countries, the possibility exists of expropriation, nationalization, revaluation of currencies, confiscatory taxation, and limitations on foreign investment and the use or removal of funds or other assets of the Fund, including the withholding of dividends and limitations on the repatriation of currencies. The Fund may also experience difficulties or delays in obtaining or enforcing judgments. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities.

Foreign equity securities may be traded on an exchange in the issuer's country, an exchange in another country, or over-the-counter in one or more countries. Most foreign securities markets, including over-the-counter markets, have substantially less volume than U.S. securities markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, there is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct and complete such transactions. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell that security, could result in possible liability of the Fund to the purchaser. Delays in settlement could adversely affect the Fund's ability to implement its investment strategies and to achieve its investment objective.

In addition, the costs associated with transactions in securities traded on foreign markets or of foreign issuers, and the expense of maintaining custody of such securities with foreign custodians, generally are higher than the costs associated with transactions in U.S. securities on U.S. markets. Investments in foreign securities may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, the expense of maintaining securities with foreign custodians and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

Investment in debt obligations of supranational organizations involves additional risks. Such organizations' debt obligations generally are not guaranteed by their member governments, and payment depends on their financial solvency and/or the willingness and ability of their member governments to support their obligations. Continued support of a supranational organization by its government members is subject to a variety of political, economic and other factors, as well as the financial performance of the organization.

EMERGING MARKET SECURITIES

There are special risks associated with investments in securities of companies organized or headquartered in developing countries with emerging markets that are in addition to the usual risks of investing in securities of issuers located in developed foreign markets around the world, and investors in the Fund are strongly advised to consider those risks carefully. The securities markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. As a result, the prices of emerging market securities may increase or decrease much more rapidly and much more dramatically than the prices of securities of issuers located in developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries in which they trade. In addition, custodial services and other costs related to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Fund's investment returns from such securities.

In many cases, governments of emerging market countries continue to exercise a significant degree of control over the economies of such countries, and government actions relative to the economy, as well as economic developments generally, also may have a major effect on an issuer's prospects. In addition, certain of such governments have in the past failed to recognize private property rights and have at times naturalized or expropriated the assets of private companies. There is also a heightened possibility of confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. As a result, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss with respect to any of its holdings. In addition, political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability of additional investments in those countries.

INVESTMENTS IN SMALLER COMPANIES

Investment by the Fund in the securities of companies with market capitalizations below $1 billion involves greater risk and the possibility of greater portfolio price volatility than investing in larger capitalization companies. For example, smaller capitalization companies may have less certain growth prospects, and may be more sensitive to changing economic conditions, than large, more established companies. Moreover, smaller capitalization companies often face competition from larger or more established companies that have greater resources. In addition, the smaller capitalization companies in which the Fund may invest may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. Furthermore, securities of such companies are often less liquid than securities of larger companies, and may be subject to erratic or abrupt price movements. To dispose of these securities, the Fund may have to sell them over an extended period of time below the original purchase price.

DEPOSITARY RECEIPTS


In many respects, the risks associated with investing in depositary receipts are similar to the risks associated with investing in foreign equity securities directly. In addition, to the extent that the Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depositary receipts to issue and service depositary receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings, involving the foreign issuer in a timely manner.


The information available for American Depositary Receipts ("ADRs") sponsored by the issuers of the underlying securities is subject to the accounting, auditing, and financial reporting standards of the domestic market or exchange on which they are traded, which standards generally are more uniform and more exacting than those to which many non-domestic issuers may be subject. However, some ADRs are sponsored by persons other than the issuers of the underlying securities. Issuers of the stock on which such ADRs are based are not obligated to disclose material information in the United States. The information that is available concerning the issuers of the securities underlying European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts
("IDRs") may be less than the information that is available about domestic issuers, and EDRs, GDRs and IDRs may be traded in markets or on exchanges that have lesser standards than those applicable to the markets for ADRs.

A depositary receipt will be treated as an illiquid security for purposes of the Fund's restriction on the purchases of such securities unless the depositary receipt is convertible into cash by the Fund within seven days.

CONVERTIBLE SECURITIES

Investment in convertible securities involves certain risks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying stock). If the conversion value is low relative to the investment value, the price of the convertible security will be governed principally by its yield, and thus may not decline in price to the same extent as the underlying stock; to the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be influenced increasingly by its conversion value. A convertible security held by the Fund may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security, in which event the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

JUNK BOND CONSIDERATIONS.

The Fund may invest up to 5% of its total assets in debt securities rated below "Baa" by Moody's, below "BBB" by S&P, or below investment grade by other recognized rating agencies, or in unrated securities determined by the Investment Manager to be of comparable quality, if the Investment Manager believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings or the lack thereof. Securities rated below "Baa" or "BBB" or equivalent ratings, commonly referred to as "junk bonds," are subject to greater risk of loss of income and principal than higher-rated bonds and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions or rising interest rates. Junk bonds are also generally considered to be subject to greater market risk in times of deteriorating economic conditions, and to wider market and yield fluctuations, than higher-rated securities. Junk bonds may also be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The market for such securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Fund may experience difficulty in valuing such securities and, in turn, its assets. In addition, adverse publicity and investor perceptions about junk bonds, whether or not based on fundamental analysis, may tend to decrease the market value and liquidity of such securities.

Legislation has been and could be adopted limiting the use, or tax and other advantages, of junk bonds which could adversely affect their value. Under the Financial Institutions Reform, Recovery, and Enforcement Act of 1989, for example, federally insured savings and loan associations were required to divest their investments in non-investment grade corporate debt securities by July 1, 1994. Such legislation could have a material adverse effect on the market for, and prices of, such securities.

The Investment Manager will try to reduce the risk inherent in the Fund's investment in such securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated bonds, the Investment Manager's research and credit analysis are a correspondingly more important aspect of its program for managing the Fund's investments in such debt securities. The Investment Manager will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, or has improved or is expected to improve in the future.


Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, the Investment Manager will also monitor issuers of such securities to determine if such issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure their liquidity.

FUTURES TRANSACTIONS

There are several risks in connection with the use of futures in the Fund as a hedging device. One risk arises because the correlation between movements in the price of the future and movements in the price of the currencies which are the subject of the hedge is not always perfect. The price of the future acquired by the Fund may move more than, or less than, the price of the currencies being hedged. If the price of the future moves less than the price of the currencies which are the subject of the hedge, the hedge will not be fully effective but, if the price of the currencies being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the currencies being hedged has moved in a favorable direction, this advantage will be partially offset by movement in the value of the future. If the price of the future moves more than the price of the currencies, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the currencies which are the subject of the hedge.

To compensate for the imperfect correlation of movements in the price of currencies being hedged and movements in the price of the futures, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of currencies being hedged, if the historical volatility of the price of such currencies has been greater than the historical volatility of the currencies. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the currencies being hedged is less than the historical volatility of the currencies.

Because of the low margins required, futures trading involves a high degree of leverage. As a result, a relatively small investment in a futures contract by the Fund may result in immediate and substantial loss, as well as gain, to the Fund. A purchase or sale of a futures contract may result in losses in excess of the initial margin for the futures contract. However, the Fund would have sustained comparable losses if, instead of the futures contract, it had invested in the underlying currencies and sold the instrument after the decline.

When futures are purchased by the Fund to hedge against a possible unfavorable movement in a currency exchange rate before the Fund is able to invest its cash (or cash equivalents) in stock in an orderly fashion, it is possible that the currency exchange rate may move in a favorable manner instead. If the Fund then decides not to invest in stock at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.


In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the currencies which are the subject of a hedge, the price of futures contracts may not correlate perfectly with movement in the currency due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions. This practice could distort the normal relationship between the currency and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market may be less onerous than margin requirements in the currency market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the currency and movements in the price of currency futures, a correct forecast of general currency trends by the Investment Manager still may not result in a successful hedging transaction over a very short time frame.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond the limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.

Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in loss to the Fund when the use of a futures contract would not, such as when there is no movement in the level of an index. In addition, daily changes in the value of the option due to changes in the value of the underlying futures contract are reflected in the net asset value of the Fund.

The Fund will only enter into futures contracts or purchase futures options that are standardized and traded in a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. However, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures contract or futures option or at any particular time. In such event, it may not be possible to close a futures position, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In the event futures contracts have been used to hedge currencies, an increase in the price of the currencies, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the currency will, in fact, correlate with the movements in the futures contract and thus provide an offset to losses on a futures contract.

Successful use of futures by the Fund for hedging purposes is subject to the Investment Manager's ability to predict correctly movements in the direction of the currency markets. The Investment Manager has been actively engaged in the provision of investment supervisory services for institutional and individual accounts since 1970, but the skills required for the successful use of futures and options on futures are different from those needed to select portfolio securities, and the Investment Manager has limited prior experience in the use of futures or options techniques in the management of assets under its supervision.

OTHER RISK CONSIDERATIONS

Investment in illiquid securities involves potential delays on resale as well as uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might not be able to dispose of such securities promptly or at reasonable prices.

A number of transactions in which the Fund may engage are subject to the risks of default by the other party of the transaction. If the seller of securities pursuant to a repurchase agreement entered into by the Fund defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. If bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Fund may be delayed or limited. Similarly, when the Fund engages in when-issued, reverse repurchase, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade; failure of the other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price the Investment Manager believed to be advantageous. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

                      __________________________________

                           INVESTMENT RESTRICTIONS
                      __________________________________


FUNDAMENTAL POLICIES

The Fund has adopted certain investment restrictions that are fundamental policies and that may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The "vote of a majority of the outstanding voting securities" of the Fund, as defined in Section 2(a)(42) of the 1940 Act, means the vote of (i) 67% or more of the voting securities of the Fund present at any meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. These restrictions provide that the Fund may not:

1. Invest more than 25% the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities);

2. Acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;

3. Invest in companies for the purpose of exercising control or management;

4. Borrow money, except from banks to meet redemption requests or for temporary or emergency purposes; provided that borrowings for temporary or emergency purposes other than to meet redemption requests shall not exceed 5% of the value of its total assets; and provided further that total borrowings shall be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). For purposes of the foregoing limitations, reverse repurchase agreements and other borrowing transactions covered by segregated accounts are considered to be borrowings. The Fund will not mortgage, pledge, hypothecate, or in any other manner transfer as security for an indebtedness any of its assets. This investment restriction shall not prohibit the Fund from engaging in futures contracts, futures options, forward foreign currency exchange transactions, and currency options;

5. Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

6. Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds
   10% of the value of the Fund's total assets:

7. Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities, or invest more than 15% of the value of its net assets in securities that are illiquid;

8. Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Company, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 10% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders;

9. Purchase portfolio securities from or sell portfolio securities to the officers, directors, or other "interested persons" (as defined in the 1940
   Act) of the Company, other than otherwise unaffiliated broker-dealers;

10. Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts in accordance with the applicable rules of the CFTC. The Fund has no current intention of entering into commodities contracts except for currency futures and futures options;

11. Issue senior securities, except that the Fund may borrow money as permitted by restriction 4 above. This restriction shall not prohibit a Fund from engaging in short sales, options, futures and foreign currency transactions; and

12. Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

OPERATING POLICIES

The Fund has adopted certain investment restrictions that are not fundamental policies and may be changed by the Company's Board of Directors without approval of the Fund's outstanding voting securities. These restrictions provide that the Fund may not:

1. participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Manager to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account).

The Fund also is subject to other restrictions under the 1940 Act; however, the registration of the Company under the 1940 Act does not involve any supervision by any federal or other agency of the Company's management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.

                        __________________________________

                        EXECUTION OF PORTFOLIO TRANSACTIONS
                        __________________________________


The Investment Manager, subject to the overall supervision of the Company's Board of Directors, makes the Fund's investment decisions and selects the broker or dealer to be used in each specific transaction using its best judgment to choose the broker or dealer most capable of providing the services necessary to obtain the best execution of that transaction. In seeking the best execution of a transaction, the Investment Manager evaluates a wide range of criteria including any or all of the following: the broker's commission rate, promptness, reliability and quality of executions, trading expertise, positioning and distribution capabilities, back-office efficiency, ability to handle difficult trades, knowledge of other buyers and sellers, confidentiality, capital strength and financial stability, and prior performance in serving the Investment Manager and its clients and other factors affecting the overall benefit to be received in the transaction. When circumstances relating to a proposed transaction indicate that a particular broker is in a position to obtain the best execution, the order is placed with that broker. This may or may not be a broker that has provided investment information and research services to the Investment Manager. Such investment information may include, among other things, a wide variety of written reports or other data on the individual companies and industries; data and reports on general market or economic conditions; information concerning pertinent federal and state legislative and regulatory developments and other developments that could affect the value of actual or potential investments; companies in which the Investment Manager has invested or may consider investing; attendance at meetings with corporate management personnel, industry experts, economists, government personnel, and other financial analysts; comparative issuer performance and evaluation and technical measurement services; subscription to publications that provide investment-related information; accounting and tax law interpretations; availability of economic advice; quotation equipment and services; execution measurement services; market-related and survey data concerning the products and services of an issuer and its competitors or concerning a particular industry that are used in reports prepared by the Investment Manager to enhance its ability to analyze an issuer's financial condition and prospects; and other services provided by recognized experts on investment matters of particular interest to the Investment Manager. In addition, the foregoing services may include the use of or be delivered by computer systems whose hardware and/or software components may be provided to the Investment Manager as part of the services. In any case in which information and other services can be used for both research and non-research purposes, the Investment Manager makes an appropriate allocation of those uses and pays directly for that portion of the services to be used for non-research purposes.


Subject to the requirement of seeking the best execution, the Investment Manager may, in circumstances in which two or more brokers are in a position to offer comparable execution, give preference to a broker or dealer that has provided investment information to the Investment Manager. In so doing, the Investment Manager may effect securities transactions which cause the Fund to pay an amount of commission in excess of the amount of commission another broker would have charged. In electing such broker or dealer, the Investment Manager will make a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage services and research and investment information received, viewed in terms of either the specific transaction or the Investment Manager's overall responsibility to the accounts for which the Investment Manager exercises investment discretion. The Investment Manager continually evaluates all commissions paid in order to ensure that the commissions represent reasonable compensation for the brokerage and research services provided by such brokers. Such investment information as is received from brokers or dealers may be used by the Investment Manager in servicing all of its clients (including the Fund) and it is recognized that the Fund may be charged commission paid to a broker or dealer who supplied research services not utilized by the Fund. However, the Investment Manager expects that the Fund will benefit overall by such practice because it is receiving the benefit of research services and the execution of such transactions not otherwise available to it without the allocation of transactions based on the recognition of such research services.


Subject to the requirement of seeking the best execution, the Investment Manager may also place orders with brokerage firms that have sold shares of the Fund. The Investment Manager has made and will make no commitments to place orders with any particular broker or group of brokers. It is anticipated that a substantial portion of all brokerage commissions will be paid to brokers who supply investment information to the Investment Manager.


The Fund may in some instances invest in foreign and/or U.S. securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market or fourth market. When transactions are executed in the over-the-counter market or the third or fourth market, the Investment Manager will seek to deal with the counterparty that the Investment Manager believes can provide the best execution, whether or not that counterparty is the primary market maker for that security.


As noted below, the Investment Manager is an affiliate of Dresdner. Dresdner Kleinwort Benson North America LLC ("Dresdner Kleinwort Benson") and other Dresdner subsidiaries may be broker-dealers (collectively, the "Dresdner Affiliates"). The Investment Manager believes that it is in the best interests of the Fund to have the ability to execute brokerage transactions, when appropriate, through the Dresdner Affiliates. Accordingly, the Investment Manager intends to execute brokerage transactions on behalf of the Fund through the Dresdner Affiliates, when appropriate and to the extent consistent with applicable laws and regulations, including federal banking laws.


In all such cases, the Dresdner Affiliates will act as agent for the Fund, and the Investment Manager will not enter into any transaction on behalf of the Fund in which a Dresdner Affiliate is acting as principal for its own account. In connection with such agency transactions, the Dresdner Affiliates will receive compensation in the form of a brokerage commission separate from the Investment Manager's management fee. It is the Investment Manager's policy that such commissions be reasonable and fair when compared to the commissions received by other brokers in connection with comparable transactions involving similar securities and that the commissions paid to a Dresdner Affiliate be no higher than the commissions paid to that broker by any other similar customer of that broker who receives brokerage and research services that are similar in scope and quality to those received by the Fund.


The Investment Manager performs investment management and advisory services for various clients, including other registered investment companies, and pension, profit-sharing and other employee benefit plans. In many cases, portfolio transactions for the Fund may be executed in an aggregated transaction as part of concurrent authorizations to purchase or sell the same security for numerous accounts served by the Investment Manager, some of which accounts may have investment objectives similar to those of the Fund. The objective of aggregated transactions is to obtain favorable execution and/or lower brokerage commissions, although there is no certainty that such objective will be achieved. Although executing portfolio transactions in an aggregated transaction potentially could be either advantageous or disadvantageous to any one or more particular accounts, aggregated transactions in which the Fund participates will be effected only when the Investment Manager believes that to do so will be in the best interest of the Fund, and the Investment Manager is not obligated to aggregate orders into larger transactions. These orders generally will be averaged as to price. When such aggregated transactions occur, the objective will be to allocate the executions in a manner which is deemed fair and equitable to each of the accounts involved over time. In making such allocation decisions, the Investment Manager will use its business judgment and will consider, among other things, any or all of the following: each client's investment objectives, guidelines, and restrictions, the size of each client's order, the amount of investment funds available in each client's account, the amount already committed by each client to that or similar investments, and the structure of each client's portfolio. Although the Investment Manager will use its best efforts to be fair and equitable to all clients, including the Fund, there can be no assurance that any investment will be proportionately allocated among clients according to any particular or predetermined standard or criteria.

                    __________________________________

                        DIRECTORS AND OFFICERS
                    __________________________________


The names and addresses of the directors and officers of the Company and their principal occupations and certain other affiliations during the past five years are given below. Unless otherwise specified, the address of each of the following persons is Four Embarcadero Center, San Francisco, California 94111.

DEWITT F. BOWMAN, Chairman and Director. Mr. Bowman is a Principal of Pension Investment Consulting, with which he has been associated since February 1994. From February 1989 to January 1994 he was Chief Investment Officer for California Public Employees Retirement System, a public pension fund. He serves as a director of RREEF America REIT, Inc., the Wilshire Target Funds and a trustee of Brandes Investment Trust and Pacific Gas and Electric Nuclear Decommissioning Trust. He also serves as a director of Dresdner RCM Capital Fund, Inc. ("Capital Fund").

PAMELA A. FARR, Director. Ms. Farr is a partner in Best & Co. LLC - a manufacturer and retailer of children's clothing and accessories. From 1991 to 1994, she was President of Banyan Homes, Inc., a real estate development and construction firm; for eight years she was a management consultant for McKinsey & Company, where she served a variety of Fortune 500 companies in all aspects of strategic management and organizational structure. She also serves as a director of Capital Funds.

FRANK P. GREENE, Director. Mr. Greene is a partner and portfolio manager of Wood Island Associates, Inc., a registered investment adviser, with which he has been associated since August 1991. From November 1987 to August 1991, he was a Senior Vice President and Portfolio Manager of Siebel Capital Management, Inc., a registered investment adviser. He also serves as a director of Capital Funds.

GEORGE G.C. PARKER, Director. Mr. Parker is Associate Dean for Academic Affairs, and Director of the MBA Program and Dean Witter Professor of Finance at the Graduate School of Business at Stanford University, with which he has been associated since 1973. Mr. Parker has served on the Board of Directors of the California Casualty Group of Insurance Companies since 1977; BB&K Holdings, Inc., a holding company for financial services companies, since 1980; H. Warshow & Sons, Inc., a manufacturer of specialty textiles, since 1982; Zurich Reinsurance Centre, Inc., a large reinsurance underwriter, since 1994; and Continental Airlines, since 1996. Mr. Parker served on the Board of Directors of the University National Bank & Trust Company from 1986 to 1995. He also serves as a director of Capital Funds.

RICHARD W. INGRAM, President, Treasurer and Chief Financial Officer. Mr. Ingram is Executive Vice President and Director of Client Services and Treasury Administration of Funds Distributor, Inc., ("FDI"), the ultimate parent of which is Boston Institutional Group, Inc. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company. He is also President, Treasurer and Chief Financial Officer of Capital Funds; President, Chief Financial Officer and Assistant Treasurer of RCM Strategic Global Government Fund, Inc.; and an officer of certain investment companies distributed or administered by FDI. His address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


ELIZABETH A. KEELEY, Vice President and Assistant Secretary. Ms. Bachman is Vice President and Senior Counsel of FDI, with which she has been associated since September 1994. Since September 1995 to present, she has also served as Counsel to Premier Mutual Fund Services, Inc. Prior to September 1995, she was enrolled at Fordham University School of Law and received her J.D. in May 1995. Prior to September 1992, Ms. Bachman was an Assistant at the National Association for Public Interest Law. She is also Vice President and Assistant Secretary of Capital Funds and RCS, and an officer of certain investment companies advised or administrated by Dreyfus, Waterhouse, Harris, Montgomery and Morgan Guaranty. Her address is 200 Park Avenue, 45th Floor, New York, New York 10166.


GARY S. MACDONALD, Vice President and Assistant Treasurer. Mr. MacDonald is vice President of FDI, with which he has been associated since November 1996. From September 1992 to November 1996, he was Vice President of BayBanks Investment Management/BayBanks Financial Services; and from April 1989 to September 1992 he was an analyst at Wellington Management Company. He is also Vice President and Assistant Treasurer of Capital funds and RCS. His address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


DOUGLAS C. CONROY, Vice President and Assistant Treasurer. Mr. Conroy is Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI since April 1997. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, Mr. Conroy was employed as a Fund Accountant at The Boston Company, Inc. He is also Assistant Treasurer of Capital Funds and an officer of certain investment companies distributed or administered by FDI. His address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


KAREN JACOPPO-WOOD, Assistant Secretary. Ms. Jacoppo-Wood is a Vice President and Counsel of FDI, with which she has been associated since January 1996. From June 1994 to January 1996, she was a Manager of SEC Registration for Scudder, Stevens & Clark, Inc. From 1988 to May 1994, she was Senior Paralegal at The Boston Company Advisors, Inc. She is also an Assistant Secretary of Capital Funds, and an officer of certain investment companies advised or administrated by Waterhouse, Harris, Montgomery and Morgan Guaranty. Her address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

MARY A. NELSON, Assistant Treasurer. Ms. Nelson is the Manager of Treasury, Services and Administration and Operations for FDI, with which she has been associated since 1994. From 1989 to 1994, she was an Assistant Vice President and Client Manager for The Boston Company. She is also Assistant Treasurer of Capital Funds, and an officer of certain investment companies advised or administered by Waterhouse, Harris, Montgomery and Morgan Guaranty. Her address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

It is presently anticipated that regular meetings of the Company's Board of Directors will be held on a quarterly basis. The Company's Audit Committee, whose present members are DeWitt F. Bowman and Frank P. Greene, meets with the Company's independent accountants to change views and information and to assist the full Board in fulfilling its responsibilities relating to corporate accounting and reporting practices. Each director of the Company receives a fee of $1,000 per year plus $500 for each Board meeting attended, and is reimbursed for travel and other expenses incurred in connection with attending Board meetings.

The following table sets forth the aggregate compensation paid by the Company for the fiscal year ending December 31, 1996, to the Directors and the aggregate compensation paid to the Directors for service on the Company's Board and that of all other funds in the "Company complex" as defined in
Schedule 14A under the Securities Exchange Act of 1934):


                                                Pension or
                                                 Retirement          Estimate      Total Compensation
                            Aggregate         Benefits Accrued        Annual       from Company and
                           Compensation         as Part of         Benefits Upon   Company Complex
Name                       from Company       Company Expenses      Retirement     Paid to Director (1)
_______________________________________________________________________________________________________


DeWitt F. Bowman            $15,000            None                   N/A             $33,000

Pamela A. Farr (2)          $ 9,000            None                   N/A             $27,000

Thomas S. Foley (2)         $ 8,000            None                   N/A             $23,000

Frank P. Greene             $14,000            None                   N/A             $32,000

George G.C. Parker (2)      $ 9,000            None                   N/A             $27,000
_____________________

(1) During the fiscal year ended December 31, 1996, there were seven funds in the Company complex.
(2) Elected as a Director on May 28, 1996.

As of December 31, 1996, no Director or officer of the Company was a beneficial owner of any shares of the outstanding Common Stock of any series of the Company.

                               __________________________________

                                   THE INVESTMENT MANAGER
                               __________________________________


The Company's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved various contracts for various financial organizations to provide, among other things, day to day management services required by the Fund. The Company, on behalf of each Fund, has retained as the Fund's investment manager and administrator Dresdner RCM Global Investors LLC, a Delaware limited liability company with principal offices at Four Embarcadero Center, San Francisco, California 94111. The Investment Manager is actively engaged in providing investment supervisory services to institutional and individual clients, and is registered under the Investment Advisers Act of 1940. The Investment Manager was established in April 1996, as the successor to the business and operations of RCM Capital Management, a California Limited Partnership, which, with its predecessors, has been in operation since 1970.


The Investment Manager is a wholly owned subsidiary of Dresdner, an international banking organization with principal executive offices located at Gallunsanlage 7, 60041 Frankfurt, Germany. With total consolidated assets as of December 31, 1996, of DM 561 billion ($388 billion), and approximately 1,600 offices and 45,000 employees in over 60 countries around the world, Dresdner is the world's fourteenth largest bank. Dresdner provides a full range of banking services, including traditional lending activities, mortgages, securities, project finance and leasing, to private customers and financial and institutional clients. In the United States, Dresdner maintains branches in New York and Chicago and an agency in Los Angeles. As of the date of this Prospectus, the members of the Board of Managers of the Investment Manager are William L. Price (Chairman), Gerhard Ebersdadt, Michael J. Apatoff, George N. Fugelsang, Joachim Madler, Jeffrey S. Rudsten, William S. Stack, Kenneth B. Weeman, Jr., and Eamonn F. Dolan.

Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, prohibit certain banking entities, such as Dresdner, from sponsoring, organizing, controlling or distributing the shares of a registered investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities. However, banks and their affiliates generally can act as adviser to an investment company and can purchase shares of an investment company as agent for and upon the order of customers. The Investment Manager believes that it may perform the services contemplated by the investment management agreement without violating these banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of current requirements, could prevent the Investment Manager from continuing to perform investment management services for the Company.

Pursuant to an agreement among RCM Limited L.P. ("RCM Limited"), the Investment Manager, and Dresdner, RCM Limited manages, operates and makes all decisions regarding the day-to-day business and affairs of the Investment Manager, subject to the oversight of the Board of Managers. RCM Limited is a California limited partnership consisting of 37 limited partners and one general partner, RCM General Corporation, a California corporation ("RCM General"). Twenty-four of the limited partners of RCM Limited are also principals of the Investment Manager, and the shareholders of RCM General. As of the date of this Prospectus, the following persons are limited partners of RCM Limited and shareholders of RCM General: William L. Price, Michael J. Apatoff, Eamonn F. Dolan, John D.

Leland, Jr., Jeffrey S. Rudsten, William S. Stack, Kenneth B. Weeman, Jr., Anthony Ain, Donna L. Avedisian, John L. Bernard, Huachen Chen, Jacqueline M. Cormier, G. Nicholas Farwell, Joanne L. Howard, Stephen Kim, John A. Kriewall, Allan C. Martin, Andrew H. Massie, Jr., Melody L. McDonald, Lee N. Price, Walter C. Price, Jr., Gary B. Sokol, Andrew C. Whitelaw, and Jeffrey
J. Wiggins.


The Investment Manager provides the Fund with services pursuant to an Investment Management Agreement, Power of Attorney and Service Agreement (the "Management Agreement") and an Administration Agreement, each dated as of December 30, 1997. The Investment Manager provides various administrative services, and supervises the Fund's daily business affairs, subject to the authority of the Board of Directors. The Investment Manager is also the investment manager for each series of Dresdner RCM Capital Funds, Inc., an open-end management investment company consisting of three series, and RCM Strategic Global Government Fund, Inc. and The Emerging Germany Fund, Inc., closed-end management investment companies. The Investment Manager also acts as sub-adviser to Bergstrom Capital Corporation, a closed-end management investment company.


The Management Agreement with respect to the Fund was approved by the stockholders of the Fund as of December 30, 1997, and by the unanimous vote of the Company's Board of Directors on March 24, 1997, and will continue in effect until December 30, 1999. The Management Agreement may be renewed from year-to-year after its initial term, provided that any such renewals have been specifically approved at least annually by (i) a majority of the Company's Board of Directors, including a majority of the Directors who are not parties to the Management Agreement or interested persons of any such person, cast in person at a meeting called for the purpose of voting on such approval, or (ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund and the vote of a majority of the Directors who are not parties to the contract or interested persons of any such party.


The Fund has, under the Management Agreement, assumed the obligation for payment of all of its ordinary operating expenses, including: (a) brokerage and commission expenses, (b) federal, state, or local taxes incurred by, or levied on, the Fund, (c) interest charges on borrowings, (d) charges and expenses of the Fund's custodian, (e) investment advisory fees (including fees payable to the Investment Manager under the Management Agreement), (f) legal and audit fees, (g) SEC and "Blue Sky" registration expenses, and (h) compensation, if any, paid to officers and employees of the Company who are not employees of the Investment Manager or Investment Manager (see Directors and Officers). The Investment Manager is responsible for all of its own expenses in providing services to the Fund. Expenses attributable to the Fund are charged against the assets of the Fund.

The Investment Manager has voluntarily agreed to limit the Fund's expenses as described in its Prospectus. In subsequent years, the Fund has agreed to reimburse the Investment Manager for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. This obligation will not be recorded on the books of the Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of the Fund fall below the expense cap, the reimbursement to the Investment Manager will be accrued by the Fund as a liability.

The Management Agreement provides that the Investment Manager will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Manager's reckless disregard of its duties and obligations under the Management Agreement. The Company has agreed to indemnify the

Investment Manager against liabilities, costs and expenses that the Investment Manager may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Manager in connection with the performance of its duties or obligations under the Management Agreement or otherwise as investment manager of the Fund. The Investment Manager is not entitled to indemnification with respect to any liability to the Fund or its stockholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Management Agreement.

The Management Agreement is terminable without penalty on 60 days' written notice by a vote of the majority of the outstanding voting securities of the Fund, by a vote of the majority of the Company's Board of Directors, or by the Investment Manager on 60 days' written notice and will automatically terminate in the event of its assignment (as defined in the 1940 Act).

                        __________________________________

                                 THE DISTRIBUTOR
                        __________________________________

Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109, serves as distributor to the Fund. The Distributor has provided mutual fund distribution services since 1976, and is a subsidiary of Boston Institutional Group, Inc., which provides distribution and other related services with respect to investment products.

DISTRIBUTION AGREEMENT

Pursuant to a Distribution Agreement with the Company, the Distributor has agreed to use its best efforts to effect sales of shares of the various series of the Company, including the Fund, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Fund's Management Agreement discussed above. Pursuant to the Distribution Agreement, the Company has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933.

Pursuant to an Agreement among the Manager, the Company, Capital Funds and the Distributor, the Distributor has also agreed to provide regulatory, compliance and related technical services to the various series of the Company, including the Fund; to provide services with regard to advertising, marketing and promotional activities; and to provide officers to the Company. The Manager is required to reimburse the Company for any fees and expenses of the Distributor pursuant to the Agreement.

                       __________________________________

                                NET ASSET VALUE
                       __________________________________


For purposes of the computation of the net asset value of each share of the Fund, equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Investment Manager to be the primary market for the securities. If there has been no sale on such day, the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as a duly constituted committee of the Company's Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on NASDAQ or similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Company's Board of Directors deems appropriate to reflect their fair market value. Other portfolio securities held by the Fund will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available such securities will be valued by whatever means a duly constituted committee of the Company's Board of Directors deems appropriate to reflect their fair market value.

Futures contracts and related options are valued at their last sale or settlement price as of the close of the exchange on which they are traded or, if no sales are reported, at the mean between the last reported bid and asked prices. All other assets of the Fund will be valued in such manner as a duly constituted committee of the Company's Board of Directors in good faith deems appropriate to reflect their fair market value.

Trading in securities on foreign exchanges and over-the-counter markets is normally completed at times other than the close of the business day in New York. In addition, foreign securities and futures trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Directors determines that a particular event would materially affect net asset value, in which case an adjustment will be made.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of net asset value into U.S. dollars at the spot exchange rates at 12:00 p.m. Eastern time or at such other rates as the Investment Manager may determine to be appropriate in computing net asset value.

Debt obligations with maturities of 60 days or less are valued at amortized cost. The Fund may use a pricing service approved by the Company's Board of Directors to value other debt obligations. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual rating characteristics, indications of value from dealers, and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Investment Manager under the general supervision of the Company's Board of Directors. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations equal fair market value.

                          __________________________________

                          PURCHASE AND REDEMPTION OF SHARES
                           __________________________________


The price paid for purchase and redemption of shares of the Fund is based on the net asset value per share, which is calculated once daily at the close of trading (currently 4:00 P.M. New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Washington's Birthday, Martin Luther King Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The offering price is effective for orders received by State Street Bank and Trust Company (the "Transfer Agent") prior to the time of determination of net asset value. Dealers are responsible for promptly transmitting purchase orders to the Transfer Agent. The Company reserves the right in its sole discretion to suspend the continued offering of the Fund's shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Company and the Fund.

Redemption payments will be made wholly in cash unless the Company's Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Under such circumstances, payment of the redemption price could be made either in cash or in portfolio securities taken at their value used in determining the redemption price (and, to the extent practicable, representing a pro rata portion of each of the portfolio securities held by the Fund), or partly in cash and partly in portfolio securities. Payment for shares redeemed also may be made wholly or partly in the form of a pro rata portion of each of the portfolio securities held by the Fund at the request of the redeeming stockholder, if the Company believes that honoring such request is in the best interests of the Fund. If payment for shares redeemed were to be made wholly or partly in portfolio securities, brokerage costs would be incurred by the stockholder in converting the securities to cash.

                     __________________________________

                   DIVIDENDS, DISTRIBUTIONS AND TAX STATUS
                     __________________________________


Each income dividend and capital gains distribution, if any, declared by the Fund will be reinvested in full and fractional shares based on the net asset value as determined on the payment date for such distributions, unless the stockholder or his or her duly authorized agent has elected to receive all such payments or the dividend or distribution portions thereof in cash. Changes in the manner in which dividend and distribution payments are made may be requested by the stockholder or his or her duly authorized agent at any time through written notice to the Company and will be effective as to any subsequent payment if such notice is received by the Company prior to the record date used for determining the stockholders entitled to such payment. Any dividend and distribution election will remain in effect until the Company is notified by the stockholder in writing to the contrary.

REGULATED INVESTMENT COMPANY. The Company intends to qualify the Fund as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will be treated as a separate fund for tax purposes and thus the provisions of the Code generally applicable to regulated investment companies will be applied to the Fund. In addition, net capital gains, net investment income, and operating expenses will be determined separately for the Fund. By complying with the applicable provisions of the Code, the Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to their stockholders.

To qualify under Subchapter M, the Fund must (i) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or currencies and certain options, futures, forward contracts and foreign currencies; (ii) derive less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months; and
(iii) diversify its holdings so that, at the end of each fiscal quarter, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

In any fiscal year in which the Fund so qualifies and distributes at least 90% of the sum of its investment company taxable income (consisting of net investment income and the excess of net short-term capital gains over net long-term capital losses) and its tax-exempt interest income (if any), it will be taxed only on that portion, if any, of such investment company taxable income and any net capital gain that it retains. The Fund expects to so distribute all of such income and gains on an annual basis, and thus will generally avoid any such taxation.

Even though the Fund qualifies as a "regulated investment company," it may be subject to certain federal excise taxes unless the Fund meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the Fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the Fund pays income tax for the year. The Fund intends to meet these distribution requirements to avoid the excise tax liability.

Stockholders who are subject to federal or state income or franchise taxes will be required to pay taxes on dividends and capital gains distributions they receive from a Fund whether paid in additional shares of the Fund or in cash. To the extent that dividends received by the Fund would qualify for the 70% dividends received deduction available to corporations, the Fund must designate in a written notice to stockholders the amount of the Fund's dividends that would be eligible for this treatment. In order to qualify for the dividends received deduction, a corporate stockholder must hold the Fund shares paying the dividends upon which a dividend received deduction is based for at least 46 days. Stockholders, such as qualified employee benefit plans, who are exempt from federal and state taxation generally would not have to pay income tax on dividend or capital gain distributions. Prospective tax-exempt investors should consult their own tax advisers with respect to the tax consequences of an investment in the Fund under federal, state, and local tax laws.

Investors who purchase shares of the Fund shortly before the record date of a dividend or capital gain distribution will pay full price for those shares ("buying a dividend") and then receive some portion of the price back as a taxable dividend or capital gain distribution.

WITHHOLDING. Under the Code, distributions of net investment income by the Fund to a stockholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign stockholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, whichever is less). Withholding will not apply if a dividend paid by the Fund to a foreign stockholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains to foreign stockholders who are neither U.S. resident aliens nor engaged in a U.S. trade or business are not subject to tax withholding, but in the case of a foreign stockholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. federal income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

SECTION 1256 CONTRACTS. Many of the options, futures contracts and forward contracts entered into by the Fund are "Section 1256 contracts." Any gains or losses on Section 1256 contracts are generally considered 50% long-term and 40% short-term capital gains or losses, although certain foreign currency gains and losses from such contracts may be treated as ordinary income in character. Section 1256 contracts held by the Fund at the end of each taxable year (and for purposes of 4% nondeductible excise tax on October 31 or such other dates as prescribed under the Code) are "marked to market," with the result that unrealized gains or losses are treated as though they were realized.

STRADDLE RULES. Generally, the hedging transactions and other transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle position may be deferred under the straddle rules, rather than being taken into account for the taxable year in which these losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions and options, futures and forward contracts to the Fund are not entirely clear.

Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to stockholders. The Fund may make one or more of the elections available under the Code which are applicable to straddle positions. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules that vary according to elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because the application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to stockholders, and which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions. The qualification rules of Subchapter M may limit the extent to which the Fund will be able to engage in hedging transactions and other transactions involving options, futures contracts or forward contracts.

SECTION 988 GAINS AND LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in foreign currency and on the disposition of certain future contracts, forward contracts and options, gains or losses attributable to fluctuation in the value of foreign currency between the date of acquisition of the debt security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gain or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to stockholders as ordinary income.

FOREIGN TAXES. The Fund may be required to pay withholding and other taxes imposed by foreign countries which would reduce the Fund's investment income, generally at rates from 10% to 40%. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's stockholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, stockholders generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) their pro rata share of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) their pro rata share of foreign taxes in computing their taxable income or to use it (subject to limitations) as a foreign tax credit against their U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a stockholder who does not itemize deductions. Each stockholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will be "pass-through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the stockholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to stockholders of the Fund. With respect to such election, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Stockholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

The foregoing is a general abbreviated summary of present U.S. federal income tax laws and regulations applicable to dividends and distributions by the Fund. Stockholders are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state, and local tax laws and regulations applicable to dividends and distributions received.

                        __________________________________

                               INVESTMENT RESULTS
                        __________________________________


Average total return ("T") of the Fund will be calculated as follows: an initial hypothetical investment of $1000 ("P") is divided by the net asset value of shares of the Fund as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions by the Fund are reinvested at net asset value on the reinvestment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share of the Fund as of the end of the period ("n") to determine ending redeemable value ("ERV"). The ending value divided by the initial investment converted to a percentage equals total return. The formula thus used, as required by the SEC, is:

                                   P(1+T)n = ERV

The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the period.

This formula reflects the following assumptions: (i) all share sales at net asset value, without a sales load reduction from the $1,000 initial investment; (ii) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (iii) complete redemption at the end of any period illustrated. Total return may be calculated for one year, five years, ten years, and for other periods, and will typically be updated on a quarterly basis. The average annual compound rate of return over various periods may also be computed by utilizing ending values as determined above.

In addition, in order more completely to represent the Fund's performance or more accurately to compare such performance to other measures of investment return, the Fund also may include in advertisements and stockholder reports other total return performance data based on time-weighted, monthly-linked total returns computed on the percentage change of the month end net asset value of the Fund after allowing for the effect of any cash additions and withdrawals recorded during the month. Returns may be quoted for the same or different periods as those for which average total return is quoted. The Fund's investment results will vary from time-to-time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses, so that any investment results reported should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Results also should be considered relative to the risks associated with the Fund's investment objective and policies.

                         __________________________________

                          DESCRIPTION OF CAPITAL SHARES
                         __________________________________


Stockholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law or Articles of Incorporation or Bylaws, generally the Company may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Company.

As of the date of this Statement of Additional Information, there were 300,000 outstanding shares of the Fund. As of that date, the following were known to the Company to own of record more than 5% of the Fund's capital stock:



Name and Address of
Beneficial Owner                         Shares Held    % of Shares Outstanding
_______________________________________________________________________________

Clients of Dresdner Bank                  300,000              100%
AG/Investment Management
Institutional Asset Management
Division, Jurgen-Ponto-Platz
60301 Frankfurt, Germany


                        __________________________________

                            ADDITIONAL INFORMATION
                        __________________________________


COUNSEL

Certain legal matters in connection with the capital shares offered by the Prospectus have been passed upon for the Fund by Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071. The validity of the capital stock offered by the Prospectus has been passed upon by Venable, Baetjer and Howard, LLP, 1800 Mercantile Bank & Trust Building, 2 Hopkins Plaza, Baltimore, Maryland 21201. Paul, Hastings, Janofsky & Walker LLP has acted and will continue to act as counsel to the Investment Manager in various matters.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, have been appointed as independent auditors for the Company. Coopers & Lybrand L.L.P. will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns, and consult with the Company as to matters of accounting, regulatory filings, and federal and state income taxation.

LICENSE AGREEMENT

Under a License Agreement dated as of December 11, 1997, the Investment Manager has granted the Company the right to use the "Dresdner RCM" name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company. In addition, the Company has granted the Investment Manager, under certain conditions, the use of any other name it might assume in the future, with respect to any other investment company sponsored by the Investment Manager.

FINANCIAL STATEMENTS

Copies of the Fund's Annual and Semi-Annual Reports to Shareholders will be available, upon request, by calling the Company at (800) 726-7240, or by writing the Company at Four Embarcadero Center, San Francisco, California 94111.

REGISTRATION STATEMENT

The Fund's Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Company's registration statement and related forms as filed with the SEC, certain portions of which are omitted in accordance with rules and regulations of the SEC. The registration statement and related forms may be inspected at the Public Reference Room of the SEC at Room 1024, 450 5th Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates.

Statements contained in the Prospectus or this Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Company's Registration Statement, each such statement being qualified in all respects by such reference.

                                        PART C

                                  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  FINANCIAL STATEMENTS

     None

(b)  EXHIBITS

     1. (a) Articles of Incorporation of Registrant are incorporated herein by reference to Exhibit 1 of Pre-Effective Amendment No.1.

          (b) Articles Supplementary to Articles of Incorporation of Registrant with respect to RCM Global Health Care Fund, RCM Global Small Cap Fund and RCM Large Cap Growth Fund (currently known as Dresdner RCM Global Health Care Fund, Dresdner RCM Global Small Cap Fund and Dresdner RCM Large Cap Growth Fund, respectively), are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 2.

          (c) Articles Supplementary to Articles of Incorporation of Registrant with respect to Dresdner RCM Emerging Markets Fund is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 5.

          (d) Articles Supplementary to Articles of Incorporation of Registrant with respect to Dresdner RCM Biotechnology Fund is filed herein as Exhibit 1(d).

          (e) Articles of Amendment to Articles of Incorporation of Registrant with respect to Dresdner RCM Global Technology Fund, Dresdner RCM Global Health Care Fund, Dresdner RCM Global Small Cap Fund and Dresdner RCM Large Cap Growth Fund, is filed herein as Exhibit 1(e).

     2.   (a)  Bylaws of Registrant are incorporated herein by reference to
               Exhibit 2 of Pre-Effective Amendment No. 2.

          (b) Form of Amendments to Bylaws of Registrant are incorporated herein by reference to Exhibit 2(b) of Post-Effective Amendment No. 3.

     3.   None

     4. (a) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Global Technology Fund (currently known as Dresdner RCM Global Technology Fund), and excerpts from Articles of

               Incorporation and Bylaws, are incorporated herein by reference to
               Exhibit 4 of Pre-Effective Amendment No. 2.

          (b) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Global Health Care Fund (currently known as Dresdner RCM Global Health Care Fund), is incorporated herein by reference to Exhibit 4(b) of Post-Effective Amendment No. 1.

          (c) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Global Small Cap Fund (currently known as Dresdner RCM Global Small Cap Fund), is incorporated herein by reference to Exhibit 4(c) of Post-Effective Amendment No. 1.

          (d) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Large Cap Growth Fund (currently known as Dresdner RCM Large Cap Growth Fund), is incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 1.

          (e) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of Dresdner RCM Emerging Markets Fund, is incorporated herein by reference to Exhibit 4(e) of Post-Effective Amendment No. 2.

          (f) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of Dresdner RCM Biotechnology Fund, is incorporated herein by reference to Exhibit 4(f) of Post-Effective Amendment No. 5.

     5. (a) Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM Global Technology Fund (currently known as Dresdner RCM Global Technology Fund), and RCM Capital Management, L.L.C. (currently known as Dresdner RCM Global Investors LLC), dated as of June 14, 1996, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 1.


          (b) Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM Global Health Care Fund (currently known as Dresdner RCM Global Health Care Fund) and RCM Capital Management, L.L.C. (currently known as Dresdner RCM Global Investors LLC) dated as of December 27, 1996 and Appendix A (Schedule of Fees) dated as of December 30, 1997, are filed herein as Exhibit 5(b).


          (c) Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM Global Small Cap Growth Fund (currently known as Dresdner RCM Small Cap Growth
               Fund),
               and RCM Capital Management, L.L.C. (currently known as Dresdner RCM Global Investors LLC) dated as of December 27, 1996 and Appendix A (Schedule of Fees) dated as of December 30, 1997, are filed herein as Exhibit 5(c).



          (d) Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM Large Cap Growth Fund (currently known as Dresdner RCM Large Cap Growth Fund) and RCM Capital Management, L.L.C. (currently known as Dresdner RCM Global Investors LLC) dated as of December 27, 1996 and Appendix A (Schedule of Fees) dated as of December 30, 1997, are filed herein as Exhibit 5(d).



          (e) Investment Management Agreement, Power of Attorney and Service Agreement and Appendix A (Schedule of Fees) between Registrant, on behalf of Dresdner RCM Emerging Markets Fund, and RCM Capital Management, L.L.C. (currently known as Dresdner RCM Global Investors LLC) dated as of December 30, 1997, is filed herein as
               Exhibit 5(e).



          (f) Investment Management Agreement, Power of Attorney and Service Agreement and Appendix A (Schedule of Fees) between Registrant, on behalf of Dresdner RCM Biotechnology Fund, and Dresdner RCM Global Investors LLC dated as of December 30, 1997, is filed herein as Exhibit 5(f).


     6. (a) Agreement among RCM Capital Management, a California Limited Partnership (currently known as Dresdner RCM Global Investors
               LLC), RCM Equity Funds, Inc., RCM Capital Funds, Inc. (currently known as Dresdner RCM Equity Funds, Inc. and Dresdner RCM Capital Funds, Inc., respectively) and Funds Distributor, Inc. ("FDI"), dated June 13, 1996, is incorporated herein by reference to
               Exhibit 6(a) of Post-Effective Amendment No. 1.

          (b) Distribution Agreement between Registrant and Funds Distributor Inc., dated June 13, 1996 is incorporated herein by reference to
               Exhibit 6(b) of Post-Effective Amendment No. 1.

          (c) Fee Letter Agreement between Registrant, RCM Capital Management, a California Limited Partnership, (currently known as Dresdner RCM Global Investors LLC), RCM Equity Funds, Inc., RCM Capital Funds, Inc. (currently known as Dresdner RCM Equity Funds, Inc. and Dresdner RCM Capital Funds, Inc., respectively), and Funds Distributor Inc., dated June 13, 1996 is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 1.

          (d)  Form of Selling Agreement is incorporated herein by reference to
               Exhibit 6(d) of Post-Effective Amendment No. 1.

     7.   None

     8. (a) Custodian Contract and remuneration schedule between Registrant, on behalf of RCM Global Technology Fund (currentlly known as Dresdner RCM Global Technology Fund) and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 5.


          (b) Form of Amendment to Custodian Contract between Registrant, on behalf of to RCM Global Health Care Fund (currently known as Dresdner RCM Global Health Care Fund), and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 1.


          (c) Form of Amendment to Custodian Contract between Registrant, on behalf of to RCM Global Small Cap Fund (currently known as Dresdner RCM Global Small Cap Fund), and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 1.


          (d) Form of Amendment to Custodian Contract between Registrant, on behalf of to RCM Large Cap Growth Fund (currently known as Dresdner RCM Large Cap Growth Fund), and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 1.


          (e) Custodian Agreement between Registrant, on behalf of Dresdner RCM Emerging Markets Fund, and Brown Brothers Harriman & Co. is filed herein as Exhibit 8(e).


          (f)* Amendment to Custodian Agreement between Registrant on behalf of Dresdner RCM Emerging Markets Fund, and Brown Brothers Harriman & Co. is filed herein as Exhibit 8(f).


          (g) Form of Amendment to Custodian Contract between Registrant, on behalf of Dresdner RCM Biotechnology Fund, and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(g) of Post-Effective Amendment No. 5.

9.        (a)  License Agreement between Dresdner RCM Global Investors LLC and
               Registrant, related to the use by Registrant of the mark "Dresdner RCM", is filed herein as Exhibit 9(a).

10.       (a)  Opinion and consent of Baetjer, Venable and Howard, LLP as to the legality of securities being registered is filed herein as
               Exhibit 10(a).

          (b) Consent of Paul, Hastings, Janofsky & Walker LLP is incorporated herein by reference to Exhibit 10(b) of Post-Effective Amendment No. 4.

     11.  None

     12.  None

     13.  None

     14.  None

     15. (a) Amended and Restated Rule 12b-1 Plan of Registrant, on behalf of Dresdner RCM Global Health Care Fund, Dresdner RCM Global Small Cap Fund and Dresdner RCM Large Cap Growth Fund is filed herein as Exhibit 15(a).

          (b) Rule 12b-1 Plan of Registrant, on behalf of Dresdner RCM Biotechnology Fund is filed herein as Exhibit 15(b).

     16.  None

     17.  None

     18.  None

     19. Power of Attorney for DeWitt F. Bowman, Pamela A. Farr, Frank P. Greene and George G.C. Parker, is incorporated herein by reference to
          Exhibit 19 of Post-Effective Amendment No. 1.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Dresdner RCM Growth Equity Fund, Dresdner RCM Small Cap Fund and Dresdner RCM International Growth Equity Fund A are each series of Dresdner RCM Capital Funds, Inc., an open-end management investment company ("Capital Funds"), for which Dresdner RCM Global Investors LLC, acts as investment manager. RCM Strategic Global Government Fund, Inc. is a closed-end management investment company ("RCS"), for which Dresdner RCM Global Investors LLC acts as investment manager. Certain officers and/or directors of Capital Funds and RCS are also officers and/or directors of Registrant. Accordingly, Capital Funds and RCS may be deemed to be under common control with Registrant.

          Funds Distributor, Inc. ("FDI") acts as distributor of shares of the funds of Registrant. Certain officers or employees of FDI also serve as officers of Registrant, Capital Funds and RCS. Accordingly, FDI may be deemed to be under common control with Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                               As of November 30, 1997

          TITLE OF CLASS                               NUMBER OF RECORD-HOLDERS

          Dresdner RCM Global Technology Fund                    43
          Capital Stock
          ($0.0001 par value)

          Dresdner RCM Global Health Care Fund                    5
          Capital Stock
          ($0.0001 par value)

          Dresdner RCM Large Cap Growth Fund                      5
          Capital Stock
          ($0.0001 par value)

          Dresdner RCM Global Small Cap Fund                      6
          Capital Stock
          ($0.0001 par value)

          Dresdner RCM Emerging Markets Fund                      0
          Capital Stock
          ($0.0001 par value)

          Dresdner RCM Biotechnology Fund                         0
          Capital Stock
          ($0.0001 par value)

ITEM 27.  INDEMNIFICATION.

          Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify directors and officers of the corporation under various circumstances as provided in such statute. A director or officer who has been successful on the merits or otherwise, in the defense of any proceeding, must be indemnified against reasonable expenses incurred by such person in connection with the proceeding. Reasonable expenses may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, after a determination that the facts then known to those making the determination would not preclude indemnification under the statute, and following receipt by the corporation of a written affirmation by the person that his or her standard of conduct necessary for indemnification has been met and upon delivery of a written undertaking by or on behalf of the person to repay the amount advanced if it is ultimately determined that the standard of conduct has not been met.

          Article VI of the Bylaws of Registrant contains indemnification provisions conforming to the above statute and to the provisions of Section 17 of the Investment Company Act of 1940, as amended.

          The Registrant and the directors and officers of Registrant obtained coverage under an Errors and Omissions insurance policy. The terms and conditions of policy coverage conform generally to the standard coverage available throughout the investment company industry. The coverage also applies to Registrant's investment manager and its members and employees.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the provisions of Maryland law and Registrant's Articles of Incorporation and Bylaws, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          Registrant's investment manager, Dresdner RCM Global Investors LLC, is a Delaware limited liability company, whose two members are Dresdner Bank AG ("Dresdner") and Dresdner Kleinwort Benson North America, Inc. ("Dresdner Kleinwort Benson"). Dresdner is an international banking organization whose principal executive offices are located at Gallunsanlage 7, 60041 Frankfurt am Main, Frankfurt, Germany. Dresdner Kleinwort Benson is a wholly owned subsidiary of Dresdner whose principal executive offices are located at 75 Wall Street, New York, New York 10005.

ITEM 29.  PRINCIPAL UNDERWRITERS.

          (a) Funds Distributor, Inc. ("FDI"), whose principal offices are located at 60 State Street, Suite 1300, Boston Massachusetts 02109, is the principal underwriter of Registrant. FDI is an indirect, wholly owned subsidiary of Boston Institutional Group, Inc., a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. FDI also serves as principal underwriter of the following other investment companies:

               BJB Investment Funds
               The Brinson Funds
               Burridge Funds
               HT Insight Funds, Inc. d/b/a Harris Insight Funds
               Harris Insight Funds Trust
               The JPM Institutional Funds
               The JPM Pierpont Funds
               The JPM Series Trust
               The JPM Series Trust II
               Monetta Fund, Inc.
               Monetta Trust
               The Montgomery Funds
               The Montgomery Funds II
               The Munder Framlington Funds Trust
               The Munder Funds, Inc.
               The Munder Funds Trust
               Orbitex Group of Funds
               The PanAgora Institutional Funds
               Dresdner RCM Capital Funds, Inc.
               St. Clair Funds, Inc.
               The Skyline Funds
               Waterhouse Investors Family of Funds Inc.
               WEBS Index Fund, Inc.


               FDI does not act as a depositor or investment adviser of any investment company.

          (b)  The directors and executive officers of FDI are set forth below:

NAME AND PRINCIPAL       POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
BUSINESS ADDRESS         FUNDS DISTRIBUTOR, INC.       WITH REGISTRANT

--------------------------------------------------------------------------------
Marie E. Connolly        Director, President and       None
                         Chief Executive Officer

Richard W. Ingram        Executive Vice President      President, Treasurer and
                                                       Chief Financial Officer

Donald R. Roberson       Executive Vice President      None

Michael S. Petrucelli    Senior Vice President         None

Joseph F. Tower III      Director, Senior Vice         None
                         President, Treasurer and
                         Chief Financial Officer

Paula R. David           Senior Vice President         None

Bernard A. Whalen        Senior Vice President         None

William S. Nichols       Senior Vice President         None

William J. Nutt          Director                      None

          (c)  Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.


          Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of Registrant's investment manager, Dresdner RCM Global Investors LLC, Four Embarcadero Center, San Francisco, California 94111 and/or Registrant's distributor, Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.


          Records covering portfolio transactions are also maintained and kept by the funds' custodian, State Street Bank and Trust Company, U.S. Mutual Funds Services Division, P.O. Box 1713, Boston, Massachusetts 02105, with respect to Dresdner RCM Biotechnology Fund and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, with respect to Dresdner RCM Emerging Markets Fund.


ITEM 31.  MANAGEMENT SERVICES.

          None

ITEM 32.  UNDERTAKINGS.

     (a)  Not applicable


     (b) Registrant undertakes to file a post-effective amendment, containing reasonably current financial statements with respect to Dresdner RCM Biotechnology Fund and Dresdner RCM Emerging Markets Fund, which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act Registration Statement with respect to such series.


          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Dresdner RCM Equity Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 6 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts, on December 31, 1997.


                                        DRESDNER RCM EQUITY FUNDS, INC.


                                        By:   /s/Richard W. Ingram, President
                                              -------------------------------

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

          Signature                        Title                  Date

(1)  Principal Executive Officer        President           December 31, 1997


     /s/Richard W. Ingram*
     ------------------------------
     Richard W. Ingram


(2)  Chief Financial and Accounting     Treasurer           December 31, 1997
     Officer


     /s/Richard W. Ingram*
     ------------------------------
     Richard W. Ingram

          Signature                        Title                  Date

(4)  Directors


     /s/ DeWitt F. Bowman*                                  December 31, 1997
     ------------------------------
     DeWitt F. Bowman


     /s/ Pamela A. Farr*                                    December 31, 1997
     ------------------------------
     Pamela A. Farr


     /s/ Frank P. Greene *                                  December 31, 1997
     ------------------------------
     Frank P. Greene


     /s/ George G.C. Parker *                               December 31, 1997
     ------------------------------
     George G.C. Parker




*By: /s/Richard W. Ingram                                   December 31, 1997
     ------------------------------
     Richard W. Ingram
     as Attorney-in-Fact




--------------------
* By Richard W. Ingram, pursuant to Power of Attorney dated June 14, 1996, and incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 1.